UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-01352

Fidelity Devonshire Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	January 31, 2023

Item 1.

Reports to Stockholders

Fidelity® Stock Selector Large Cap Value Fund

Annual Report
January 31, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended January 31, 2023	Past 1 year	Past 5 years	Past 10 years
Class A (incl.5.75% sales charge)	-4.76%	5.92%	9.12%
Class M (incl.3.50% sales charge)	-2.70%	6.12%	9.05%
Class C (incl. contingent deferred sales charge)	-0.69%	6.30%	9.04%
Fidelity® Stock Selector Large Cap Value Fund	1.36%	7.50%	10.09%
Class I	1.39%	7.49%	10.06%
Class Z	1.46%	7.63%	10.15%

Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.
The initial offering of Class Z shares took place on February 1, 2017. Returns prior to February 1, 2017, are those of Class I.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Stock Selector Large Cap Value Fund, a class of the fund, on January 31, 2013.

The chart shows how the value of your investment would have changed, and also shows how the Russell 1000® Value Index performed over the same period.

28,000
25,000
22,500
20,000
17,500
15,000
12,500
$10,000
2013
2014
2015
2016
2017
2018
2019
2020
2021
2022
'23
Period Ending Values
$26,141 Fidelity® Stock Selector Large Cap Value Fund
$26,303 Russell 1000® Value Index

Management's Discussion of Fund Performance
Market Recap:
U.S. equities returned -8.22% for the 12 months ending January 31, 2023, according to the S&P 500® index. The new year began with an encouraging upturn in January (+6.28%), but the backdrop remains clouded by the multitude of risk factors that challenged the global economy in 2022, when the index logged its lowest calendar-year return since 2008 and first annual retreat since 2018. High inflation prompted the Federal Reserve to aggressively tighten monetary policy, and market interest rates eclipsed their highest level in a decade, stoking recession fears and sending stocks into bear market territory. Since March 2022, the Fed has hiked its benchmark rate seven times, by 4.25 percentage points - the fastest-ever pace of monetary tightening - while also shrinking its massive portfolio. The latest bump came in mid-December, along with a signal that the central bank plans to lift rates through the spring, though likely in smaller increments, to combat high inflation. Against this backdrop, stocks struggled to gain traction until a strong rally ignited heading into the summer. But in September, the S&P 500® returned -9.21%, one of its worst monthly results ever, before advancing 7.56% in Q4 as risky assets regained favor. For the full 12 months, value stocks handily outpaced growth. This headwind was most pronounced in the growth-oriented communication services (-27%), consumer discretionary (-20%) and information technology (-16%) sectors. In contrast, energy (+43%) led by a wide margin, followed by health care (+3%).
Comments from Lead Manager Matt Friedman and Co-Managers Jordan Michaels and Matthew Moulis:
For the fiscal year ending January 31, 2023, the fund's share classes (excluding sales charges, if applicable) gained about 0.2% to 1%, outperforming the -0.43% result of the benchmark Russell 1000 ® Value Index.   Versus the benchmark, security selection was the primary contributor, led by the industrials sector. Picks among utilities and information technology stocks also boosted the fund's relative result. The biggest individual relative contributor was an overweight position in Nielsen Holdings (+26%), which was an investment no longer held at the end of this period. Adding further value was an outsized stake in Exxon Mobil (+59%), one of the fund's largest positions on January 31. Another notable relative contributor was the fund's non-benchmark holding in Cenovus Energy, which gained roughly 39%. In contrast, the largest detractor from performance versus the benchmark proved to be security selection in financials. Investment choices in the communication services and real estate sectors also hampered the portfolio's relative result. Not owning Chevron, a benchmark component that rose roughly 37%, was the biggest individual relative detractor, followed by a larger-than-benchmark stake in Charter Communications (-36%). Outsized exposure to Fidelity National Information Services (-36%) hurt as well. Notable changes in positioning during the period include increased exposure to the energy and consumer discretionary sectors.
Notes to shareholders:
On February 7, 2023, Matt Moulis assumed co-management responsibilities for the fund's industrials sleeve, joining Matt Friedman. On July 27, 2022, Matt Friedman assumed portfolio management responsibilities for the fund's industrials sleeve, succeeding John Mirshekari.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary January 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Exxon Mobil Corp.	3.7
Wells Fargo & Co.	3.4
Bank of America Corp.	3.3
Johnson & Johnson	2.4
The Travelers Companies, Inc.	2.1
Alphabet, Inc. Class A	2.0
Thermo Fisher Scientific, Inc.	1.9
Verizon Communications, Inc.	1.7
JPMorgan Chase & Co.	1.7
Comcast Corp. Class A	1.6
23.8

Market Sectors (% of Fund's net assets)

Financials	20.2
Health Care	15.4
Industrials	10.3
Information Technology	8.7
Energy	8.3
Communication Services	7.5
Consumer Staples	6.5
Consumer Discretionary	6.1
Utilities	5.3
Real Estate	4.6
Materials	4.5
Investment Companies	0.9

Asset Allocation (% of Fund's net assets)

Foreign investments - 8.5%

Schedule of Investments January 31, 2023
Showing Percentage of Net Assets
Common Stocks - 97.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.5%
Diversified Telecommunication Services - 1.9%
Deutsche Telekom AG	37,600	837,683
Verizon Communications, Inc.	203,120	8,443,698
		9,281,381
Entertainment - 0.7%
Activision Blizzard, Inc.	36,560	2,799,399
Cinemark Holdings, Inc. (a)(b)	39,978	477,337
		3,276,736
Interactive Media & Services - 2.7%
Alphabet, Inc. Class A (a)	98,684	9,753,927
Meta Platforms, Inc. Class A (a)	20,675	3,079,955
		12,833,882
Media - 2.2%
Charter Communications, Inc. Class A (a)	2,093	804,361
Comcast Corp. Class A	201,999	7,948,661
Omnicom Group, Inc.	24,804	2,132,896
		10,885,918
TOTAL COMMUNICATION SERVICES		36,277,917
CONSUMER DISCRETIONARY - 6.1%
Automobiles - 0.7%
General Motors Co.	90,303	3,550,714
Hotels, Restaurants & Leisure - 1.8%
Hilton Worldwide Holdings, Inc.	28,034	4,067,453
McDonald's Corp.	17,217	4,603,826
		8,671,279
Household Durables - 0.6%
Tempur Sealy International, Inc.	72,002	2,934,082
Multiline Retail - 0.6%
Dollar Tree, Inc. (a)	19,937	2,994,139
Specialty Retail - 2.4%
Dick's Sporting Goods, Inc.	27,493	3,594,985
Lowe's Companies, Inc.	28,623	5,960,740
Williams-Sonoma, Inc. (b)	13,485	1,819,666
		11,375,391
TOTAL CONSUMER DISCRETIONARY		29,525,605
CONSUMER STAPLES - 6.5%
Beverages - 1.5%
Constellation Brands, Inc. Class A (sub. vtg.)	9,897	2,291,353
Diageo PLC	20,300	887,640
Keurig Dr. Pepper, Inc.	37,485	1,322,471
PepsiCo, Inc.	1,100	188,122
The Coca-Cola Co.	44,586	2,734,014
		7,423,600
Food & Staples Retailing - 1.5%
Albertsons Companies, Inc.	3,200	67,840
Kroger Co.	7,700	343,651
U.S. Foods Holding Corp. (a)	35,900	1,368,867
Walmart, Inc.	36,234	5,212,986
		6,993,344
Food Products - 1.0%
Archer Daniels Midland Co.	10,998	911,184
Bunge Ltd.	4,100	406,310
Darling Ingredients, Inc. (a)	3,100	205,499
Mondelez International, Inc.	45,353	2,967,900
Tyson Foods, Inc. Class A	6,100	401,075
		4,891,968
Household Products - 1.4%
Colgate-Palmolive Co.	1,900	141,607
Energizer Holdings, Inc.	13,200	489,720
Procter & Gamble Co.	44,549	6,342,887
		6,974,214
Tobacco - 1.1%
Altria Group, Inc.	42,792	1,927,352
Philip Morris International, Inc.	30,776	3,208,090
		5,135,442
TOTAL CONSUMER STAPLES		31,418,568
ENERGY - 8.3%
Energy Equipment & Services - 1.0%
Schlumberger Ltd.	81,300	4,632,474
Oil, Gas & Consumable Fuels - 7.3%
Canadian Natural Resources Ltd.	77,300	4,744,723
Cenovus Energy, Inc. (Canada)	295,700	5,907,111
Exxon Mobil Corp.	153,600	17,819,133
Hess Corp.	27,300	4,099,368
Valero Energy Corp.	20,100	2,814,603
		35,384,938
TOTAL ENERGY		40,017,412
FINANCIALS - 20.2%
Banks - 10.5%
Bank of America Corp.	453,053	16,074,320
Citizens Financial Group, Inc.	22,547	976,736
Comerica, Inc.	17,963	1,316,868
First Horizon National Corp.	28,770	711,482
JPMorgan Chase & Co.	59,305	8,300,328
PNC Financial Services Group, Inc.	14,246	2,356,716
Societe Generale Series A	43,922	1,307,408
U.S. Bancorp	59,517	2,963,947
Wells Fargo & Co.	351,448	16,472,368
		50,480,173
Capital Markets - 2.9%
Bank of New York Mellon Corp.	137,104	6,933,349
BlackRock, Inc. Class A	4,673	3,547,788
Cboe Global Markets, Inc.	9,169	1,126,687
Intercontinental Exchange, Inc.	21,084	2,267,584
		13,875,408
Consumer Finance - 0.9%
Capital One Financial Corp.	35,227	4,192,013
Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc. Class B (a)	16,078	5,008,619
Insurance - 4.9%
Arthur J. Gallagher & Co.	9,400	1,839,768
Chubb Ltd.	19,200	4,367,808
Globe Life, Inc.	18,172	2,196,086
Hartford Financial Services Group, Inc.	64,409	4,998,782
The Travelers Companies, Inc.	53,655	10,254,544
		23,656,988
TOTAL FINANCIALS		97,213,201
HEALTH CARE - 15.4%
Biotechnology - 0.9%
Gilead Sciences, Inc.	30,500	2,560,170
Regeneron Pharmaceuticals, Inc. (a)	2,300	1,744,481
		4,304,651
Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	54,700	6,047,085
Becton, Dickinson & Co.	13,800	3,480,636
Boston Scientific Corp. (a)	76,100	3,519,625
Medtronic PLC	9,900	828,531
		13,875,877
Health Care Providers & Services - 3.8%
AmerisourceBergen Corp.	27,100	4,578,816
Centene Corp. (a)	34,600	2,637,904
Cigna Corp.	13,400	4,243,378
CVS Health Corp.	8,800	776,336
Elevance Health, Inc.	4,700	2,349,953
Molina Healthcare, Inc. (a)	4,225	1,317,482
UnitedHealth Group, Inc.	4,260	2,126,549
		18,030,418
Life Sciences Tools & Services - 3.0%
Danaher Corp.	20,000	5,287,600
Thermo Fisher Scientific, Inc.	16,200	9,239,346
		14,526,946
Pharmaceuticals - 4.8%
Bristol-Myers Squibb Co.	46,400	3,370,960
Johnson & Johnson	72,485	11,845,499
Merck & Co., Inc.	39,500	4,242,695
Pfizer, Inc.	87,100	3,846,336
		23,305,490
TOTAL HEALTH CARE		74,043,382
INDUSTRIALS - 10.3%
Aerospace & Defense - 2.5%
Northrop Grumman Corp.	5,069	2,271,115
Raytheon Technologies Corp.	19,382	1,935,293
The Boeing Co. (a)	37,204	7,924,452
		12,130,860
Air Freight & Logistics - 0.9%
FedEx Corp.	23,755	4,605,144
Construction & Engineering - 0.6%
Fluor Corp. (a)	83,100	3,053,925
Electrical Equipment - 0.8%
Sensata Technologies, Inc. PLC	79,644	4,049,897
Industrial Conglomerates - 1.8%
3M Co.	10,736	1,235,499
General Electric Co.	90,789	7,306,699
		8,542,198
Machinery - 1.1%
Crane Holdings Co.	21,700	2,515,247
Flowserve Corp.	75,468	2,597,609
		5,112,856
Professional Services - 0.5%
Manpower, Inc.	27,800	2,423,048
Road & Rail - 2.1%
Norfolk Southern Corp.	12,421	3,053,206
RXO, Inc. (a)	94,748	1,735,783
U-Haul Holding Co. (non-vtg.)	33,600	2,076,144
XPO, Inc. (a)	77,300	3,081,178
		9,946,311
TOTAL INDUSTRIALS		49,864,239
INFORMATION TECHNOLOGY - 8.7%
Communications Equipment - 1.5%
Cisco Systems, Inc.	149,121	7,257,719
Electronic Equipment & Components - 0.6%
Vontier Corp.	115,978	2,670,973
IT Services - 4.1%
Amdocs Ltd.	38,407	3,530,756
Concentrix Corp.	12,100	1,715,901
Fidelity National Information Services, Inc.	47,687	3,578,432
FleetCor Technologies, Inc. (a)	12,155	2,538,086
Global Payments, Inc.	32,088	3,616,959
GoDaddy, Inc. (a)	22,901	1,880,859
SS&C Technologies Holdings, Inc.	51,419	3,103,137
		19,964,130
Semiconductors & Semiconductor Equipment - 2.0%
Microchip Technology, Inc.	81,337	6,313,378
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	35,200	3,264,096
		9,577,474
Software - 0.5%
Adobe, Inc. (a)	5,686	2,105,753
Black Knight, Inc. (a)	3,329	201,704
		2,307,457
TOTAL INFORMATION TECHNOLOGY		41,777,753
MATERIALS - 4.5%
Chemicals - 2.4%
Axalta Coating Systems Ltd. (a)	74,154	2,232,035
Eastman Chemical Co.	20,562	1,812,952
Olin Corp.	44,169	2,852,876
The Chemours Co. LLC	64,277	2,339,040
Westlake Corp.	18,971	2,328,690
		11,565,593
Containers & Packaging - 0.8%
Crown Holdings, Inc.	22,094	1,947,807
O-I Glass, Inc. (a)	97,733	1,881,360
		3,829,167
Metals & Mining - 1.3%
Freeport-McMoRan, Inc.	93,023	4,150,686
Glencore PLC	352,000	2,357,305
		6,507,991
TOTAL MATERIALS		21,902,751
REAL ESTATE - 4.6%
Equity Real Estate Investment Trusts (REITs) - 4.3%
American Tower Corp.	5,400	1,206,306
Equity Lifestyle Properties, Inc.	41,700	2,993,226
Essex Property Trust, Inc.	11,900	2,690,233
Host Hotels & Resorts, Inc.	115,100	2,169,635
Invitation Homes, Inc.	89,200	2,899,000
Mid-America Apartment Communities, Inc.	10,300	1,717,216
Prologis (REIT), Inc.	32,400	4,188,672
Welltower, Inc.	38,900	2,919,056
		20,783,344
Real Estate Management & Development - 0.3%
Cushman & Wakefield PLC (a)	89,200	1,287,156
TOTAL REAL ESTATE		22,070,500
UTILITIES - 5.3%
Electric Utilities - 3.5%
Constellation Energy Corp.	34,090	2,909,922
Edison International	41,846	2,883,189
Entergy Corp.	22,650	2,452,542
PG&E Corp. (a)	282,971	4,499,239
Southern Co.	61,500	4,162,320
		16,907,212
Independent Power and Renewable Electricity Producers - 1.1%
The AES Corp.	121,929	3,342,074
Vistra Corp.	81,023	1,868,390
		5,210,464
Multi-Utilities - 0.7%
Sempra Energy	22,346	3,582,734
TOTAL UTILITIES		25,700,410
TOTAL COMMON STOCKS (Cost $389,860,076)		469,811,738

Money Market Funds - 2.1%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (c)	7,847,796	7,849,365
Fidelity Securities Lending Cash Central Fund 4.38% (c)(d)	2,230,777	2,231,000
TOTAL MONEY MARKET FUNDS (Cost $10,080,289)		10,080,365

Equity Funds - 0.9%
	Shares	Value ($)
Domestic Equity Funds - 0.9%
iShares Russell 1000 Value Index ETF (Cost $4,418,094)	27,900	4,448,655

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $404,358,459)	484,340,758
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(1,758,502)
NET ASSETS - 100.0%	482,582,256

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	9,866,101	151,114,766	153,131,502	160,340	1	(1)	7,849,365	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	3,290,175	92,725,132	93,784,307	11,097	-	-	2,231,000	0.0%
Total	13,156,276	243,839,898	246,915,809	171,437	1	(1)	10,080,365

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	36,277,917	35,440,234	837,683	-
Consumer Discretionary	29,525,605	29,525,605	-	-
Consumer Staples	31,418,568	30,530,928	887,640	-
Energy	40,017,412	40,017,412	-	-
Financials	97,213,201	95,905,793	1,307,408	-
Health Care	74,043,382	74,043,382	-	-
Industrials	49,864,239	49,864,239	-	-
Information Technology	41,777,753	41,777,753	-	-
Materials	21,902,751	19,545,446	2,357,305	-
Real Estate	22,070,500	22,070,500	-	-
Utilities	25,700,410	25,700,410	-	-

Money Market Funds	10,080,365	10,080,365	-	-

Equity Funds	4,448,655	4,448,655	-	-
Total Investments in Securities:	484,340,758	478,950,722	5,390,036	-
Financial Statements
Statement of Assets and Liabilities
		January 31, 2023

Assets
Investment in securities, at value (including securities loaned of $2,284,602) - See accompanying schedule:
Unaffiliated issuers (cost $394,278,170)	$474,260,393
Fidelity Central Funds (cost $10,080,289)	10,080,365

Total Investment in Securities (cost $404,358,459)		$484,340,758
Receivable for investments sold		7,223,816
Receivable for fund shares sold		72,593
Dividends receivable		451,916
Distributions receivable from Fidelity Central Funds		28,398
Prepaid expenses		457
Total assets		492,117,938
Liabilities
Payable to custodian bank	$368,905
Payable for investments purchased	6,105,390
Payable for fund shares redeemed	436,849
Accrued management fee	251,526
Distribution and service plan fees payable	19,540
Other affiliated payables	74,581
Other payables and accrued expenses	47,891
Collateral on securities loaned	2,231,000
Total Liabilities		9,535,682
Net Assets		$482,582,256
Net Assets consist of:
Paid in capital		$404,047,651
Total accumulated earnings (loss)		78,534,605
Net Assets		$482,582,256

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($39,638,342 ÷ 1,643,414 shares) (a)		$24.12
Maximum offering price per share (100/94.25 of $24.12)		$25.59
Class M :
Net Asset Value and redemption price per share ($12,319,463 ÷ 512,131 shares) (a)		$24.06
Maximum offering price per share (100/96.50 of $24.06)		$24.93
Class C :
Net Asset Value and offering price per share ($7,898,160 ÷ 337,249 shares) (a)		$23.42
Stock Selector Large Cap Value :
Net Asset Value , offering price and redemption price per share ($405,895,355 ÷ 16,627,409 shares)		$24.41
Class I :
Net Asset Value , offering price and redemption price per share ($10,858,205 ÷ 442,727 shares)		$24.53
Class Z :
Net Asset Value , offering price and redemption price per share ($5,972,731 ÷ 246,408 shares)		$24.24
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Year ended January 31, 2023
Investment Income
Dividends		$9,454,327
Income from Fidelity Central Funds (including $11,097 from security lending)		171,437
Total Income		9,625,764
Expenses
Management fee
Basic fee	$2,572,745
Performance adjustment	364,770
Transfer agent fees	756,700
Distribution and service plan fees	218,003
Accounting fees	177,993
Custodian fees and expenses	25,706
Independent trustees' fees and expenses	1,623
Registration fees	94,021
Audit	57,956
Legal	6,858
Interest	1,147
Miscellaneous	2,259
Total expenses before reductions	4,279,781
Expense reductions	(16,989)
Total expenses after reductions		4,262,792
Net Investment income (loss)		5,362,972
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	21,556,479
Fidelity Central Funds	1
Foreign currency transactions	(2,214)
Total net realized gain (loss)		21,554,266
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(25,324,190)
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	(711)
Total change in net unrealized appreciation (depreciation)		(25,324,902)
Net gain (loss)		(3,770,636)
Net increase (decrease) in net assets resulting from operations		$1,592,336
Statement of Changes in Net Assets

	Year ended January 31, 2023	Year ended January 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,362,972	$4,974,117
Net realized gain (loss)	21,554,266	64,640,130
Change in net unrealized appreciation (depreciation)	(25,324,902)	41,303,206
Net increase (decrease) in net assets resulting from operations	1,592,336	110,917,453
Distributions to shareholders	(37,496,299)	(22,628,924)
Share transactions - net increase (decrease)	(22,942,895)	10,727,818
Total increase (decrease) in net assets	(58,846,858)	99,016,347

Net Assets
Beginning of period	541,429,114	442,412,767
End of period	$482,582,256	$541,429,114

Financial Highlights
Fidelity Advisor® Stock Selector Large Cap Value Fund Class A

Years ended January 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$25.78	$21.53	$20.92	$18.80	$21.26
Income from Investment Operations
Net investment income (loss) A,B	.20	.18	.32 C	.29	.26
Net realized and unrealized gain (loss)	(.01)	5.16	.71	2.14	(1.45)
Total from investment operations	.19	5.34	1.03	2.43	(1.19)
Distributions from net investment income	(.23)	(.20)	(.42)	(.31)	(.24)
Distributions from net realized gain	(1.62)	(.90)	-	-	(1.03)
Total distributions	(1.85)	(1.09) D	(.42)	(.31)	(1.27)
Net asset value, end of period	$24.12	$25.78	$21.53	$20.92	$18.80
Total Return E,F	1.06%	24.86%	5.03%	12.92%	(5.46)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.13%	1.06%	.94%	.93%	.96%
Expenses net of fee waivers, if any	1.12%	1.05%	.94%	.93%	.96%
Expenses net of all reductions	1.12%	1.05%	.93%	.93%	.95%
Net investment income (loss)	.85%	.69%	1.67% C	1.45%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$39,638	$36,552	$22,580	$25,576	$25,204
Portfolio turnover rate I	67%	76%	104%	68% J	92%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.32%.

D Total distributions per share do not sum due to rounding.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Stock Selector Large Cap Value Fund Class M

Years ended January 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$25.72	$21.48	$20.88	$18.77	$21.24
Income from Investment Operations
Net investment income (loss) A,B	.14	.11	.26 C	.23	.19
Net realized and unrealized gain (loss)	(.01)	5.15	.70	2.13	(1.44)
Total from investment operations	.13	5.26	.96	2.36	(1.25)
Distributions from net investment income	(.18)	(.13)	(.36)	(.25)	(.18)
Distributions from net realized gain	(1.62)	(.90)	-	-	(1.03)
Total distributions	(1.79) D	(1.02) D	(.36)	(.25)	(1.22) D
Net asset value, end of period	$24.06	$25.72	$21.48	$20.88	$18.77
Total Return E,F	.82%	24.55%	4.70%	12.59%	(5.78)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.38%	1.32%	1.23%	1.24%	1.28%
Expenses net of fee waivers, if any	1.37%	1.31%	1.23%	1.23%	1.28%
Expenses net of all reductions	1.37%	1.31%	1.22%	1.23%	1.27%
Net investment income (loss)	.60%	.43%	1.38% C	1.15%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$12,319	$12,188	$9,526	$10,385	$9,542
Portfolio turnover rate I	67%	76%	104%	68% J	92%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.03%.

D Total distributions per share do not sum due to rounding.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Stock Selector Large Cap Value Fund Class C

Years ended January 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$25.11	$20.99	$20.40	$18.37	$20.81
Income from Investment Operations
Net investment income (loss) A,B	.01	(.03)	.16 C	.12	.09
Net realized and unrealized gain (loss)	(.02)	5.02	.68	2.08	(1.42)
Total from investment operations	(.01)	4.99	.84	2.20	(1.33)
Distributions from net investment income	(.07)	-	(.25)	(.17)	(.08)
Distributions from net realized gain	(1.62)	(.87)	-	-	(1.03)
Total distributions	(1.68) D	(.87)	(.25)	(.17)	(1.11)
Net asset value, end of period	$23.42	$25.11	$20.99	$20.40	$18.37
Total Return E,F	.24%	23.82%	4.19%	11.96%	(6.26)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.94%	1.88%	1.76%	1.78%	1.80%
Expenses net of fee waivers, if any	1.94%	1.88%	1.76%	1.77%	1.80%
Expenses net of all reductions	1.94%	1.88%	1.75%	1.77%	1.79%
Net investment income (loss)	.04%	(.14)%	.86% C	.61%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$7,898	$6,948	$6,723	$8,813	$9,813
Portfolio turnover rate I	67%	76%	104%	68% J	92%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .51%.

D Total distributions per share do not sum due to rounding.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the contingent deferred sales charge.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Stock Selector Large Cap Value Fund

Years ended January 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$26.06	$21.73	$21.11	$18.94	$21.41
Income from Investment Operations
Net investment income (loss) A,B	.28	.25	.38 C	.35	.32
Net realized and unrealized gain (loss)	(.01)	5.23	.72	2.16	(1.46)
Total from investment operations	.27	5.48	1.10	2.51	(1.14)
Distributions from net investment income	(.30)	(.25)	(.48)	(.34)	(.29)
Distributions from net realized gain	(1.62)	(.90)	-	-	(1.03)
Total distributions	(1.92)	(1.15)	(.48)	(.34)	(1.33) D
Net asset value, end of period	$24.41	$26.06	$21.73	$21.11	$18.94
Total Return E	1.36%	25.26%	5.31%	13.24%	(5.20)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.83%	.76%	.64%	.64%	.67%
Expenses net of fee waivers, if any	.83%	.75%	.64%	.64%	.67%
Expenses net of all reductions	.83%	.75%	.63%	.64%	.66%
Net investment income (loss)	1.15%	.99%	1.97% C	1.74%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$405,895	$446,926	$373,322	$432,154	$806,342
Portfolio turnover rate H	67%	76%	104%	68% I	92%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.62%.

D Total distributions per share do not sum due to rounding.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

I Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Stock Selector Large Cap Value Fund Class I

Years ended January 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$26.17	$21.82	$21.22	$18.82	$21.28
Income from Investment Operations
Net investment income (loss) A,B	.28	.26	.38 C	.34	.31
Net realized and unrealized gain (loss)	(.01)	5.24	.72	2.14	(1.45)
Total from investment operations	.27	5.50	1.10	2.48	(1.14)
Distributions from net investment income	(.30)	(.25)	(.50)	(.08)	(.29)
Distributions from net realized gain	(1.62)	(.90)	-	-	(1.03)
Total distributions	(1.91) D	(1.15)	(.50)	(.08)	(1.32)
Net asset value, end of period	$24.53	$26.17	$21.82	$21.22	$18.82
Total Return E	1.39%	25.26%	5.31%	13.20%	(5.20)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.82%	.75%	.67%	.67%	.69%
Expenses net of fee waivers, if any	.82%	.74%	.67%	.66%	.69%
Expenses net of all reductions	.82%	.74%	.66%	.66%	.68%
Net investment income (loss)	1.15%	1.00%	1.94% C	1.72%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$10,858	$18,239	$9,420	$9,450	$98,119
Portfolio turnover rate H	67%	76%	104%	68% I	92%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.59%.

D Total distributions per share do not sum due to rounding.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

I Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Stock Selector Large Cap Value Fund Class Z

Years ended January 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$25.88	$21.58	$20.97	$18.84	$21.30
Income from Investment Operations
Net investment income (loss) A,B	.30	.28	.41 C	.38	.34
Net realized and unrealized gain (loss)	(.01)	5.20	.71	2.14	(1.45)
Total from investment operations	.29	5.48	1.12	2.52	(1.11)
Distributions from net investment income	(.31)	(.28)	(.51)	(.39)	(.32)
Distributions from net realized gain	(1.62)	(.90)	-	-	(1.03)
Total distributions	(1.93)	(1.18)	(.51)	(.39)	(1.35)
Net asset value, end of period	$24.24	$25.88	$21.58	$20.97	$18.84
Total Return D	1.46%	25.43%	5.43%	13.38%	(5.04)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.72%	.65%	.52%	.52%	.55%
Expenses net of fee waivers, if any	.71%	.65%	.52%	.52%	.55%
Expenses net of all reductions	.71%	.65%	.51%	.51%	.54%
Net investment income (loss)	1.26%	1.10%	2.10% C	1.86%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$5,973	$20,576	$20,841	$12,905	$858
Portfolio turnover rate G	67%	76%	104%	68% H	92%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.75%.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

H Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements
For the period ended January 31, 2023

1. Organization.
Fidelity Stock Selector Large Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Stock Selector Large Cap Value, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2023, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the foreign currency transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$93,691,025
Gross unrealized depreciation	(16,712,800)
Net unrealized appreciation (depreciation)	$76,978,225
Tax Cost	$407,362,533

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$1,624,153
Net unrealized appreciation (depreciation) on securities and other investments	$76,977,634

The tax character of distributions paid was as follows:

	January 31, 2023	January 31, 2022
Ordinary Income	$5,512,900	$ 13,137,853
Long-term Capital Gains	31,983,399	9,491,071
Total	$37,496,299	$ 22,628,924

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Stock Selector Large Cap Value Fund	323,069,984	377,208,207

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Stock Selector Large Cap Value as compared to its benchmark index, the Russell 1000 Value Index, over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .60% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$92,255	$2,974
Class M	.25%	.25%	58,454	115
Class C	.75%	.25%	67,294	8,157
			$218,003	$11,246

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$11,915
Class M	1,093
Class C A	82
$13,090

A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$73,743.20
Class M	23,435.20
Class C	17,623.26
Stock Selector Large Cap Value	617,609.15
Class I	17,672.15
Class Z	6,618.04
	$756,700

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
Fidelity Stock Selector Large Cap Value Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Stock Selector Large Cap Value Fund	$5,126

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Stock Selector Large Cap Value Fund	Borrower	$12,453,000	3.32%	$1,147

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Stock Selector Large Cap Value Fund	34,315,430	48,551,813	945,187

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Stock Selector Large Cap Value Fund	25,194

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Stock Selector Large Cap Value Fund	$878

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Stock Selector Large Cap Value Fund	$ 1,078	$ -	$-

8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $16,989.

9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended January 31, 2023	Year ended January 31, 2022
Fidelity Stock Selector Large Cap Value Fund
Distributions to shareholders
Class A	$2,802,856	$1,458,259
Class M	872,953	463,210
Class C	486,387	235,247
Stock Selector Large Cap Value	31,443,168	18,997,597
Class I	1,004,740	632,304
Class Z	886,195	842,307
Total	$37,496,299	$22,628,924

10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended January 31, 2023	Year ended January 31, 2022	Year ended January 31, 2023	Year ended January 31, 2022
Fidelity Stock Selector Large Cap Value Fund
Class A
Shares sold	335,914	499,669	$8,018,993	$12,832,213
Reinvestment of distributions	114,886	54,592	2,694,081	1,394,818
Shares redeemed	(225,187)	(185,423)	(5,287,878)	(4,674,112)
Net increase (decrease)	225,613	368,838	$5,425,196	$9,552,919
Class M
Shares sold	68,651	54,496	$1,637,524	$1,390,358
Reinvestment of distributions	37,248	18,165	872,853	463,210
Shares redeemed	(67,616)	(42,334)	(1,611,031)	(1,057,097)
Net increase (decrease)	38,283	30,327	$899,346	$796,471
Class C
Shares sold	111,397	78,440	$2,543,174	$1,947,324
Reinvestment of distributions	21,248	9,440	486,387	235,247
Shares redeemed	(72,074)	(131,579)	(1,681,764)	(3,240,337)
Net increase (decrease)	60,571	(43,699)	$1,347,797	$(1,057,766)
Stock Selector Large Cap Value
Shares sold	1,256,457	2,740,948	$30,696,006	$70,395,154
Reinvestment of distributions	1,239,041	694,465	29,458,357	17,931,137
Shares redeemed	(3,015,259)	(3,465,566)	(72,814,961)	(89,617,663)
Net increase (decrease)	(519,761)	(30,153)	$(12,660,598)	$(1,291,372)
Class I
Shares sold	132,680	605,163	$3,206,703	$15,087,077
Reinvestment of distributions	40,097	23,134	965,922	599,870
Shares redeemed	(426,883)	(363,172)	(10,544,795)	(9,302,023)
Net increase (decrease)	(254,106)	265,125	$(6,372,170)	$6,384,924
Class Z
Shares sold	136,141	332,126	$3,345,203	$8,567,920
Reinvestment of distributions	34,453	31,519	833,330	807,823
Shares redeemed	(719,267)	(534,118)	(15,760,999)	(13,033,101)
Net increase (decrease)	(548,673)	(170,473)	$(11,582,466)	$(3,657,358)

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Devonshire Trust and Shareholders of Fidelity Stock Selector Large Cap Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Stock Selector Large Cap Value Fund (one of the funds constituting Fidelity Devonshire Trust, referred to hereafter as the "Fund") as of January 31, 2023, the related statement of operations for the year ended January 31, 2023, the statement of changes in net assets for each of the two years in the period ended January 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended January 31, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of January 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended January 31, 2023 and the financial highlights for each of the five years in the period ended January 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
March 16, 2023

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 318 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chair. The Trustees have determined that an interested Chair is appropriate and benefits shareholders because an interested Chair has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chair, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chair and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's alternative investment, investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity ® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Bettina Doulton (1964)
Year of Election or Appointment: 2020
Trustee
Ms. Doulton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity ® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).
Robert A. Lawrence (1952)
Year of Election or Appointment: 2020
Trustee
Chair of the Board of Trustees
Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Trustee and Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity ® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Thomas P. Bostick (1956)
Year of Election or Appointment: 2021
Trustee
Lieutenant General Bostick also serves as Trustee of other Fidelity ® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present) and as a member of the Board of HireVue, Inc. (video interview and assessment, 2020-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005
Trustee
Mr. Dirks also serves as Trustee of other Fidelity ® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.
Donald F. Donahue (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Donahue also serves as Trustee of other Fidelity ® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York and a member of the Board of The Leadership Academy (previously NYC Leadership Academy) (2012-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).
Vicki L. Fuller (1957)
Year of Election or Appointment: 2020
Trustee
Ms. Fuller also serves as Trustee of other Fidelity ® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity ® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present), as a member of the Board of Treliant, LLC (consulting, 2019-present), as a member of the Advisory Board of Ariel Alternatives, LLC (private equity, 2021-present) and as a member of the Board and Chair of the Audit Committee of Gusto, Inc. (software, 2021-present). In addition, Ms. Fuller currently serves as a member of the Board of Roosevelt University (2019-present) and as a member of the Executive Board of New York University's Stern School of Business. Ms. Fuller previously served as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-2021).
Patricia L. Kampling (1959)
Year of Election or Appointment: 2020
Trustee
Ms. Kampling also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee and Chair of the Executive Development and Compensation Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).
Thomas A. Kennedy (1955)
Year of Election or Appointment: 2021
Trustee
Mr. Kennedy also serves as Trustee of other Fidelity ® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity ® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy currently serves as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-present). He is also a member of the Rutgers School of Engineering Industry Advisory Board (2011-present) and a member of the UCLA Engineering Dean's Executive Board (2016-present).
Oscar Munoz (1959)
Year of Election or Appointment: 2021
Trustee
Mr. Munoz also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present) and a member of the Advisory Board of Salesforce.com, Inc. (cloud-based software, 2020-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity ® funds (2021).
David M. Thomas (1949)
Year of Election or Appointment: 2008
Trustee
Lead Independent Trustee
Mr. Thomas also serves as Trustee of other Fidelity ® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and as Director (2013-present) and Non-Executive Chairman of the Board (2022-present) of Interpublic Group of Companies, Inc. (marketing communication).
Susan Tomasky (1953)
Year of Election or Appointment: 2020
Trustee
Ms. Tomasky also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Executive Committee, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present) and as a member of the Board of its subsidiary company, Public Service Electric and Gas Co. (2021-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company - America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Kenyon in the World Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity ® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).
Michael E. Wiley (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Wiley also serves as Trustee of other Fidelity ® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity ® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003
Member of the Advisory Board
Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity ® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).
Craig S. Brown (1977)
Year of Election or Appointment: 2022
Deputy Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity ® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
William C. Coffey (1969)
Year of Election or Appointment: 2019
Assistant Secretary
Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).
Timothy M. Cohen (1969)
Year of Election or Appointment: 2018
Vice President
Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
Assistant Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Colm A. Hogan (1973)
Year of Election or Appointment: 2020
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Pamela R. Holding (1964)
Year of Election or Appointment: 2018
Vice President
Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).
Cynthia Lo Bessette (1969)
Year of Election or Appointment: 2019
Secretary and Chief Legal Officer (CLO)
Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), FD Funds Management LLC (2021-present), and Fidelity Diversifying Solutions LLC (investment adviser firm, 2022-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).
Chris Maher (1972)
Year of Election or Appointment: 2020
Deputy Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jason P. Pogorelec (1975)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments. Mr. Pogorelec serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2023-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity ® funds (2015-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2016
President and Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2022 to January 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2022	Ending Account Value January 31, 2023	Expenses Paid During Period- C August 1, 2022 to January 31, 2023
Fidelity® Stock Selector Large Cap Value Fund
Class A	1.13%
Actual		$ 1,000	$ 1,066.00	$ 5.88
Hypothetical- B		$ 1,000	$ 1,019.51	$ 5.75
Class M	1.38%
Actual		$ 1,000	$ 1,064.50	$ 7.18
Hypothetical- B		$ 1,000	$ 1,018.25	$ 7.02
Class C	1.94%
Actual		$ 1,000	$ 1,061.70	$ 10.08
Hypothetical- B		$ 1,000	$ 1,015.43	$ 9.86
Fidelity® Stock Selector Large Cap Value Fund	.84%
Actual		$ 1,000	$ 1,067.40	$ 4.38
Hypothetical- B		$ 1,000	$ 1,020.97	$ 4.28
Class I	.84%
Actual		$ 1,000	$ 1,067.50	$ 4.38
Hypothetical- B		$ 1,000	$ 1,020.97	$ 4.28
Class Z	.73%
Actual		$ 1,000	$ 1,067.90	$ 3.80
Hypothetical- B		$ 1,000	$ 1,021.53	$ 3.72

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions   (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2023, $21,984,252, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $38,233 of distributions paid during the fiscal year ended 2023 as qualifying to be taxed as section 163(j) interest dividends.

Class A, Class M, Class C, Stock Selector Large Cap Value, Class I, and Class Z designate 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A, Class M, Class C, Stock Selector Large Cap Value, Class I and Class Z designate 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.900194.113
LCV-ANN-0423
Fidelity® Mid Cap Value K6 Fund

Annual Report
January 31, 2023

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended January 31, 2023	Past 1 year	Past 5 years	Life of Fund A
Fidelity® Mid Cap Value K6 Fund	2.41%	5.79%	7.58%

A     From May 25, 2017

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Mid Cap Value K6 Fund, on May 25, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Value Index performed over the same period.

16,500
15,000
14,000
13,000
12,000
11,000
10,000
9,000
8,000
$7,600
2017
2018
2019
2020
2021
2022
'23
Period Ending Values
$15,158 Fidelity® Mid Cap Value K6 Fund
$15,559 Russell Midcap® Value Index

Management's Discussion of Fund Performance
Market Recap:
U.S. equities returned -8.22% for the 12 months ending January 31, 2023, according to the S&P 500 ® index. The new year began with an encouraging upturn in January (+6.28%), but the backdrop remains clouded by the multitude of risk factors that challenged the global economy in 2022, when the index logged its lowest calendar-year return since 2008 and first annual retreat since 2018. High inflation prompted the Federal Reserve to aggressively tighten monetary policy, and market interest rates eclipsed their highest level in a decade, stoking recession fears and sending stocks into bear market territory. Since March 2022, the Fed has hiked its benchmark rate seven times, by 4.25 percentage points - the fastest-ever pace of monetary tightening - while also shrinking its massive portfolio. The latest bump came in mid-December, along with a signal that the central bank plans to lift rates through the spring, though likely in smaller increments, to combat high inflation. Against this backdrop, stocks struggled to gain traction until a strong rally ignited heading into the summer. But in September, the S&P 500 ® returned -9.21%, one of its worst monthly results ever, before advancing 7.56% in Q4 as risky assets regained favor. For the full 12 months, value stocks handily outpaced growth. This headwind was most pronounced in the growth-oriented communication services (-27%), consumer discretionary (-20%) and information technology (-16%) sectors. In contrast, energy (+43%) led by a wide margin, followed by health care (+3%).
Comments from Lead Manager Neil Nabar and Co-Manager Anastasia Zabolotnikova:
For the fiscal year ending January 31, 2023, the fund gained 2.41%, outperforming the -0.69% result of the benchmark Russell Midcap ® Value Index. Versus the benchmark, security selection was the primary contributor, led by the information technology sector. Strong picks in the communication services sector, primarily driven by the media & entertainment industry, also helped. Investment choices in industrials further lifted the fund's relative result. The fund's largest individual relative contributor was an overweight in Hess, which gained approximately 66% the past 12 months. Also boosting performance was our overweight in PG&E, which returned roughly 30%. PG&E was a new addition to the portfolio this period and among the fund's biggest holdings on January 31. Another notable relative contributor was an outsized stake in Performance Food Group (+44%). This period we decreased our investments in Performance Food and Hess. In contrast, the biggest detractor from performance versus the benchmark was security selection in materials. Stock picks in real estate also hampered relative performance. The fund's biggest individual relative detractor was an overweight in WeWork (-79%). Also holding back performance was our outsized stake in Jones Lang LaSalle, which returned about -36%. Jones Lang LaSalle was not held at period end. Further hindering relative performance was an overweight in Welltower (-11%), which was the fund's largest holding on January 31. Notable changes in positioning this period include increased exposure to the materials and utilities sectors.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary January 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Welltower, Inc.	4.4
Public Storage	1.5
Entergy Corp.	1.4
Prologis (REIT), Inc.	1.4
Edison International	1.4
CBRE Group, Inc.	1.3
M&T Bank Corp.	1.4
PG&E Corp.	1.3
Markel Corp.	1.3
Hartford Financial Services Group, Inc.	1.2
16.6

Market Sectors (% of Fund's net assets)

Financials	17.0
Industrials	15.1
Real Estate	11.4
Consumer Discretionary	10.9
Materials	9.3
Information Technology	8.4
Utilities	7.6
Health Care	6.6
Energy	6.1
Consumer Staples	3.4
Communication Services	3.1

Asset Allocation (% of Fund's net assets)

Foreign investments - 7.4%

Schedule of Investments January 31, 2023
Showing Percentage of Net Assets
Common Stocks - 98.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 0.5%
Cellnex Telecom SA (a)	4,514	176,895
Interactive Media & Services - 0.6%
Ziff Davis, Inc. (b)	2,648	236,943
Media - 2.0%
iHeartMedia, Inc. (b)	7,012	54,343
Liberty Broadband Corp. Class C (b)	1,181	106,030
News Corp. Class A	13,986	283,356
Nexstar Broadcasting Group, Inc. Class A	949	194,327
Thryv Holdings, Inc. (b)	3,445	77,065
		715,121
TOTAL COMMUNICATION SERVICES		1,128,959
CONSUMER DISCRETIONARY - 10.9%
Auto Components - 1.4%
Aptiv PLC (b)	2,303	260,446
Magna International, Inc. Class A	4,003	259,955
		520,401
Diversified Consumer Services - 0.9%
Adtalem Global Education, Inc. (b)	4,409	168,336
Laureate Education, Inc. Class A	15,073	165,502
		333,838
Hotels, Restaurants & Leisure - 2.4%
Bowlero Corp. Class A (b)	3,747	51,521
Hilton Worldwide Holdings, Inc.	1,251	181,508
Light & Wonder, Inc. Class A (b)	3,341	218,000
MGM Resorts International	5,739	237,652
Travel+Leisure Co.	4,016	170,158
		858,839
Household Durables - 2.2%
Helen of Troy Ltd. (b)	957	108,246
Mohawk Industries, Inc. (b)	1,776	213,227
PulteGroup, Inc.	4,047	230,234
Tempur Sealy International, Inc.	5,814	236,921
		788,628
Multiline Retail - 1.6%
Dollar Tree, Inc. (b)	1,273	191,179
Franchise Group, Inc. (c)	6,036	186,452
Kohl's Corp.	6,639	214,904
		592,535
Specialty Retail - 2.4%
Lithia Motors, Inc. Class A (sub. vtg.)	826	217,403
O'Reilly Automotive, Inc. (b)	384	304,262
Rent-A-Center, Inc.	6,282	168,923
Victoria's Secret & Co. (b)	4,539	191,319
		881,907
TOTAL CONSUMER DISCRETIONARY		3,976,148
CONSUMER STAPLES - 3.4%
Food & Staples Retailing - 2.0%
Albertsons Companies, Inc.	12,711	269,473
Performance Food Group Co. (b)	4,048	248,223
U.S. Foods Holding Corp. (b)	5,300	202,089
		719,785
Food Products - 1.4%
Bunge Ltd.	3,033	300,570
Tyson Foods, Inc. Class A	3,110	204,483
		505,053
TOTAL CONSUMER STAPLES		1,224,838
ENERGY - 6.1%
Energy Equipment & Services - 1.0%
Halliburton Co.	5,132	211,541
Liberty Oilfield Services, Inc. Class A	10,937	173,133
		384,674
Oil, Gas & Consumable Fuels - 5.1%
Cenovus Energy, Inc. (c)	11,134	222,457
Chesapeake Energy Corp.	2,656	230,328
Hess Corp.	1,759	264,131
Occidental Petroleum Corp.	4,242	274,839
Ovintiv, Inc.	3,405	167,628
Southwestern Energy Co. (b)	24,774	136,752
Targa Resources Corp.	3,690	276,824
Valero Energy Corp.	1,915	268,157
		1,841,116
TOTAL ENERGY		2,225,790
FINANCIALS - 17.0%
Banks - 4.2%
Citizens Financial Group, Inc.	9,799	424,493
East West Bancorp, Inc.	3,939	309,290
M&T Bank Corp.	3,172	494,832
Signature Bank	2,264	291,943
		1,520,558
Capital Markets - 3.3%
Ares Management Corp.	2,938	243,825
Carlyle Group LP	6,771	243,553
LPL Financial	925	219,336
State Street Corp.	4,518	412,629
Virtu Financial, Inc. Class A	3,656	70,597
		1,189,940
Consumer Finance - 0.7%
OneMain Holdings, Inc.	5,937	256,122
Diversified Financial Services - 1.1%
Apollo Global Management, Inc.	3,934	278,449
Corebridge Financial, Inc.	5,359	116,612
		395,061
Insurance - 6.5%
Arthur J. Gallagher & Co.	2,000	391,440
Chubb Ltd.	881	200,419
First American Financial Corp.	4,557	281,942
Hartford Financial Services Group, Inc.	5,637	437,488
Markel Corp. (b)	330	464,963
MetLife, Inc.	3,354	244,909
Old Republic International Corp.	13,229	349,113
		2,370,274
Thrifts & Mortgage Finance - 1.2%
NMI Holdings, Inc. (b)	7,614	176,873
Walker & Dunlop, Inc.	2,905	277,079
		453,952
TOTAL FINANCIALS		6,185,907
HEALTH CARE - 6.6%
Biotechnology - 0.3%
Regeneron Pharmaceuticals, Inc. (b)	151	114,529
Health Care Providers & Services - 3.7%
AdaptHealth Corp. (b)	7,833	167,861
AmerisourceBergen Corp.	1,511	255,299
DaVita HealthCare Partners, Inc. (b)	2,592	213,555
Molina Healthcare, Inc. (b)	1,061	330,852
Tenet Healthcare Corp. (b)	6,947	381,043
		1,348,610
Life Sciences Tools & Services - 1.9%
Bio-Rad Laboratories, Inc. Class A (b)	573	267,855
Charles River Laboratories International, Inc. (b)	769	187,059
ICON PLC (b)	735	169,572
Syneos Health, Inc. (b)	1,429	51,330
		675,816
Pharmaceuticals - 0.7%
Royalty Pharma PLC	6,905	270,607
TOTAL HEALTH CARE		2,409,562
INDUSTRIALS - 15.1%
Aerospace & Defense - 0.6%
Woodward, Inc.	2,150	219,859
Building Products - 1.8%
Builders FirstSource, Inc. (b)	5,332	424,960
UFP Industries, Inc.	2,481	232,098
		657,058
Commercial Services & Supplies - 0.3%
The Brink's Co.	1,502	98,531
Construction & Engineering - 1.8%
EMCOR Group, Inc.	2,029	300,799
Willscot Mobile Mini Holdings (b)	7,375	357,393
		658,192
Electrical Equipment - 1.2%
Regal Rexnord Corp.	3,140	437,088
Machinery - 4.2%
Crane Holdings Co.	1,082	125,415
ITT, Inc.	1,890	173,105
Oshkosh Corp.	2,529	254,873
PACCAR, Inc.	3,612	394,828
Stanley Black & Decker, Inc.	2,166	193,445
Timken Co.	4,664	384,080
		1,525,746
Professional Services - 1.1%
CACI International, Inc. Class A (b)	673	207,345
Manpower, Inc.	2,369	206,482
		413,827
Road & Rail - 2.7%
Knight-Swift Transportation Holdings, Inc. Class A	6,235	368,489
RXO, Inc. (b)	7,997	146,505
U-Haul Holding Co. (non-vtg.)	4,233	261,557
XPO, Inc. (b)	4,710	187,741
		964,292
Trading Companies & Distributors - 1.4%
MSC Industrial Direct Co., Inc. Class A	2,791	230,816
WESCO International, Inc. (b)	1,986	295,934
		526,750
TOTAL INDUSTRIALS		5,501,343
INFORMATION TECHNOLOGY - 8.4%
Communications Equipment - 0.4%
Motorola Solutions, Inc.	525	134,930
Electronic Equipment & Components - 2.0%
Flex Ltd. (b)	10,165	237,353
Knowles Corp. (b)	5,145	98,938
TD SYNNEX Corp.	2,306	235,558
Vontier Corp.	7,248	166,921
		738,770
IT Services - 3.4%
Concentrix Corp.	1,931	273,835
Cyxtera Technologies, Inc. Class A (b)	15,596	50,219
DXC Technology Co. (b)	8,171	234,753
Fidelity National Information Services, Inc.	3,118	233,975
Genpact Ltd.	2,600	122,928
SS&C Technologies Holdings, Inc.	5,155	311,104
		1,226,814
Semiconductors & Semiconductor Equipment - 1.9%
Lam Research Corp.	650	325,065
Microchip Technology, Inc.	3,722	288,902
Micron Technology, Inc.	1,573	94,852
		708,819
Software - 0.7%
Gen Digital, Inc.	10,757	247,519
TOTAL INFORMATION TECHNOLOGY		3,056,852
MATERIALS - 9.3%
Chemicals - 4.2%
Celanese Corp. Class A	2,814	346,685
Corteva, Inc.	2,302	148,364
Element Solutions, Inc.	7,295	149,402
Nutrien Ltd.	1,529	126,586
Olin Corp.	4,797	309,838
Tronox Holdings PLC	7,422	127,287
Westlake Corp.	2,478	304,175
		1,512,337
Containers & Packaging - 2.5%
Crown Holdings, Inc.	3,487	307,414
Graphic Packaging Holding Co.	7,105	171,159
International Paper Co.	4,401	184,050
Packaging Corp. of America	1,812	258,572
		921,195
Metals & Mining - 1.8%
Arconic Corp. (b)	9,548	224,473
Freeport-McMoRan, Inc.	5,082	226,759
Reliance Steel & Aluminum Co.	955	217,215
		668,447
Paper & Forest Products - 0.8%
Louisiana-Pacific Corp.	3,948	268,819
TOTAL MATERIALS		3,370,798
REAL ESTATE - 11.4%
Equity Real Estate Investment Trusts (REITs) - 9.9%
Camden Property Trust (SBI)	3,341	411,645
Essex Property Trust, Inc.	1,040	235,113
Lamar Advertising Co. Class A	2,554	272,103
Prologis (REIT), Inc.	3,992	516,086
Public Storage	1,778	541,117
Welltower, Inc.	21,551	1,617,183
		3,593,247
Real Estate Management & Development - 1.5%
CBRE Group, Inc. (b)	5,816	497,326
WeWork, Inc. (b)(c)	38,603	61,379
		558,705
TOTAL REAL ESTATE		4,151,952
UTILITIES - 7.6%
Electric Utilities - 5.7%
American Electric Power Co., Inc.	2,265	212,819
Edison International	7,322	504,486
Entergy Corp.	4,988	540,101
Exelon Corp.	8,543	360,429
PG&E Corp. (b)	29,563	470,052
		2,087,887
Gas Utilities - 1.2%
Brookfield Infrastructure Corp. A Shares	9,610	424,954
Independent Power and Renewable Electricity Producers - 0.7%
NextEra Energy Partners LP	3,179	233,021
TOTAL UTILITIES		2,745,862
TOTAL COMMON STOCKS (Cost $33,191,932)		35,978,011

Money Market Funds - 1.1%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (d)	38,451	38,458
Fidelity Securities Lending Cash Central Fund 4.38% (d)(e)	348,490	348,525
TOTAL MONEY MARKET FUNDS (Cost $386,983)		386,983

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $33,578,915)	36,364,994
NET OTHER ASSETS (LIABILITIES) - 0.0%	9,424
NET ASSETS - 100.0%	36,374,418

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $176,895 or 0.5% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	348,969	7,855,717	8,166,228	1,771	-	-	38,458	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	154,425	5,462,940	5,268,840	6,943	-	-	348,525	0.0%
Total	503,394	13,318,657	13,435,068	8,714	-	-	386,983

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,128,959	952,064	176,895	-
Consumer Discretionary	3,976,148	3,976,148	-	-
Consumer Staples	1,224,838	1,224,838	-	-
Energy	2,225,790	2,225,790	-	-
Financials	6,185,907	6,185,907	-	-
Health Care	2,409,562	2,409,562	-	-
Industrials	5,501,343	5,501,343	-	-
Information Technology	3,056,852	3,056,852	-	-
Materials	3,370,798	3,370,798	-	-
Real Estate	4,151,952	4,151,952	-	-
Utilities	2,745,862	2,745,862	-	-

Money Market Funds	386,983	386,983	-	-
Total Investments in Securities:	36,364,994	36,188,099	176,895	-
Financial Statements
Statement of Assets and Liabilities
		January 31, 2023

Assets
Investment in securities, at value (including securities loaned of $341,229) - See accompanying schedule:
Unaffiliated issuers (cost $33,191,932)	$35,978,011
Fidelity Central Funds (cost $386,983)	386,983

Total Investment in Securities (cost $33,578,915)		$36,364,994
Cash		32,479
Receivable for investments sold		139,244
Receivable for fund shares sold		313,884
Dividends receivable		9,618
Distributions receivable from Fidelity Central Funds		1,375
Total assets		36,861,594
Liabilities
Payable for investments purchased	$106,841
Payable for fund shares redeemed	20,121
Accrued management fee	11,689
Collateral on securities loaned	348,525
Total Liabilities		487,176
Net Assets		$36,374,418
Net Assets consist of:
Paid in capital		$33,813,836
Total accumulated earnings (loss)		2,560,582
Net Assets		$36,374,418
Net Asset Value , offering price and redemption price per share ($36,374,418 ÷ 2,664,049 shares)		$13.65

Statement of Operations
		Year ended January 31, 2023
Investment Income
Dividends		$528,249
Special dividends		70,945
Income from Fidelity Central Funds (including $6,943 from security lending)		8,714
Total Income		607,908
Expenses
Management fee	$143,636
Independent trustees' fees and expenses	106
Total expenses before reductions	143,742
Expense reductions	(5)
Total expenses after reductions		143,737
Net Investment income (loss)		464,171
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,733,846
Foreign currency transactions	(134)
Total net realized gain (loss)		1,733,712
Change in net unrealized appreciation (depreciation) on investment securities		(1,679,298)
Net gain (loss)		54,414
Net increase (decrease) in net assets resulting from operations		$518,585
Statement of Changes in Net Assets

	Year ended January 31, 2023	Year ended January 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$464,171	$496,411
Net realized gain (loss)	1,733,712	6,568,315
Change in net unrealized appreciation (depreciation)	(1,679,298)	1,001,121
Net increase (decrease) in net assets resulting from operations	518,585	8,065,847
Distributions to shareholders	(470,724)	(496,165)
Share transactions
Proceeds from sales of shares	9,720,249	12,452,914
Reinvestment of distributions	470,724	496,165
Cost of shares redeemed	(8,856,637)	(12,930,840)
Net increase (decrease) in net assets resulting from share transactions	1,334,336	18,239
Total increase (decrease) in net assets	1,382,197	7,587,921

Net Assets
Beginning of period	34,992,221	27,404,300
End of period	$36,374,418	$34,992,221

Other Information
Shares
Sold	739,821	943,131
Issued in reinvestment of distributions	37,658	36,536
Redeemed	(695,036)	(972,886)
Net increase (decrease)	82,443	6,781

Financial Highlights
Fidelity® Mid Cap Value K6 Fund

Years ended January 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$13.55	$10.64	$10.28	$9.85	$11.35
Income from Investment Operations
Net investment income (loss) A,B	.19 C	.19	.19	.21	.21
Net realized and unrealized gain (loss)	.12	2.91	.40	.40	(1.44)
Total from investment operations	.31	3.10	.59	.61	(1.23)
Distributions from net investment income	(.21)	(.19)	(.23)	(.18)	(.22)
Distributions from net realized gain	-	-	-	-	(.05)
Total distributions	(.21)	(.19)	(.23)	(.18)	(.27)
Net asset value, end of period	$13.65	$13.55	$10.64	$10.28	$9.85
Total Return D	2.41%	29.17%	5.83%	6.15%	(10.82)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.44%	.44%	.44%
Net investment income (loss)	1.45% C	1.45%	2.07%	2.05%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$36,374	$34,992	$27,404	$53,188	$48,924
Portfolio turnover rate G	85% H	100%	73% H	102% H	89% H

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.23%.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

H Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements
For the period ended January 31, 2023

1. Organization.
Fidelity Mid Cap Value K6 Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2023, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and   losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,700,969
Gross unrealized depreciation	(2,178,449)
Net unrealized appreciation (depreciation)	$2,522,520
Tax Cost	$33,842,474

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$61
Undistributed long-term capital gain	$68,544
Net unrealized appreciation (depreciation) on securities and other investments	$2,522,520

The tax character of distributions paid was as follows:

	January 31, 2023	January 31, 2022
Ordinary Income	$470,724	$496,165

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
Fidelity Mid Cap Value K6 Fund	28,423,348	27,512,671

Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Mid Cap Value K6 Fund	30,440	364,276

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Mid Cap Value K6 Fund	$578

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Mid Cap Value K6 Fund	2,857,233	2,028,566	294,022
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Mid Cap Value K6 Fund	$733	$-	$-

8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $5.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Devonshire Trust and the Shareholders of Fidelity Mid Cap Value K6 Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Mid Cap Value K6 Fund (the "Fund"), a fund of Fidelity Devonshire Trust, including the schedule of investments, as of January 31, 2023, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 16, 2023
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 318 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chair. The Trustees have determined that an interested Chair is appropriate and benefits shareholders because an interested Chair has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chair, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chair and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's alternative investment, investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity ® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Bettina Doulton (1964)
Year of Election or Appointment: 2020
Trustee
Ms. Doulton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity ® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).
Robert A. Lawrence (1952)
Year of Election or Appointment: 2020
Trustee
Chair of the Board of Trustees
Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Trustee and Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity ® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Thomas P. Bostick (1956)
Year of Election or Appointment: 2021
Trustee
Lieutenant General Bostick also serves as Trustee of other Fidelity ® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present) and as a member of the Board of HireVue, Inc. (video interview and assessment, 2020-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005
Trustee
Mr. Dirks also serves as Trustee of other Fidelity ® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.
Donald F. Donahue (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Donahue also serves as Trustee of other Fidelity ® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York and a member of the Board of The Leadership Academy (previously NYC Leadership Academy) (2012-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).
Vicki L. Fuller (1957)
Year of Election or Appointment: 2020
Trustee
Ms. Fuller also serves as Trustee of other Fidelity ® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity ® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present), as a member of the Board of Treliant, LLC (consulting, 2019-present), as a member of the Advisory Board of Ariel Alternatives, LLC (private equity, 2021-present) and as a member of the Board and Chair of the Audit Committee of Gusto, Inc. (software, 2021-present). In addition, Ms. Fuller currently serves as a member of the Board of Roosevelt University (2019-present) and as a member of the Executive Board of New York University's Stern School of Business. Ms. Fuller previously served as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-2021).
Patricia L. Kampling (1959)
Year of Election or Appointment: 2020
Trustee
Ms. Kampling also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee and Chair of the Executive Development and Compensation Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).
Thomas A. Kennedy (1955)
Year of Election or Appointment: 2021
Trustee
Mr. Kennedy also serves as Trustee of other Fidelity ® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity ® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy currently serves as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-present). He is also a member of the Rutgers School of Engineering Industry Advisory Board (2011-present) and a member of the UCLA Engineering Dean's Executive Board (2016-present).
Oscar Munoz (1959)
Year of Election or Appointment: 2021
Trustee
Mr. Munoz also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present) and a member of the Advisory Board of Salesforce.com, Inc. (cloud-based software, 2020-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity ® funds (2021).
David M. Thomas (1949)
Year of Election or Appointment: 2008
Trustee
Lead Independent Trustee
Mr. Thomas also serves as Trustee of other Fidelity ® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and as Director (2013-present) and Non-Executive Chairman of the Board (2022-present) of Interpublic Group of Companies, Inc. (marketing communication).
Susan Tomasky (1953)
Year of Election or Appointment: 2020
Trustee
Ms. Tomasky also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Executive Committee, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present) and as a member of the Board of its subsidiary company, Public Service Electric and Gas Co. (2021-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company - America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Kenyon in the World Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity ® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).
Michael E. Wiley (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Wiley also serves as Trustee of other Fidelity ® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity ® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003
Member of the Advisory Board
Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity ® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).
Craig S. Brown (1977)
Year of Election or Appointment: 2022
Deputy Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity ® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
William C. Coffey (1969)
Year of Election or Appointment: 2019
Assistant Secretary
Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).
Timothy M. Cohen (1969)
Year of Election or Appointment: 2018
Vice President
Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
Assistant Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Colm A. Hogan (1973)
Year of Election or Appointment: 2020
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Pamela R. Holding (1964)
Year of Election or Appointment: 2018
Vice President
Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).
Cynthia Lo Bessette (1969)
Year of Election or Appointment: 2019
Secretary and Chief Legal Officer (CLO)
Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), FD Funds Management LLC (2021-present), and Fidelity Diversifying Solutions LLC (investment adviser firm, 2022-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).
Chris Maher (1972)
Year of Election or Appointment: 2020
Deputy Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jason P. Pogorelec (1975)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments. Mr. Pogorelec serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2023-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity ® funds (2015-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2016
President and Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2022 to January 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2022	Ending Account Value January 31, 2023	Expenses Paid During Period- C August 1, 2022 to January 31, 2023

Fidelity® Mid Cap Value K6 Fund	.45%
Actual		$ 1,000	$ 1,065.80	$ 2.34
Hypothetical- B		$ 1,000	$ 1,022.94	$ 2.29

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions   (Unaudited)

The dividend and capital gains distributions for the fund is available on Fidelity.com or Institutional.Fidelity.com .

The fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2023, $68,544, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $1,331 of distributions paid during the fiscal year ended 2023 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 100% of the dividend distributed in December during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 90.23% of the dividend distributed in December during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 9.77% of the dividend distributed during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9883983.105
MCVK6-ANN-0423
Fidelity® Series All-Sector Equity Fund
Fidelity® Series Stock Selector Large Cap Value Fund
Fidelity® Series Value Discovery Fund

Annual Report
January 31, 2023

Contents

Fidelity® Series All-Sector Equity Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Series Stock Selector Large Cap Value Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Series Value Discovery Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Series All-Sector Equity Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended January 31, 2023	Past 1 year	Past 5 years	Past 10 years
Fidelity® Series All-Sector Equity Fund	-7.34%	10.38%	12.89%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Series All-Sector Equity Fund on January 31, 2013.

The chart shows how the value of your investment would have changed, and also shows how the Russell 1000® Index performed over the same period.

40,000
35,000
30,000
25,000
20,000
15,000
$10,000
2013
2014
2015
2016
2017
2018
2019
2020
2021
2022
'23
Period Ending Values
$33,603 Fidelity® Series All-Sector Equity Fund
$32,500 Russell 1000® Index

Fidelity® Series All-Sector Equity Fund
Management's Discussion of Fund Performance
Market Recap:
U.S. equities returned -8.22% for the 12 months ending January 31, 2023, according to the S&P 500® index. The new year began with an encouraging upturn in January (+6.28%), but the backdrop remains clouded by the multitude of risk factors that challenged the global economy in 2022, when the index logged its lowest calendar-year return since 2008 and first annual retreat since 2018. High inflation prompted the Federal Reserve to aggressively tighten monetary policy, and market interest rates eclipsed their highest level in a decade, stoking recession fears and sending stocks into bear market territory. Since March 2022, the Fed has hiked its benchmark rate seven times, by 4.25 percentage points - the fastest-ever pace of monetary tightening - while also shrinking its massive portfolio. The latest bump came in mid-December, along with a signal that the central bank plans to lift rates through the spring, though likely in smaller increments, to combat high inflation. Against this backdrop, stocks struggled to gain traction until a strong rally ignited heading into the summer. But in September, the S&P 500® returned -9.21%, one of its worst monthly results ever, before advancing 7.56% in Q4 as risky assets regained favor. For the full 12 months, value stocks handily outpaced growth. This headwind was most pronounced in the growth-oriented communication services (-27%), consumer discretionary (-20%) and information technology (-16%) sectors. In contrast, energy (+43%) led by a wide margin, followed by health care (+3%).
Comments from Co-Managers Becky Baker, Chad Colman, and Matthew Drukker:
For the fiscal year ending January 31, 2023, the fund returned -7.34%, outperforming the -8.55% result of the S&P-Russell 1000 Composite Blend 4/1/2013 Index, as well as the broad-based Russell 1000 ® Index. Versus the benchmark, security selection was the primary contributor, led by the industrials sector. Picks among energy and utilities stocks also helped to a lesser extent. The fund's top individual relative contributor was an overweighting in Exxon Mobil, which gained 59% the past year. The company was among our biggest holdings. Also adding value was the portfolio's outsized exposure to Hess, which rose about 65%. Another notable relative contributor was an overweighting in Nielsen Holdings (+39%), a position no longer held at the end of the period. Conversely, the primary detractor from performance versus the benchmark was investment choices in the information technology sector, primarily within the software & services industry. Weak security selection in financials and real estate also hindered the fund's relative result. Not owning Chevron, a benchmark component that gained about 37%, was the largest individual relative detractor. Also hurting performance was an overweighting in EPAM Systems, which returned approximately -36%, although we meaningfully added to our position in the firm the past 12 months. Further weighing on the portfolio's relative return was an outsized stake in MongoDB, which returned -47%. Notable changes in positioning during the period include reduced exposure to the communication services sector.
Notes to shareholders:
On July 27, 2022, Chad Colman assumed portfolio management responsibilities for the fund's industrials sleeve, succeeding John Mirshekari. After nearly four decades with Fidelity, Robert Stansky retired on December 31, 2022. On January 1, 2023, Chris Lee assumed Stansky's responsibilities for the fund. On January 1, 2023, Jody Simes came off of the fund.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Series All-Sector Equity Fund
Investment Summary January 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	5.5
Apple, Inc.	5.1
Amazon.com, Inc.	2.7
Exxon Mobil Corp.	2.5
UnitedHealth Group, Inc.	1.7
Bank of America Corp.	1.7
NVIDIA Corp.	1.7
Alphabet, Inc. Class C	1.6
Eli Lilly & Co.	1.5
Alphabet, Inc. Class A	1.5
25.5

Market Sectors (% of Fund's net assets)

Information Technology	25.3
Health Care	14.0
Financials	12.0
Consumer Discretionary	11.1
Industrials	9.1
Communication Services	7.4
Consumer Staples	5.9
Energy	5.1
Real Estate	3.1
Materials	2.7
Utilities	2.7

Asset Allocation (% of Fund's net assets)

Foreign investments - 4.5%
Futures - 0.9%

Fidelity® Series All-Sector Equity Fund
Schedule of Investments January 31, 2023
Showing Percentage of Net Assets
Common Stocks - 98.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.4%
Diversified Telecommunication Services - 0.0%
AT&T, Inc.	59,750	1,217,108
Entertainment - 1.8%
Activision Blizzard, Inc.	145,011	11,103,492
Cinemark Holdings, Inc. (a)(b)	186,300	2,224,422
Lions Gate Entertainment Corp. Class B (a)	129,700	988,314
Netflix, Inc. (a)	65,010	23,004,439
Spotify Technology SA (a)	23,470	2,645,538
Take-Two Interactive Software, Inc. (a)	23,300	2,638,259
The Walt Disney Co. (a)	69,887	7,582,041
Warner Bros Discovery, Inc. (a)	27,293	404,482
World Wrestling Entertainment, Inc. Class A (b)	27,800	2,352,436
		52,943,423
Interactive Media & Services - 4.3%
Alphabet, Inc.:
Class A (a)	435,600	43,054,704
Class C (a)	460,720	46,012,106
Angi, Inc. (a)	273,300	795,303
IAC, Inc. (a)	6,380	360,470
Meta Platforms, Inc. Class A (a)	211,140	31,453,526
Snap, Inc. Class A (a)	329,620	3,810,407
Zoominfo Technologies, Inc. (a)	9,230	260,563
		125,747,079
Media - 0.9%
Altice U.S.A., Inc. Class A (a)	161,130	789,537
Charter Communications, Inc. Class A (a)	24,700	9,492,457
Comcast Corp. Class A	236,438	9,303,835
DISH Network Corp. Class A (a)	17,200	247,508
Liberty Broadband Corp.:
Class A (a)	59,100	5,296,542
Class C (a)	25,700	2,307,346
		27,437,225
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	72,352	10,802,877
TOTAL COMMUNICATION SERVICES		218,147,712
CONSUMER DISCRETIONARY - 11.1%
Auto Components - 0.1%
Aptiv PLC (a)	29,300	3,313,537
Automobiles - 1.2%
Tesla, Inc. (a)	201,800	34,955,796
Hotels, Restaurants & Leisure - 2.5%
ARAMARK Holdings Corp.	15,404	685,940
Booking Holdings, Inc. (a)	5,990	14,580,259
Caesars Entertainment, Inc. (a)	128,100	6,668,886
Chipotle Mexican Grill, Inc. (a)	4,600	7,573,348
Domino's Pizza, Inc.	12,000	4,236,000
Marriott International, Inc. Class A	62,400	10,868,832
McDonald's Corp.	24,500	6,551,300
Planet Fitness, Inc. (a)	61,200	5,180,580
Starbucks Corp.	121,900	13,304,166
Sweetgreen, Inc. Class A (a)	19,729	204,590
Wingstop, Inc. (b)	21,400	3,391,258
		73,245,159
Household Durables - 0.2%
D.R. Horton, Inc.	59,500	5,872,055
Internet & Direct Marketing Retail - 3.1%
Amazon.com, Inc. (a)	782,700	80,719,851
Uber Technologies, Inc. (a)	358,060	11,074,796
		91,794,647
Multiline Retail - 0.7%
Dollar General Corp.	65,575	15,318,320
Ollie's Bargain Outlet Holdings, Inc. (a)	11,800	646,168
Target Corp.	26,000	4,475,640
		20,440,128
Specialty Retail - 2.0%
O'Reilly Automotive, Inc. (a)	7,700	6,101,095
RH (a)	7,100	2,215,129
Signet Jewelers Ltd. (b)	53,900	4,140,059
The Home Depot, Inc.	44,679	14,483,591
TJX Companies, Inc.	292,396	23,935,537
Ulta Beauty, Inc. (a)	9,000	4,625,640
Victoria's Secret & Co. (a)	22,600	952,590
Warby Parker, Inc. (a)	107,800	1,740,970
		58,194,611
Textiles, Apparel & Luxury Goods - 1.3%
Capri Holdings Ltd. (a)	22,700	1,509,323
Crocs, Inc. (a)	40,800	4,968,216
NIKE, Inc. Class B	133,300	16,973,089
Ralph Lauren Corp. (b)	86,200	10,675,870
Tapestry, Inc.	87,400	3,982,818
		38,109,316
TOTAL CONSUMER DISCRETIONARY		325,925,249
CONSUMER STAPLES - 5.9%
Beverages - 2.3%
Boston Beer Co., Inc. Class A (a)	4,419	1,717,268
Celsius Holdings, Inc. (a)	11,000	1,103,520
Constellation Brands, Inc. Class A (sub. vtg.)	49,066	11,359,760
Duckhorn Portfolio, Inc. (a)	25,044	405,212
Keurig Dr. Pepper, Inc.	91,251	3,219,335
Monster Beverage Corp. (a)	81,456	8,477,940
PepsiCo, Inc.	109,203	18,675,897
The Coca-Cola Co.	374,534	22,966,425
		67,925,357
Food & Staples Retailing - 1.4%
Albertsons Companies, Inc.	93,558	1,983,430
Costco Wholesale Corp.	37,157	18,992,429
Sysco Corp.	48,932	3,790,273
U.S. Foods Holding Corp. (a)	42,874	1,634,786
Walmart, Inc.	104,370	15,015,712
		41,416,630
Food Products - 0.9%
Freshpet, Inc. (a)(b)	45,073	2,854,473
Lamb Weston Holdings, Inc.	26,369	2,633,999
McCormick & Co., Inc. (non-vtg.)	41,931	3,149,857
Mondelez International, Inc.	160,725	10,517,844
Sovos Brands, Inc. (a)	52,890	717,188
The Hershey Co.	20,009	4,494,021
TreeHouse Foods, Inc. (a)	25,151	1,218,063
		25,585,445
Household Products - 1.1%
Procter & Gamble Co.	230,343	32,796,236
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	23,553	6,526,065
Olaplex Holdings, Inc. (a)	117,300	740,163
The Honest Co., Inc. (a)	20,300	66,990
		7,333,218
TOTAL CONSUMER STAPLES		175,056,886
ENERGY - 5.1%
Energy Equipment & Services - 0.7%
Expro Group Holdings NV (a)	211,700	3,999,013
Schlumberger Ltd.	244,100	13,908,818
Weatherford International PLC (a)	70,400	4,004,352
		21,912,183
Oil, Gas & Consumable Fuels - 4.4%
Antero Resources Corp. (a)	61,800	1,782,312
Exxon Mobil Corp.	625,124	72,520,635
Hess Corp.	202,100	30,347,336
Phillips 66 Co.	115,700	11,601,239
Valero Energy Corp.	90,500	12,672,715
		128,924,237
TOTAL ENERGY		150,836,420
FINANCIALS - 12.0%
Banks - 5.1%
Bank of America Corp.	1,432,533	50,826,271
BankUnited, Inc.	16,771	631,260
Citizens Financial Group, Inc.	100,053	4,334,296
Comerica, Inc.	57,231	4,195,605
JPMorgan Chase & Co.	147,828	20,690,007
M&T Bank Corp.	30,459	4,751,604
PNC Financial Services Group, Inc.	38,319	6,339,112
Signature Bank	15,357	1,980,285
U.S. Bancorp	314,106	15,642,479
Wells Fargo & Co.	902,073	42,280,162
		151,671,081
Capital Markets - 1.7%
Bank of New York Mellon Corp.	299,308	15,136,006
BlackRock, Inc. Class A	13,432	10,197,709
Cboe Global Markets, Inc.	21,508	2,642,903
Intercontinental Exchange, Inc.	56,204	6,044,740
State Street Corp.	150,167	13,714,752
StepStone Group, Inc. Class A	39,296	1,147,050
Virtu Financial, Inc. Class A	108,918	2,103,207
		50,986,367
Consumer Finance - 0.8%
American Express Co.	38,205	6,683,201
Capital One Financial Corp.	93,482	11,124,358
NerdWallet, Inc. (a)	397,100	4,642,099
		22,449,658
Diversified Financial Services - 0.3%
Apollo Global Management, Inc.	117,200	8,295,416
Insurance - 4.0%
Arch Capital Group Ltd. (a)	75,076	4,831,141
Arthur J. Gallagher & Co.	56,019	10,964,039
Chubb Ltd.	66,100	15,037,089
Globe Life, Inc.	72,380	8,747,123
Hartford Financial Services Group, Inc.	223,238	17,325,501
Marsh & McLennan Companies, Inc.	84,057	14,702,410
Progressive Corp.	33,300	4,540,455
Reinsurance Group of America, Inc.	27,800	4,219,206
The Travelers Companies, Inc.	190,576	36,422,885
		116,789,849
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	220,362	3,111,511
TOTAL FINANCIALS		353,303,882
HEALTH CARE - 14.0%
Biotechnology - 2.4%
Amgen, Inc.	18,803	4,745,877
Gilead Sciences, Inc.	294,900	24,753,906
Regeneron Pharmaceuticals, Inc. (a)	18,600	14,107,542
Vertex Pharmaceuticals, Inc. (a)	79,200	25,589,520
		69,196,845
Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	148,100	16,372,455
Boston Scientific Corp. (a)	633,810	29,313,713
GE HealthCare Technologies, Inc. (a)	65,129	4,527,768
Intuitive Surgical, Inc. (a)	28,900	7,100,441
Masimo Corp. (a)	37,200	6,326,976
ResMed, Inc.	34,400	7,855,928
Stryker Corp.	31,500	7,995,015
		79,492,296
Health Care Providers & Services - 3.8%
agilon health, Inc. (a)	262,566	5,713,436
AmerisourceBergen Corp.	133,400	22,539,264
Humana, Inc.	25,800	13,201,860
Option Care Health, Inc. (a)	285,000	8,227,950
Surgery Partners, Inc. (a)	347,062	11,522,458
UnitedHealth Group, Inc.	103,900	51,865,841
		113,070,809
Health Care Technology - 0.2%
Veeva Systems, Inc. Class A (a)	38,800	6,617,340
Life Sciences Tools & Services - 1.5%
IQVIA Holdings, Inc. (a)	47,300	10,851,093
Thermo Fisher Scientific, Inc.	59,600	33,991,668
		44,842,761
Pharmaceuticals - 3.4%
Bristol-Myers Squibb Co.	119,400	8,674,410
Eli Lilly & Co.	129,166	44,452,479
Merck & Co., Inc.	279,900	30,064,059
Royalty Pharma PLC	442,200	17,329,818
		100,520,766
TOTAL HEALTH CARE		413,740,817
INDUSTRIALS - 9.1%
Aerospace & Defense - 2.0%
Howmet Aerospace, Inc.	132,900	5,407,701
Lockheed Martin Corp.	40,100	18,576,726
Northrop Grumman Corp.	15,400	6,899,816
Raytheon Technologies Corp.	52,648	5,256,903
The Boeing Co. (a)	88,075	18,759,975
TransDigm Group, Inc.	4,800	3,445,200
		58,346,321
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. Class B	25,000	4,630,750
Airlines - 0.2%
Delta Air Lines, Inc. (a)	146,600	5,732,060
Building Products - 0.7%
Trane Technologies PLC	111,500	19,971,880
Electrical Equipment - 0.9%
AMETEK, Inc.	136,200	19,738,104
Emerson Electric Co.	81,300	7,334,886
		27,072,990
Industrial Conglomerates - 0.9%
General Electric Co.	195,489	15,732,955
Honeywell International, Inc.	50,900	10,611,632
		26,344,587
Machinery - 3.1%
Caterpillar, Inc.	52,400	13,219,996
Deere & Co.	20,400	8,625,936
Dover Corp.	109,800	16,670,934
Fortive Corp.	281,500	19,150,445
Ingersoll Rand, Inc.	262,200	14,683,200
Parker Hannifin Corp.	57,806	18,844,756
		91,195,267
Road & Rail - 1.2%
CSX Corp.	518,300	16,025,836
Norfolk Southern Corp.	38,818	9,541,853
Old Dominion Freight Lines, Inc.	32,600	10,863,624
		36,431,313
TOTAL INDUSTRIALS		269,725,168
INFORMATION TECHNOLOGY - 25.2%
Electronic Equipment & Components - 1.2%
Corning, Inc.	900	31,149
Flex Ltd. (a)	481,500	11,243,025
Jabil, Inc.	313,217	24,628,253
		35,902,427
IT Services - 5.4%
Accenture PLC Class A	35,800	9,989,990
Amdocs Ltd.	93,200	8,567,876
Block, Inc. Class A (a)	193,300	15,796,476
Cloudflare, Inc. (a)	35,000	1,851,850
DXC Technology Co. (a)	99,600	2,861,508
EPAM Systems, Inc. (a)	62,600	20,823,890
ExlService Holdings, Inc. (a)	41,400	7,062,840
Fiserv, Inc. (a)	130,900	13,964,412
Gartner, Inc. (a)	13,600	4,598,704
MasterCard, Inc. Class A	45,600	16,899,360
MongoDB, Inc. Class A (a)	63,300	13,559,493
Snowflake, Inc. (a)	16,800	2,628,192
Visa, Inc. Class A	169,800	39,089,658
		157,694,249
Semiconductors & Semiconductor Equipment - 5.4%
Advanced Micro Devices, Inc. (a)	239,126	17,970,319
Applied Materials, Inc.	32,000	3,567,680
Enphase Energy, Inc. (a)	25,200	5,578,776
First Solar, Inc. (a)	39,600	7,032,960
Marvell Technology, Inc.	450,600	19,443,390
Microchip Technology, Inc.	236,830	18,382,745
NVIDIA Corp.	250,720	48,983,166
NXP Semiconductors NV	59,000	10,874,290
onsemi (a)	381,868	28,048,205
		159,881,531
Software - 7.9%
Black Knight, Inc. (a)	13,900	842,201
Crowdstrike Holdings, Inc. (a)	18,300	1,937,970
Datadog, Inc. Class A (a)	111,700	8,356,277
Intuit, Inc.	73,700	31,150,779
Microsoft Corp.	655,300	162,389,889
Palo Alto Networks, Inc. (a)	72,000	11,422,080
Paycom Software, Inc. (a)	50,300	16,294,182
Workday, Inc. Class A (a)	100	18,143
		232,411,521
Technology Hardware, Storage & Peripherals - 5.3%
Apple, Inc.	1,049,236	151,394,262
Dell Technologies, Inc.	76,000	3,087,120
HP, Inc.	1,000	29,140
Pure Storage, Inc. Class A (a)	95,800	2,772,452
		157,282,974
TOTAL INFORMATION TECHNOLOGY		743,172,702
MATERIALS - 2.7%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	25,477	8,165,633
Ashland, Inc.	17,200	1,879,444
Celanese Corp. Class A	24,000	2,956,800
CF Industries Holdings, Inc.	4,300	364,210
Corteva, Inc.	69,300	4,466,385
DuPont de Nemours, Inc.	47,785	3,533,701
Ecolab, Inc.	9,782	1,514,547
International Flavors & Fragrances, Inc.	12,512	1,407,100
Linde PLC	46,486	15,384,077
LyondellBasell Industries NV Class A	35,100	3,393,819
Olin Corp.	42,700	2,757,993
The Chemours Co. LLC	66,600	2,423,574
Tronox Holdings PLC	112,700	1,932,805
Westlake Corp.	10,700	1,313,425
		51,493,513
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	4,939	1,776,262
Vulcan Materials Co.	10,500	1,924,965
		3,701,227
Containers & Packaging - 0.2%
Aptargroup, Inc.	19,700	2,278,108
Crown Holdings, Inc.	4,100	361,456
Greif, Inc. Class A	22,600	1,614,318
Sealed Air Corp.	32,100	1,757,796
		6,011,678
Metals & Mining - 0.6%
Alcoa Corp.	35,500	1,854,520
Freeport-McMoRan, Inc.	302,834	13,512,453
Reliance Steel & Aluminum Co.	13,069	2,972,544
		18,339,517
TOTAL MATERIALS		79,545,935
REAL ESTATE - 3.1%
Equity Real Estate Investment Trusts (REITs) - 3.0%
American Tower Corp.	41,500	9,270,685
Corporate Office Properties Trust (SBI)	96,600	2,711,562
Crown Castle International Corp.	31,300	4,635,843
CubeSmart	29,600	1,355,384
Equinix, Inc.	15,400	11,367,202
Equity Lifestyle Properties, Inc.	112,700	8,089,606
Essex Property Trust, Inc.	21,200	4,792,684
Host Hotels & Resorts, Inc.	382,100	7,202,585
Invitation Homes, Inc.	291,100	9,460,750
Life Storage, Inc.	10,300	1,112,812
Mid-America Apartment Communities, Inc.	27,300	4,551,456
Prologis (REIT), Inc.	87,600	11,324,928
Simon Property Group, Inc.	7,100	912,066
Ventas, Inc.	73,200	3,792,492
Welltower, Inc.	101,700	7,631,568
		88,211,623
Real Estate Management & Development - 0.1%
Cushman & Wakefield PLC (a)	135,600	1,956,708
Jones Lang LaSalle, Inc. (a)	7,700	1,423,499
		3,380,207
TOTAL REAL ESTATE		91,591,830
UTILITIES - 2.7%
Electric Utilities - 1.9%
Constellation Energy Corp.	69,997	5,974,944
Edison International	49,200	3,389,880
Exelon Corp.	134,793	5,686,917
FirstEnergy Corp.	103,200	4,226,040
NextEra Energy, Inc.	181,714	13,561,316
PG&E Corp. (a)	645,493	10,263,339
PPL Corp.	126,100	3,732,560
Southern Co.	145,100	9,820,368
		56,655,364
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	30,000	822,300
Vistra Corp.	98,000	2,259,880
		3,082,180
Multi-Utilities - 0.7%
Dominion Energy, Inc.	106,141	6,754,813
NiSource, Inc.	108,100	2,999,775
Public Service Enterprise Group, Inc.	38,000	2,353,340
Sempra Energy	45,044	7,221,905
		19,329,833
TOTAL UTILITIES		79,067,377
TOTAL COMMON STOCKS (Cost $1,905,303,370)		2,900,113,978

Preferred Stocks - 0.1%
	Shares	Value ($)
Convertible Preferred Stocks - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Astera Labs, Inc.:
Series A(c)(d)	21,543	216,938
Series B(c)(d)	3,668	36,937
Series C(a)(c)(d)	107,300	1,080,511
Series D(c)(d)	73,122	736,339
GaN Systems, Inc.:
Series F1(a)(c)(d)	11,470	61,479
Series F2(a)(c)(d)	6,057	32,466
		2,164,670
Software - 0.0%
Skyryse, Inc. Series B (a)(c)(d)	37,900	766,338

TOTAL INFORMATION TECHNOLOGY		2,931,008

Nonconvertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Checkr, Inc. Series E (a)(d)	69,906	1,029,715

TOTAL PREFERRED STOCKS (Cost $3,703,027)		3,960,723

U.S. Treasury Obligations - 0.1%
	Principal Amount (e)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.29% to 4.38% 3/30/23 (f) (Cost $2,502,919)	2,520,000	2,502,055

Preferred Securities - 0.0%
	Principal Amount (e)	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
GaN Systems, Inc. 0% (c)(d)(g) (Cost $268,858)	268,858	166,289

Money Market Funds - 2.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (h)	50,149,396	50,159,426
Fidelity Securities Lending Cash Central Fund 4.38% (h)(i)	8,468,753	8,469,600
TOTAL MONEY MARKET FUNDS (Cost $58,627,905)		58,629,026

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $1,970,406,079)	2,965,372,071
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(13,914,394)
NET ASSETS - 100.0%	2,951,457,677

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	131	Mar 2023	26,789,500	1,572,453	1,572,453

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,097,297 or 0.1% of net assets.

(d)	Level 3 security
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,468,468.
(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Astera Labs, Inc. Series A	5/17/22	219,082

Astera Labs, Inc. Series B	5/17/22	37,302

Astera Labs, Inc. Series C	8/24/21	360,721

Astera Labs, Inc. Series D	5/17/22	743,614

GaN Systems, Inc. Series F1	11/30/21	97,266

GaN Systems, Inc. Series F2	11/30/21	51,363

GaN Systems, Inc. 0%	11/30/21	268,858

Skyryse, Inc. Series B	10/21/21	935,371

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	78,729,843	908,288,781	936,859,198	1,140,961	-	-	50,159,426	0.1%
Fidelity Securities Lending Cash Central Fund 4.38%	10,066,650	176,478,995	178,076,045	186,712	-	-	8,469,600	0.0%
Total	88,796,493	1,084,767,776	1,114,935,243	1,327,673	-	-	58,629,026

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	218,147,712	218,147,712	-	-
Consumer Discretionary	325,925,249	325,925,249	-	-
Consumer Staples	175,056,886	175,056,886	-	-
Energy	150,836,420	150,836,420	-	-
Financials	353,303,882	353,303,882	-	-
Health Care	413,740,817	413,740,817	-	-
Industrials	269,725,168	269,725,168	-	-
Information Technology	747,133,425	743,172,702	-	3,960,723
Materials	79,545,935	79,545,935	-	-
Real Estate	91,591,830	91,591,830	-	-
Utilities	79,067,377	79,067,377	-	-

U.S. Government and Government Agency Obligations	2,502,055	-	2,502,055	-

Preferred Securities	166,289	-	-	166,289

Money Market Funds	58,629,026	58,629,026	-	-
Total Investments in Securities:	2,965,372,071	2,958,743,004	2,502,055	4,127,012
Derivative Instruments:

Assets
Futures Contracts	1,572,453	1,572,453	-	-
Total Assets	1,572,453	1,572,453	-	-
Total Derivative Instruments:	1,572,453	1,572,453	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,572,453	0
Total Equity Risk	1,572,453	0
Total Value of Derivatives	1,572,453	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Series All-Sector Equity Fund
Financial Statements
Statement of Assets and Liabilities
		January 31, 2023

Assets
Investment in securities, at value (including securities loaned of $8,506,222) - See accompanying schedule:
Unaffiliated issuers (cost $1,911,778,174)	$2,906,743,045
Fidelity Central Funds (cost $58,627,905)	58,629,026

Total Investment in Securities (cost $1,970,406,079)		$2,965,372,071
Receivable for investments sold		21,984,355
Receivable for fund shares sold		2,119,884
Dividends receivable		1,051,204
Distributions receivable from Fidelity Central Funds		210,841
Receivable for daily variation margin on futures contracts		376,625
Other receivables		92,987
Total assets		2,991,207,967
Liabilities
Payable to custodian bank	$424,305
Payable for investments purchased	17,287,568
Payable for fund shares redeemed	13,551,900
Other payables and accrued expenses	16,917
Collateral on securities loaned	8,469,600
Total Liabilities		39,750,290
Net Assets		$2,951,457,677
Net Assets consist of:
Paid in capital		$1,944,040,518
Total accumulated earnings (loss)		1,007,417,159
Net Assets		$2,951,457,677
Net Asset Value , offering price and redemption price per share ($2,951,457,677 ÷ 314,847,478 shares)		$9.37

Statement of Operations
		Year ended January 31, 2023
Investment Income
Dividends		$37,777,808
Interest		55,216
Income from Fidelity Central Funds (including $186,712 from security lending)		1,327,673
Total Income		39,160,697
Expenses
Custodian fees and expenses	$49,835
Independent trustees' fees and expenses	10,354
Interest	5,442
Total Expenses		65,631
Net Investment income (loss)		39,095,066
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	149,399,796
Futures contracts	(7,438,076)
Total net realized gain (loss)		141,961,720
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(457,650,422)
Assets and liabilities in foreign currencies	(8,852)
Futures contracts	2,620,445
Total change in net unrealized appreciation (depreciation)		(455,038,829)
Net gain (loss)		(313,077,109)
Net increase (decrease) in net assets resulting from operations		$(273,982,043)
Statement of Changes in Net Assets

	Year ended January 31, 2023	Year ended January 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$39,095,066	$40,437,948
Net realized gain (loss)	141,961,720	692,564,129
Change in net unrealized appreciation (depreciation)	(455,038,829)	4,708,231
Net increase (decrease) in net assets resulting from operations	(273,982,043)	737,710,308
Distributions to shareholders	(326,028,448)	(728,102,259)
Share transactions
Proceeds from sales of shares	263,781,985	368,522,567
Reinvestment of distributions	326,028,448	728,102,259
Cost of shares redeemed	(753,585,560)	(1,080,383,692)
Net increase (decrease) in net assets resulting from share transactions	(163,775,127)	16,241,134
Total increase (decrease) in net assets	(763,785,618)	25,849,183

Net Assets
Beginning of period	3,715,243,295	3,689,394,112
End of period	$2,951,457,677	$3,715,243,295

Other Information
Shares
Sold	28,185,768	30,378,267
Issued in reinvestment of distributions	33,988,643	62,382,528
Redeemed	(77,938,104)	(86,033,870)
Net increase (decrease)	(15,763,693)	6,726,925

Financial Highlights
Fidelity® Series All-Sector Equity Fund

Years ended January 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.24	$11.39	$10.41	$9.35	$13.46
Income from Investment Operations
Net investment income (loss) A,B	.12	.13	.15 C	.17	.21
Net realized and unrealized gain (loss)	(.95)	2.21	2.22	1.78	(.79)
Total from investment operations	(.83)	2.34	2.37	1.95	(.58)
Distributions from net investment income	(.13)	(.14)	(.17)	(.18)	(.22)
Distributions from net realized gain	(.91)	(2.35)	(1.23)	(.71)	(3.31)
Total distributions	(1.04)	(2.49)	(1.39) D	(.89)	(3.53)
Net asset value, end of period	$9.37	$11.24	$11.39	$10.41	$9.35
Total Return E	(7.34)%	20.53%	24.94%	21.33%	(3.23)%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	-%	-%	-%	-%	-%
Expenses net of all reductions H	-%	-%	-%	-%	-%
Net investment income (loss)	1.26%	1.04%	1.47% C	1.68%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$2,951,458	$3,715,243	$3,689,394	$3,480,874	$3,598,453
Portfolio turnover rate I	46%	44%	64%	59%	65%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.32%.

D Total distributions per share do not sum due to rounding.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount represents less than .005%.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Series Stock Selector Large Cap Value Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended January 31, 2023	Past 1 year	Past 5 years	Past 10 years
Fidelity® Series Stock Selector Large Cap Value Fund	2.10%	8.09%	10.26%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Series Stock Selector Large Cap Value Fund on January 31, 2013.

The chart shows how the value of your investment would have changed, and also shows how the Russell 1000® Value Index performed over the same period.

28,000
25,000
22,500
20,000
17,500
15,000
12,500
$10,000
2013
2014
2015
2016
2017
2018
2019
2020
2021
2022
'23
Period Ending Values
$26,548 Fidelity® Series Stock Selector Large Cap Value Fund
$26,303 Russell 1000® Value Index

Fidelity® Series Stock Selector Large Cap Value Fund
Management's Discussion of Fund Performance
Market Recap:
U.S. equities returned -8.22% for the 12 months ending January 31, 2023, according to the S&P 500® index. The new year began with an encouraging upturn in January (+6.28%), but the backdrop remains clouded by the multitude of risk factors that challenged the global economy in 2022, when the index logged its lowest calendar-year return since 2008 and first annual retreat since 2018. High inflation prompted the Federal Reserve to aggressively tighten monetary policy, and market interest rates eclipsed their highest level in a decade, stoking recession fears and sending stocks into bear market territory. Since March 2022, the Fed has hiked its benchmark rate seven times, by 4.25 percentage points - the fastest-ever pace of monetary tightening - while also shrinking its massive portfolio. The latest bump came in mid-December, along with a signal that the central bank plans to lift rates through the spring, though likely in smaller increments, to combat high inflation. Against this backdrop, stocks struggled to gain traction until a strong rally ignited heading into the summer. But in September, the S&P 500® returned -9.21%, one of its worst monthly results ever, before advancing 7.56% in Q4 as risky assets regained favor. For the full 12 months, value stocks handily outpaced growth. This headwind was most pronounced in the growth-oriented communication services (-27%), consumer discretionary (-20%) and information technology (-16%) sectors. In contrast, energy (+43%) led by a wide margin, followed by health care (+3%).
Comments from Lead Manager Matt Friedman and Co-Managers Jordan Michaels and Matthew Moulis:
For the fiscal year ending January 31, 2023, the fund gained 2.10%, outperforming the -0.43% result of the benchmark Russell 1000 ® Value Index. Versus the benchmark, security selection was the primary contributor, led by the industrials sector. Picks among utilities and information technology stocks also boosted the fund's relative result. The biggest individual relative contributor was an overweight position in Nielsen Holdings (+27%), which was an investment no longer held at the end of this period. Adding further value was the fund's non-benchmark holding in Cenovus Energy, which gained roughly 39%. Another notable relative contributor was an outsized stake in Exxon Mobil (+59%), one of the fund's largest positions on January 31. In contrast, the largest detractor from performance versus the benchmark proved to be security selection in financials. Investment choices in the communication services and real estate sectors also hampered the portfolio's relative result. Not owning Chevron, a benchmark component that rose roughly 37%, was the biggest individual relative detractor, followed by a larger-than-benchmark stake in Charter Communications (-36%). Outsized exposure to Fidelity National Information Services (-35%) hurt as well. Notable changes in positioning during the period include increased exposure to the energy sector.
Notes to shareholders:
On February 7, 2023, Matt Moulis assumed co-management responsibilities for the fund's industrials sleeve, joining Matt Friedman. On July 27, 2022, Matt Friedman assumed portfolio management responsibilities for the fund's industrials sleeve, succeeding John Mirshekari.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Series Stock Selector Large Cap Value Fund
Investment Summary January 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Exxon Mobil Corp.	3.7
Bank of America Corp.	3.3
Wells Fargo & Co.	3.0
The Travelers Companies, Inc.	2.5
Johnson & Johnson	2.4
Alphabet, Inc. Class A	2.0
Thermo Fisher Scientific, Inc.	1.9
Verizon Communications, Inc.	1.7
The Boeing Co.	1.7
Comcast Corp. Class A	1.7
23.9

Market Sectors (% of Fund's net assets)

Financials	19.6
Health Care	15.3
Industrials	10.8
Information Technology	8.7
Energy	8.3
Communication Services	7.6
Consumer Staples	6.4
Consumer Discretionary	6.0
Utilities	5.3
Materials	4.5
Real Estate	4.5
Investment Companies	1.1

Asset Allocation (% of Fund's net assets)

Foreign investments - 8.7%

Fidelity® Series Stock Selector Large Cap Value Fund
Schedule of Investments January 31, 2023
Showing Percentage of Net Assets
Common Stocks - 97.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.6%
Diversified Telecommunication Services - 1.9%
Deutsche Telekom AG	759,100	16,911,833
Verizon Communications, Inc.	4,102,687	170,548,699
		187,460,532
Entertainment - 0.7%
Activision Blizzard, Inc.	738,124	56,518,155
Cinemark Holdings, Inc. (a)(b)	807,475	9,641,252
		66,159,407
Interactive Media & Services - 2.7%
Alphabet, Inc. Class A (a)	1,994,334	197,119,973
Meta Platforms, Inc. Class A (a)	417,035	62,125,704
		259,245,677
Media - 2.3%
Charter Communications, Inc. Class A (a)	40,489	15,560,328
Comcast Corp. Class A	4,080,359	160,562,127
Omnicom Group, Inc.	497,912	42,815,453
		218,937,908
TOTAL COMMUNICATION SERVICES		731,803,524
CONSUMER DISCRETIONARY - 6.0%
Automobiles - 0.7%
General Motors Co.	1,755,100	69,010,532
Hotels, Restaurants & Leisure - 1.8%
Hilton Worldwide Holdings, Inc.	553,200	80,263,788
McDonald's Corp.	340,100	90,942,740
		171,206,528
Household Durables - 0.6%
Tempur Sealy International, Inc.	1,397,200	56,935,900
Multiline Retail - 0.6%
Dollar Tree, Inc. (a)	393,900	59,155,902
Specialty Retail - 2.3%
Dick's Sporting Goods, Inc. (b)	543,200	71,028,832
Lowe's Companies, Inc.	565,200	117,702,900
Williams-Sonoma, Inc. (b)	267,600	36,109,944
		224,841,676
TOTAL CONSUMER DISCRETIONARY		581,150,538
CONSUMER STAPLES - 6.4%
Beverages - 1.5%
Constellation Brands, Inc. Class A (sub. vtg.)	197,300	45,678,896
Diageo PLC	404,300	17,678,466
Keurig Dr. Pepper, Inc.	745,000	26,283,600
PepsiCo, Inc.	20,900	3,574,318
The Coca-Cola Co.	884,500	54,237,540
		147,452,820
Food & Staples Retailing - 1.4%
Albertsons Companies, Inc.	62,800	1,331,360
Kroger Co.	152,700	6,815,001
U.S. Foods Holding Corp. (a)	711,400	27,125,682
Walmart, Inc.	719,371	103,495,906
		138,767,949
Food Products - 1.0%
Archer Daniels Midland Co.	219,200	18,160,720
Bunge Ltd.	81,900	8,116,290
Darling Ingredients, Inc. (a)	62,700	4,156,383
Mondelez International, Inc.	899,752	58,879,771
Tyson Foods, Inc. Class A	120,800	7,942,600
		97,255,764
Household Products - 1.4%
Colgate-Palmolive Co.	37,500	2,794,875
Energizer Holdings, Inc.	263,600	9,779,560
Procter & Gamble Co.	884,472	125,931,123
		138,505,558
Tobacco - 1.1%
Altria Group, Inc.	850,500	38,306,520
Philip Morris International, Inc.	611,700	63,763,608
		102,070,128
TOTAL CONSUMER STAPLES		624,052,219
ENERGY - 8.3%
Energy Equipment & Services - 0.9%
Schlumberger Ltd.	1,638,700	93,373,126
Oil, Gas & Consumable Fuels - 7.4%
Canadian Natural Resources Ltd.	1,558,600	95,667,853
Cenovus Energy, Inc. (Canada)	5,958,247	119,026,121
Exxon Mobil Corp.	3,094,900	359,039,344
Hess Corp.	549,000	82,437,840
Valero Energy Corp.	405,900	56,838,177
		713,009,335
TOTAL ENERGY		806,382,461
FINANCIALS - 19.6%
Banks - 9.6%
Bank of America Corp.	9,113,083	323,332,185
Citizens Financial Group, Inc.	435,758	18,877,037
Comerica, Inc.	309,519	22,690,838
JPMorgan Chase & Co.	1,032,403	144,495,124
PNC Financial Services Group, Inc.	228,762	37,844,098
Societe Generale Series A	923,971	27,503,462
U.S. Bancorp	1,296,800	64,580,640
Wells Fargo & Co.	6,237,843	292,367,701
		931,691,085
Capital Markets - 2.7%
Bank of New York Mellon Corp.	2,541,581	128,527,751
BlackRock, Inc. Class A	96,562	73,310,836
Cboe Global Markets, Inc.	196,140	24,101,683
Intercontinental Exchange, Inc.	364,875	39,242,306
		265,182,576
Consumer Finance - 0.8%
Capital One Financial Corp.	609,016	72,472,904
Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc. Class B (a)	301,834	94,027,328
Insurance - 5.5%
Arthur J. Gallagher & Co.	150,100	29,377,572
Chubb Ltd.	461,300	104,941,137
Globe Life, Inc.	350,500	42,357,925
Hartford Financial Services Group, Inc.	1,413,779	109,723,388
The Travelers Companies, Inc.	1,274,230	243,530,838
		529,930,860
TOTAL FINANCIALS		1,893,304,753
HEALTH CARE - 15.3%
Biotechnology - 0.9%
Gilead Sciences, Inc.	610,800	51,270,552
Regeneron Pharmaceuticals, Inc. (a)	46,700	35,420,549
		86,691,101
Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	1,090,700	120,576,885
Becton, Dickinson & Co.	275,400	69,461,388
Boston Scientific Corp. (a)	1,518,800	70,244,500
Medtronic PLC	199,000	16,654,310
		276,937,083
Health Care Providers & Services - 3.7%
AmerisourceBergen Corp.	541,200	91,441,152
Centene Corp. (a)	690,600	52,651,344
Cigna Corp.	267,900	84,835,893
CVS Health Corp.	176,200	15,544,364
Elevance Health, Inc.	92,100	46,049,079
Molina Healthcare, Inc. (a)	84,300	26,287,269
UnitedHealth Group, Inc.	85,900	42,880,421
		359,689,522
Life Sciences Tools & Services - 3.0%
Danaher Corp.	400,600	105,910,628
Thermo Fisher Scientific, Inc.	322,500	183,931,425
		289,842,053
Pharmaceuticals - 4.8%
Bristol-Myers Squibb Co.	926,800	67,332,020
Johnson & Johnson	1,447,006	236,469,721
Merck & Co., Inc.	787,600	84,596,116
Pfizer, Inc.	1,737,500	76,728,000
		465,125,857
TOTAL HEALTH CARE		1,478,285,616
INDUSTRIALS - 10.8%
Aerospace & Defense - 2.6%
Northrop Grumman Corp.	104,356	46,755,662
Raytheon Technologies Corp.	401,092	40,049,036
The Boeing Co. (a)	769,715	163,949,295
		250,753,993
Air Freight & Logistics - 1.0%
FedEx Corp.	492,311	95,439,410
Construction & Engineering - 0.6%
Fluor Corp. (a)	1,720,000	63,210,000
Electrical Equipment - 0.9%
Sensata Technologies, Inc. PLC	1,648,970	83,850,125
Industrial Conglomerates - 2.0%
3M Co.	222,316	25,584,125
General Electric Co.	1,879,212	151,238,982
Honeywell International, Inc.	66,214	13,804,295
		190,627,402
Machinery - 1.1%
Crane Holdings Co.	448,900	52,031,999
Flowserve Corp.	1,561,911	53,760,977
		105,792,976
Professional Services - 0.5%
Manpower, Inc.	574,700	50,090,852
Road & Rail - 2.1%
Norfolk Southern Corp.	258,508	63,543,851
RXO, Inc. (a)	1,799,243	32,962,132
U-Haul Holding Co. (non-vtg.)	695,600	42,981,124
XPO, Inc. (a)	1,601,100	63,819,846
		203,306,953
TOTAL INDUSTRIALS		1,043,071,711
INFORMATION TECHNOLOGY - 8.7%
Communications Equipment - 1.5%
Cisco Systems, Inc.	3,030,713	147,504,802
Electronic Equipment & Components - 0.6%
Vontier Corp.	2,355,480	54,246,704
IT Services - 4.2%
Amdocs Ltd.	780,219	71,725,533
Concentrix Corp.	222,026	31,485,507
Fidelity National Information Services, Inc.	968,582	72,682,393
FleetCor Technologies, Inc. (a)	246,625	51,497,766
Global Payments, Inc.	652,230	73,519,366
GoDaddy, Inc. (a)	464,468	38,146,757
SS&C Technologies Holdings, Inc.	1,043,394	62,968,828
		402,026,150
Semiconductors & Semiconductor Equipment - 2.0%
Microchip Technology, Inc.	1,652,599	128,274,734
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	715,300	66,329,769
		194,604,503
Software - 0.4%
Adobe, Inc. (a)	116,491	43,141,277
TOTAL INFORMATION TECHNOLOGY		841,523,436
MATERIALS - 4.5%
Chemicals - 2.4%
Axalta Coating Systems Ltd. (a)	1,485,100	44,701,510
Eastman Chemical Co.	411,300	36,264,321
Olin Corp.	885,351	57,184,821
The Chemours Co. LLC	1,288,400	46,884,876
Westlake Corp.	381,200	46,792,300
		231,827,828
Containers & Packaging - 0.8%
Crown Holdings, Inc.	441,900	38,957,904
O-I Glass, Inc. (a)	1,958,665	37,704,301
		76,662,205
Metals & Mining - 1.3%
Freeport-McMoRan, Inc.	1,862,700	83,113,674
Glencore PLC	7,048,300	47,201,675
		130,315,349
TOTAL MATERIALS		438,805,382
REAL ESTATE - 4.5%
Equity Real Estate Investment Trusts (REITs) - 4.2%
American Tower Corp.	121,600	27,164,224
Equity Lifestyle Properties, Inc.	871,900	62,584,982
Essex Property Trust, Inc.	230,100	52,018,707
Host Hotels & Resorts, Inc.	2,247,600	42,367,260
Invitation Homes, Inc.	1,914,300	62,214,750
Mid-America Apartment Communities, Inc.	203,800	33,977,536
Prologis (REIT), Inc.	582,063	75,249,105
Welltower, Inc.	692,500	51,965,200
		407,541,764
Real Estate Management & Development - 0.3%
Cushman & Wakefield PLC (a)	1,872,728	27,023,465
TOTAL REAL ESTATE		434,565,229
UTILITIES - 5.3%
Electric Utilities - 3.4%
Constellation Energy Corp.	687,033	58,645,137
Edison International	842,000	58,013,800
Entergy Corp.	463,100	50,144,468
PG&E Corp. (a)	5,090,395	80,937,281
Southern Co.	1,235,400	83,611,872
		331,352,558
Independent Power and Renewable Electricity Producers - 1.1%
The AES Corp.	2,459,600	67,417,636
Vistra Corp.	1,635,233	37,708,473
		105,126,109
Multi-Utilities - 0.8%
Sempra Energy	450,900	72,292,797
TOTAL UTILITIES		508,771,464
TOTAL COMMON STOCKS (Cost $7,466,276,378)		9,381,716,333

Money Market Funds - 3.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (c)	200,483,823	200,523,919
Fidelity Securities Lending Cash Central Fund 4.38% (c)(d)	117,136,721	117,148,435
TOTAL MONEY MARKET FUNDS (Cost $317,671,493)		317,672,354

Equity Funds - 1.1%
	Shares	Value ($)
Domestic Equity Funds - 1.1%
iShares Russell 1000 Value Index ETF (b) (Cost $110,825,523)	708,100	112,906,545

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $7,894,773,394)	9,812,295,232
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(139,556,303)
NET ASSETS - 100.0%	9,672,738,929

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	157,253,985	4,206,667,681	4,163,397,747	3,005,157	-	-	200,523,919	0.4%
Fidelity Securities Lending Cash Central Fund 4.38%	41,215,525	1,692,575,077	1,616,642,167	296,984	-	-	117,148,435	0.4%
Total	198,469,510	5,899,242,758	5,780,039,914	3,302,141	-	-	317,672,354

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	731,803,524	714,891,691	16,911,833	-
Consumer Discretionary	581,150,538	581,150,538	-	-
Consumer Staples	624,052,219	606,373,753	17,678,466	-
Energy	806,382,461	806,382,461	-	-
Financials	1,893,304,753	1,865,801,291	27,503,462	-
Health Care	1,478,285,616	1,478,285,616	-	-
Industrials	1,043,071,711	1,043,071,711	-	-
Information Technology	841,523,436	841,523,436	-	-
Materials	438,805,382	391,603,707	47,201,675	-
Real Estate	434,565,229	434,565,229	-	-
Utilities	508,771,464	508,771,464	-	-

Money Market Funds	317,672,354	317,672,354	-	-

Equity Funds	112,906,545	112,906,545	-	-
Total Investments in Securities:	9,812,295,232	9,702,999,796	109,295,436	-
Fidelity® Series Stock Selector Large Cap Value Fund
Financial Statements
Statement of Assets and Liabilities
		January 31, 2023

Assets
Investment in securities, at value (including securities loaned of $118,750,934) - See accompanying schedule:
Unaffiliated issuers (cost $7,577,101,901)	$9,494,622,878
Fidelity Central Funds (cost $317,671,493)	317,672,354

Total Investment in Securities (cost $7,894,773,394)		$9,812,295,232
Foreign currency held at value (cost $3,035,221)		3,037,184
Receivable for investments sold		15,782,651
Receivable for fund shares sold		148,973,479
Dividends receivable		8,777,438
Distributions receivable from Fidelity Central Funds		633,878
Total assets		9,989,499,862
Liabilities
Payable for investments purchased	$194,227,197
Payable for fund shares redeemed	5,379,909
Other payables and accrued expenses	5,392
Collateral on securities loaned	117,148,435
Total Liabilities		316,760,933
Net Assets		$9,672,738,929
Net Assets consist of:
Paid in capital		$7,774,095,077
Total accumulated earnings (loss)		1,898,643,852
Net Assets		$9,672,738,929
Net Asset Value , offering price and redemption price per share ($9,672,738,929 ÷ 767,080,951 shares)		$12.61

Statement of Operations
		Year ended January 31, 2023
Investment Income
Dividends		$187,207,877
Income from Fidelity Central Funds (including $296,984 from security lending)		3,302,141
Total Income		190,510,018
Expenses
Custodian fees and expenses	$81,956
Independent trustees' fees and expenses	32,045
Interest	39,068
Total Expenses		153,069
Net Investment income (loss)		190,356,949
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	555,855,356
Foreign currency transactions	(57,624)
Total net realized gain (loss)		555,797,732
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(596,988,936)
Assets and liabilities in foreign currencies	(14,648)
Total change in net unrealized appreciation (depreciation)		(597,003,584)
Net gain (loss)		(41,205,852)
Net increase (decrease) in net assets resulting from operations		$149,151,097
Statement of Changes in Net Assets

	Year ended January 31, 2023	Year ended January 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$190,356,949	$201,625,480
Net realized gain (loss)	555,797,732	1,940,189,638
Change in net unrealized appreciation (depreciation)	(597,003,584)	544,625,027
Net increase (decrease) in net assets resulting from operations	149,151,097	2,686,440,145
Distributions to shareholders	(1,101,528,160)	(1,506,418,103)
Share transactions
Proceeds from sales of shares	1,157,631,759	1,000,109,549
Reinvestment of distributions	1,101,528,160	1,506,418,103
Cost of shares redeemed	(2,517,640,943)	(3,734,008,455)
Net increase (decrease) in net assets resulting from share transactions	(258,481,024)	(1,227,480,803)
Total increase (decrease) in net assets	(1,210,858,087)	(47,458,761)

Net Assets
Beginning of period	10,883,597,016	10,931,055,777
End of period	$9,672,738,929	$10,883,597,016

Other Information
Shares
Sold	92,935,392	67,309,455
Issued in reinvestment of distributions	88,994,941	109,555,214
Redeemed	(197,783,315)	(258,947,638)
Net increase (decrease)	(15,852,982)	(82,082,969)

Financial Highlights
Fidelity® Series Stock Selector Large Cap Value Fund

Years ended January 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$13.90	$12.64	$12.46	$11.57	$13.47
Income from Investment Operations
Net investment income (loss) A,B	.25	.26	.28 C	.28	.29
Net realized and unrealized gain (loss)	(.03)	3.04	.39	1.33	(1.01)
Total from investment operations	.22	3.30	.67	1.61	(.72)
Distributions from net investment income	(.27)	(.27)	(.28)	(.31)	(.27)
Distributions from net realized gain	(1.23)	(1.77)	(.21)	(.41)	(.90)
Total distributions	(1.51) D	(2.04)	(.49)	(.72)	(1.18) D
Net asset value, end of period	$12.61	$13.90	$12.64	$12.46	$11.57
Total Return E	2.10%	26.30%	5.74%	13.98%	(5.07)%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	-%	-%	-%	-%	-%
Expenses net of all reductions H	-%	-%	-%	-%	-%
Net investment income (loss)	1.98%	1.75%	2.54% C	2.32%	2.33%
Supplemental Data
Net assets, end of period (000 omitted)	$9,672,739	$10,883,597	$10,931,056	$9,973,648	$10,531,018
Portfolio turnover rate I	72%	81%	94%	65% J	87% K

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.23%.

D Total distributions per share do not sum due to rounding.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount represents less than .005%.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

K The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity® Series Value Discovery Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended January 31, 2023	Past 1 year	Past 5 years	Past 10 years
Fidelity® Series Value Discovery Fund	1.55%	8.33%	10.19%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Series Value Discovery Fund on January 31, 2013.

The chart shows how the value of your investment would have changed, and also shows how the Russell 3000® Value Index performed over the same period.

27,000
25,000
22,500
20,000
17,500
15,000
12,500
$10,000
2013
2014
2015
2016
2017
2018
2019
2020
2021
2022
'23
Period Ending Values
$26,391 Fidelity® Series Value Discovery Fund
$26,067 Russell 3000® Value Index

Fidelity® Series Value Discovery Fund
Management's Discussion of Fund Performance
Market Recap:
U.S. equities returned -8.22% for the 12 months ending January 31, 2023, according to the S&P 500 ® index. The new year began with an encouraging upturn in January (+6.28%), but the backdrop remains clouded by the multitude of risk factors that challenged the global economy in 2022, when the index logged its lowest calendar-year return since 2008 and first annual retreat since 2018. High inflation prompted the Federal Reserve to aggressively tighten monetary policy, and market interest rates eclipsed their highest level in a decade, stoking recession fears and sending stocks into bear market territory. Since March 2022, the Fed has hiked its benchmark rate seven times, by 4.25 percentage points - the fastest-ever pace of monetary tightening - while also shrinking its massive portfolio. The latest bump came in mid-December, along with a signal that the central bank plans to lift rates through the spring, though likely in smaller increments, to combat high inflation. Against this backdrop, stocks struggled to gain traction until a strong rally ignited heading into the summer. But in September, the S&P 500 ® returned -9.21%, one of its worst monthly results ever, before advancing 7.56% in Q4 as risky assets regained favor. For the full 12 months, value stocks handily outpaced growth. This headwind was most pronounced in the growth-oriented communication services (-27%), consumer discretionary (-20%) and information technology (-16%) sectors. In contrast, energy (+43%) led by a wide margin, followed by health care (+3%).
Comments from Portfolio Manager Sean Gavin:
For the fiscal year ending January 31, 2023, the fund gained 1.55%, outperforming the -0.43% result of the benchmark Russell 3000 ® Value Index. Versus the benchmark, security selection was the primary contributor, led by the health care sector. Favorable picks and an overweighting in utilities, along with investment choices among financials stocks also helped. The biggest individual relative contributor was an overweight position in Exxon Mobil (+58%), one of our largest holdings. Also bolstering performance was an outsized stake in Cigna, which gained approximately 39% and was another of the fund's biggest positions at the end of the period. Another notable relative contributor was a larger-than-benchmark holding in Constellation Energy (+62%), an investment we established this period. Conversely, the biggest detractors from performance versus the benchmark were an underweighting and security selection in energy. Subpar picks in the communication services and consumer staples sectors also hampered the fund's relative return, while the fund's foreign holdings detracted overall, in part due to a generally strong U.S. dollar. Meanwhile, not owning Chevron, a benchmark component that gained 37%, was the largest individual relative detractor. An outsized stake in Comcast (-19%), which was among our biggest holdings, hurt as well. Further holding back performance was our smaller-than-benchmark investment in ConocoPhillips, which gained 44%. This was a position we established the past 12 months. Notable changes in positioning during the period include increased exposure to the energy sector and a lower allocation to communication services firms.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Series Value Discovery Fund
Investment Summary January 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Exxon Mobil Corp.	5.1
Berkshire Hathaway, Inc. Class B	4.6
Comcast Corp. Class A	2.7
Cigna Corp.	2.7
JPMorgan Chase & Co.	2.6
Bristol-Myers Squibb Co.	2.4
Centene Corp.	2.3
Chubb Ltd.	2.2
PG&E Corp.	2.1
UnitedHealth Group, Inc.	2.1
28.8

Market Sectors (% of Fund's net assets)

Financials	22.5
Health Care	18.9
Energy	9.9
Utilities	9.1
Industrials	8.9
Consumer Staples	7.6
Information Technology	7.2
Communication Services	6.0
Consumer Discretionary	4.1
Materials	3.2
Real Estate	0.6

Asset Allocation (% of Fund's net assets)

Foreign investments - 16.1%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Fidelity® Series Value Discovery Fund
Schedule of Investments January 31, 2023
Showing Percentage of Net Assets
Common Stocks - 96.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.0%
Entertainment - 1.4%
Activision Blizzard, Inc.	1,691,400	129,510,498
Interactive Media & Services - 1.9%
Alphabet, Inc. Class A (a)	1,700,820	168,109,049
Media - 2.7%
Comcast Corp. Class A	6,261,204	246,378,377
TOTAL COMMUNICATION SERVICES		543,997,924
CONSUMER DISCRETIONARY - 4.1%
Diversified Consumer Services - 1.4%
H&R Block, Inc.	3,202,912	124,849,510
Internet & Direct Marketing Retail - 0.5%
eBay, Inc.	854,800	42,312,600
Multiline Retail - 1.2%
Dollar General Corp.	483,739	113,001,430
Specialty Retail - 1.0%
Ross Stores, Inc.	735,900	86,976,021
TOTAL CONSUMER DISCRETIONARY		367,139,561
CONSUMER STAPLES - 7.6%
Beverages - 1.1%
Coca-Cola European Partners PLC	1,673,700	94,095,414
Food & Staples Retailing - 0.8%
U.S. Foods Holding Corp. (a)	1,917,130	73,100,167
Food Products - 2.5%
Mondelez International, Inc.	2,391,200	156,480,128
Tyson Foods, Inc. Class A	997,000	65,552,750
		222,032,878
Household Products - 2.9%
Procter & Gamble Co.	800,600	113,989,428
Reckitt Benckiser Group PLC	795,600	56,695,205
Spectrum Brands Holdings, Inc.	770,527	52,303,373
The Clorox Co. (b)	291,400	42,162,666
		265,150,672
Personal Products - 0.3%
Unilever PLC sponsored ADR	526,200	26,888,820
TOTAL CONSUMER STAPLES		681,267,951
ENERGY - 9.8%
Oil, Gas & Consumable Fuels - 9.8%
Antero Resources Corp. (a)	808,533	23,318,092
ConocoPhillips Co.	1,150,700	140,235,809
Dynagas LNG Partners LP (a)	994,300	2,963,014
Equinor ASA sponsored ADR	2,013,400	61,267,762
Exxon Mobil Corp.	3,949,900	458,227,902
Occidental Petroleum Corp.	1,228,300	79,581,557
Ovintiv, Inc.	955,900	47,058,957
Parex Resources, Inc.	4,065,069	69,199,814
		881,852,907
FINANCIALS - 22.5%
Banks - 8.6%
Bank of America Corp.	5,146,400	182,594,272
Cullen/Frost Bankers, Inc.	189,700	24,714,116
JPMorgan Chase & Co.	1,699,600	237,876,016
M&T Bank Corp.	618,744	96,524,064
PNC Financial Services Group, Inc.	634,500	104,965,335
Wells Fargo & Co.	2,713,500	127,181,745
		773,855,548
Capital Markets - 3.3%
Affiliated Managers Group, Inc.	415,631	71,796,099
BlackRock, Inc. Class A	205,400	155,941,734
Invesco Ltd.	709,724	13,136,991
Northern Trust Corp.	576,400	55,893,508
		296,768,332
Diversified Financial Services - 4.6%
Berkshire Hathaway, Inc. Class B (a)	1,322,166	411,881,152
Insurance - 5.7%
Chubb Ltd.	871,839	198,334,654
The Travelers Companies, Inc.	957,570	183,010,778
Willis Towers Watson PLC	505,200	128,416,788
		509,762,220
Mortgage Real Estate Investment Trusts - 0.3%
AGNC Investment Corp.	911,600	10,574,560
Annaly Capital Management, Inc.	445,600	10,458,232
MFA Financial, Inc.	871,300	10,359,757
		31,392,549
TOTAL FINANCIALS		2,023,659,801
HEALTH CARE - 18.9%
Biotechnology - 2.4%
Regeneron Pharmaceuticals, Inc. (a)	149,600	113,467,112
Vertex Pharmaceuticals, Inc. (a)	321,900	104,005,890
		217,473,002
Health Care Providers & Services - 10.0%
Centene Corp. (a)	2,771,803	211,322,261
Cigna Corp.	752,807	238,391,393
Elevance Health, Inc.	267,526	133,760,325
Humana, Inc.	241,622	123,637,977
UnitedHealth Group, Inc.	375,644	187,517,728
		894,629,684
Pharmaceuticals - 6.5%
AstraZeneca PLC sponsored ADR	1,967,254	128,599,394
Bristol-Myers Squibb Co.	3,009,048	218,607,337
Roche Holding AG (participation certificate)	344,009	107,389,428
Sanofi SA sponsored ADR	2,689,578	132,165,863
		586,762,022
TOTAL HEALTH CARE		1,698,864,708
INDUSTRIALS - 8.9%
Aerospace & Defense - 4.8%
Airbus Group NV	227,700	28,545,810
L3Harris Technologies, Inc.	350,800	75,358,856
Lockheed Martin Corp.	186,000	86,166,360
Northrop Grumman Corp.	278,800	124,913,552
The Boeing Co. (a)	535,200	113,997,600
		428,982,178
Air Freight & Logistics - 0.1%
Deutsche Post AG	310,300	13,360,489
Electrical Equipment - 1.2%
Eaton Corp. PLC	113,100	18,345,951
Regal Rexnord Corp.	611,700	85,148,640
		103,494,591
Industrial Conglomerates - 0.5%
Siemens AG	309,400	48,329,912
Machinery - 2.3%
Crane Holdings Co.	110,200	12,773,282
ITT, Inc.	223,200	20,442,888
Oshkosh Corp.	889,600	89,653,888
Parker Hannifin Corp.	60,600	19,755,600
Pentair PLC	876,500	48,540,570
Stanley Black & Decker, Inc.	178,600	15,950,766
		207,116,994
TOTAL INDUSTRIALS		801,284,164
INFORMATION TECHNOLOGY - 6.1%
Communications Equipment - 1.5%
Cisco Systems, Inc.	2,690,575	130,950,285
Electronic Equipment & Components - 0.2%
TE Connectivity Ltd.	167,338	21,277,027
IT Services - 2.7%
Amdocs Ltd.	1,067,857	98,168,094
Capgemini SA	192,100	36,317,539
Cognizant Technology Solutions Corp. Class A	973,779	64,999,748
Maximus, Inc.	623,300	46,654,005
		246,139,386
Semiconductors & Semiconductor Equipment - 0.2%
NXP Semiconductors NV	87,700	16,163,987
Software - 1.5%
Aspen Technology, Inc. (a)	136,352	27,099,960
Gen Digital, Inc.	3,211,828	73,904,162
Open Text Corp.	1,045,400	35,073,170
		136,077,292
TOTAL INFORMATION TECHNOLOGY		550,607,977
MATERIALS - 3.2%
Chemicals - 2.2%
DuPont de Nemours, Inc.	1,865,395	137,945,960
International Flavors & Fragrances, Inc.	450,960	50,714,962
The Scotts Miracle-Gro Co. Class A (b)	121,400	8,763,866
		197,424,788
Metals & Mining - 1.0%
Lundin Mining Corp.	8,878,500	67,195,141
Newmont Corp.	510,229	27,006,421
		94,201,562
TOTAL MATERIALS		291,626,350
REAL ESTATE - 0.6%
Real Estate Management & Development - 0.6%
CBRE Group, Inc. (a)	639,072	54,647,047
UTILITIES - 9.1%
Electric Utilities - 7.4%
Constellation Energy Corp.	1,352,701	115,466,557
Duke Energy Corp.	271,300	27,794,685
Edison International	262,300	18,072,470
Evergy, Inc.	1,360,300	85,222,795
Exelon Corp.	659,306	27,816,120
NextEra Energy, Inc.	850,300	63,457,889
PG&E Corp. (a)	11,845,041	188,336,152
Portland General Electric Co.	978,800	46,571,304
Southern Co.	1,422,576	96,279,944
		669,017,916
Independent Power and Renewable Electricity Producers - 0.6%
The AES Corp.	2,077,300	56,938,793
Multi-Utilities - 1.1%
Dominion Energy, Inc.	1,496,400	95,230,896
TOTAL UTILITIES		821,187,605
TOTAL COMMON STOCKS (Cost $6,650,795,046)		8,716,135,995

Nonconvertible Preferred Stocks - 1.2%
	Shares	Value ($)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Dynagas LNG Partners LP 9.00%	188,872	4,604,001
INFORMATION TECHNOLOGY - 1.1%
Technology Hardware, Storage & Peripherals - 1.1%
Samsung Electronics Co. Ltd.	2,310,680	103,563,136
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $94,765,791)		108,167,137

Money Market Funds - 1.7%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (c)	134,673,601	134,700,535
Fidelity Securities Lending Cash Central Fund 4.38% (c)(d)	20,629,187	20,631,250
TOTAL MONEY MARKET FUNDS (Cost $155,331,785)		155,331,785

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $6,900,892,622)	8,979,634,917
NET OTHER ASSETS (LIABILITIES) - 0.3%	27,357,060
NET ASSETS - 100.0%	9,006,991,977

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	68,176,491	2,261,997,312	2,195,473,268	2,682,843	-	-	134,700,535	0.3%
Fidelity Securities Lending Cash Central Fund 4.38%	3,125,550	576,583,257	559,077,557	29,429	-	-	20,631,250	0.1%
Total	71,302,041	2,838,580,569	2,754,550,825	2,712,272	-	-	155,331,785

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	543,997,924	543,997,924	-	-
Consumer Discretionary	367,139,561	367,139,561	-	-
Consumer Staples	681,267,951	624,572,746	56,695,205	-
Energy	886,456,908	886,456,908	-	-
Financials	2,023,659,801	2,023,659,801	-	-
Health Care	1,698,864,708	1,591,475,280	107,389,428	-
Industrials	801,284,164	711,047,953	90,236,211	-
Information Technology	654,171,113	550,607,977	103,563,136	-
Materials	291,626,350	291,626,350	-	-
Real Estate	54,647,047	54,647,047	-	-
Utilities	821,187,605	821,187,605	-	-

Money Market Funds	155,331,785	155,331,785	-	-
Total Investments in Securities:	8,979,634,917	8,621,750,937	357,883,980	-
Fidelity® Series Value Discovery Fund
Financial Statements
Statement of Assets and Liabilities
		January 31, 2023

Assets
Investment in securities, at value (including securities loaned of $20,988,873) - See accompanying schedule:
Unaffiliated issuers (cost $6,745,560,837)	$8,824,303,132
Fidelity Central Funds (cost $155,331,785)	155,331,785

Total Investment in Securities (cost $6,900,892,622)		$8,979,634,917
Foreign currency held at value (cost $569)		569
Receivable for securities sold on a delayed delivery basis		11,865,188
Receivable for fund shares sold		288,781,275
Dividends receivable		7,922,906
Distributions receivable from Fidelity Central Funds		567,569
Other receivables		59
Total assets		9,288,772,483
Liabilities
Payable for investments purchased	$258,326,673
Payable for fund shares redeemed	2,391,957
Other payables and accrued expenses	430,626
Collateral on securities loaned	20,631,250
Total Liabilities		281,780,506
Net Assets		$9,006,991,977
Net Assets consist of:
Paid in capital		$6,932,093,678
Total accumulated earnings (loss)		2,074,898,299
Net Assets		$9,006,991,977
Net Asset Value , offering price and redemption price per share ($9,006,991,977 ÷ 592,366,718 shares)		$15.21

Statement of Operations
		Year ended January 31, 2023
Investment Income
Dividends		$172,905,312
Income from Fidelity Central Funds (including $29,429 from security lending)		2,712,272
Total Income		175,617,584
Expenses
Custodian fees and expenses	$165,065
Independent trustees' fees and expenses	27,380
Interest	39,477
Total Expenses		231,922
Net Investment income (loss)		175,385,662
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	298,992,937
Foreign currency transactions	(63,948)
Total net realized gain (loss)		298,928,989
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(379,804,812)
Assets and liabilities in foreign currencies	19,021
Total change in net unrealized appreciation (depreciation)		(379,785,791)
Net gain (loss)		(80,856,802)
Net increase (decrease) in net assets resulting from operations		$94,528,860
Statement of Changes in Net Assets

	Year ended January 31, 2023	Year ended January 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$175,385,662	$180,441,995
Net realized gain (loss)	298,928,989	1,138,843,249
Change in net unrealized appreciation (depreciation)	(379,785,791)	764,430,321
Net increase (decrease) in net assets resulting from operations	94,528,860	2,083,715,565
Distributions to shareholders	(714,886,691)	(788,264,704)
Share transactions
Proceeds from sales of shares	1,990,740,468	1,080,295,695
Reinvestment of distributions	714,886,691	788,264,704
Cost of shares redeemed	(2,209,464,030)	(3,004,534,639)
Net increase (decrease) in net assets resulting from share transactions	496,163,129	(1,135,974,240)
Total increase (decrease) in net assets	(124,194,702)	159,476,621

Net Assets
Beginning of period	9,131,186,679	8,971,710,058
End of period	$9,006,991,977	$9,131,186,679

Other Information
Shares
Sold	130,968,012	65,227,616
Issued in reinvestment of distributions	47,215,366	48,930,432
Redeemed	(144,612,002)	(183,016,565)
Net increase (decrease)	33,571,376	(68,858,517)

Financial Highlights
Fidelity® Series Value Discovery Fund

Years ended January 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$16.34	$14.29	$13.01	$12.19	$13.89
Income from Investment Operations
Net investment income (loss) A,B	.32	.31	.32 C	.32	.32
Net realized and unrealized gain (loss)	(.10)	3.15	1.39	1.03	(1.20)
Total from investment operations	.22	3.46	1.71	1.35	(.88)
Distributions from net investment income	(.32)	(.33)	(.30)	(.34)	(.30)
Distributions from net realized gain	(1.03)	(1.08)	(.13)	(.19)	(.52)
Total distributions	(1.35)	(1.41)	(.43)	(.53)	(.82)
Net asset value, end of period	$15.21	$16.34	$14.29	$13.01	$12.19
Total Return E	1.55%	24.35%	13.45%	10.95%	(6.12)%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	-%	-%	-%	-%	-%
Expenses net of all reductions H	-%	-%	-%	-%	-%
Net investment income (loss)	2.12%	1.87%	2.54% C	2.49%	2.47%
Supplemental Data
Net assets, end of period (000 omitted)	$9,006,992	$9,131,187	$8,971,710	$7,556,991	$7,742,285
Portfolio turnover rate I	35%	38%	75%	47%	40% J

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.25%.

D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount represents less than .005%.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J The portfolio turnover rate does not include the assets acquired in the merger.

Notes to Financial Statements
For the period ended January 31, 2023

1. Organization.
Fidelity Series All-Sector Equity Fund, Fidelity Series Stock Selector Large Cap Value Fund and   Fidelity Series Value Discovery Fund (the Funds) are funds of Fidelity Devonshire Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2023 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2023, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Series All-Sector Equity Fund.	$1,978,643,358	$1,085,016,406	$(98,287,693)	$986,728,713
Fidelity Series Stock Selector Large Cap Value Fund	7,947,873,839	2,168,136,759	(303,715,366)	1,864,421,393
Fidelity Series Value Discovery Fund	6,929,013,410	2,233,026,956	(182,405,449)	2,050,621,507

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Series All-Sector Equity Fund.	$602,351	$20,161,831	$986,652,979
Fidelity Series Stock Selector Large Cap Value Fund	6,250,759	27,984,187	1,864,408,905
Fidelity Series Value Discovery Fund	8,478,116	15,739,868	2,050,680,315

The tax character of distributions paid was as follows:

January 31, 2023
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Series All-Sector Equity Fund.	$38,462,025	$287,566,423	$326,028,448
Fidelity Series Stock Selector Large Cap Value Fund	238,553,592	862,974,568	1,101,528,160
Fidelity Series Value Discovery Fund	166,757,339	548,129,352	714,886,691

January 31, 2022
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Series All-Sector Equity Fund.	$204,040,867	$524,061,392	$728,102,259
Fidelity Series Stock Selector Large Cap Value Fund	547,313,089	959,105,014	1,506,418,103
Fidelity Series Value Discovery Fund	424,242,020	364,022,684	788,264,704

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series All-Sector Equity Fund	1,383,949,387	1,775,205,358
Fidelity Series Stock Selector Large Cap Value Fund	6,820,102,790	8,014,223,611
Fidelity Series Value Discovery Fund	2,856,049,151	2,953,625,834

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds do not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Funds, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series All-Sector Equity Fund	$23,785
Fidelity Series Stock Selector Large Cap Value Fund	117,079
Fidelity Series Value Discovery Fund	48,427

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series All-Sector Equity Fund .	Borrower	$31,280,000	3.13%	$5,442
Fidelity Series Stock Selector Large Cap Value Fund	Borrower	$64,834,375	2.71%	$39,068
Fidelity Series Value Discovery Fund	Borrower	$137,040,750	1.30%	$39,477

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series All-Sector Equity Fund	51,597,052	95,316,444	3,124,412
Fidelity Series Stock Selector Large Cap Value Fund	642,908,733	692,484,686	41,022,078
Fidelity Series Value Discovery Fund	176,815,556	221,204,660	38,376,518

Other. During the period, the investment adviser reimbursed the Funds for certain losses as follows:
Amount ($)
Fidelity Series Stock Selector Large Cap Value Fund	489,250
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series All-Sector Equity Fund	$19,984	$1,335	$-
Fidelity Series Stock Selector Large Cap Value Fund	$29,595	$237	$-
Fidelity Series Value Discovery Fund	$3,073	$-	$-

9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Funds.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Devonshire Trust and the Shareholders of Fidelity Series All-Sector Equity Fund and Fidelity Series Value Discovery Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Fidelity Series All-Sector Equity Fund and Fidelity Series Value Discovery Fund (the "Funds"), each a fund of Fidelity Devonshire Trust, including the schedules of investments, as of January 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of January 31, 2023, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 16, 2023
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Devonshire Trust and Shareholders of Fidelity Series Stock Selector Large Cap Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Series Stock Selector Large Cap Value Fund (one of the funds constituting Fidelity Devonshire Trust, referred to hereafter as the "Fund") as of January 31, 2023, the related statement of operations for the year ended January 31, 2023, the statement of changes in net assets for each of the two years in the period ended January 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended January 31, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of January 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended January 31, 2023 and the financial highlights for each of the five years in the period ended January 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
March 16, 2023

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Each of the Trustees oversees 318 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.
Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chair. The Trustees have determined that an interested Chair is appropriate and benefits shareholders because an interested Chair has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chair, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chair and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's alternative investment, investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity ® funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Bettina Doulton (1964)
Year of Election or Appointment: 2020
Trustee
Ms. Doulton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity ® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).
Robert A. Lawrence (1952)
Year of Election or Appointment: 2020
Trustee
Chair of the Board of Trustees
Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Trustee and Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity ® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Thomas P. Bostick (1956)
Year of Election or Appointment: 2021
Trustee
Lieutenant General Bostick also serves as Trustee of other Fidelity ® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present) and as a member of the Board of HireVue, Inc. (video interview and assessment, 2020-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005
Trustee
Mr. Dirks also serves as Trustee of other Fidelity ® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.
Donald F. Donahue (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Donahue also serves as Trustee of other Fidelity ® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York and a member of the Board of The Leadership Academy (previously NYC Leadership Academy) (2012-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).
Vicki L. Fuller (1957)
Year of Election or Appointment: 2020
Trustee
Ms. Fuller also serves as Trustee of other Fidelity ® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity ® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present), as a member of the Board of Treliant, LLC (consulting, 2019-present), as a member of the Advisory Board of Ariel Alternatives, LLC (private equity, 2021-present) and as a member of the Board and Chair of the Audit Committee of Gusto, Inc. (software, 2021-present). In addition, Ms. Fuller currently serves as a member of the Board of Roosevelt University (2019-present) and as a member of the Executive Board of New York University's Stern School of Business. Ms. Fuller previously served as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-2021).
Patricia L. Kampling (1959)
Year of Election or Appointment: 2020
Trustee
Ms. Kampling also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee and Chair of the Executive Development and Compensation Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).
Thomas A. Kennedy (1955)
Year of Election or Appointment: 2021
Trustee
Mr. Kennedy also serves as Trustee of other Fidelity ® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity ® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy currently serves as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-present). He is also a member of the Rutgers School of Engineering Industry Advisory Board (2011-present) and a member of the UCLA Engineering Dean's Executive Board (2016-present).
Oscar Munoz (1959)
Year of Election or Appointment: 2021
Trustee
Mr. Munoz also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present) and a member of the Advisory Board of Salesforce.com, Inc. (cloud-based software, 2020-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity ® funds (2021).
David M. Thomas (1949)
Year of Election or Appointment: 2008
Trustee
Lead Independent Trustee
Mr. Thomas also serves as Trustee of other Fidelity ® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and as Director (2013-present) and Non-Executive Chairman of the Board (2022-present) of Interpublic Group of Companies, Inc. (marketing communication).
Susan Tomasky (1953)
Year of Election or Appointment: 2020
Trustee
Ms. Tomasky also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Executive Committee, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present) and as a member of the Board of its subsidiary company, Public Service Electric and Gas Co. (2021-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company - America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Kenyon in the World Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity ® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).
Michael E. Wiley (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Wiley also serves as Trustee of other Fidelity ® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity ® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003
Member of the Advisory Board
Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity ® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).
Craig S. Brown (1977)
Year of Election or Appointment: 2022
Deputy Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity ® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
William C. Coffey (1969)
Year of Election or Appointment: 2019
Assistant Secretary
Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).
Timothy M. Cohen (1969)
Year of Election or Appointment: 2018
Vice President
Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
Assistant Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Colm A. Hogan (1973)
Year of Election or Appointment: 2020
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Pamela R. Holding (1964)
Year of Election or Appointment: 2018
Vice President
Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).
Cynthia Lo Bessette (1969)
Year of Election or Appointment: 2019
Secretary and Chief Legal Officer (CLO)
Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), FD Funds Management LLC (2021-present), and Fidelity Diversifying Solutions LLC (investment adviser firm, 2022-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).
Chris Maher (1972)
Year of Election or Appointment: 2020
Deputy Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jason P. Pogorelec (1975)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments. Mr. Pogorelec serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2023-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity ® funds (2015-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2016
President and Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2022 to January 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2022	Ending Account Value January 31, 2023	Expenses Paid During Period- C August 1, 2022 to January 31, 2023

Fidelity® Series All-Sector Equity Fund	-%- D
Actual		$ 1,000	$ 1,013.90	$- E
Hypothetical- B		$ 1,000	$ 1,025.21	$- E

Fidelity® Series Stock Selector Large Cap Value Fund	-%- D
Actual		$ 1,000	$ 1,071.70	$- E
Hypothetical- B		$ 1,000	$ 1,025.21	$- E

Fidelity® Series Value Discovery Fund	-%- D
Actual		$ 1,000	$ 1,054.40	$- E
Hypothetical- B		$ 1,000	$ 1,025.21	$- E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Distributions   (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended January 31, 2023, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Series All-Sector Equity Fund	$143,862,549
Fidelity Series Value Discovery Fund	$346,490,321
Fidelity Series Stock Selector Large Cap Value Fund	$586,105,318
A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Fidelity Series All-Sector Equity Fund
March 2022 December 2022	- 83%
Fidelity Series Value Discovery Fund
March 2022 December 2022	96% 74%
Fidelity Series Stock Selector Large Cap Value Fund
March 2022 December 2022	23% 81%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Series All-Sector Equity Fund
March 2022 December 2022	- 86.06%
Fidelity Series Value Discovery Fund
March 2022 December 2022	99.39% 95.99%
Fidelity Series Stock Selector Large Cap Value Fund
March 2022 December 2022	26.21% 84.76%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

Fidelity Series All-Sector Equity Fund
March 2022	-
December 2022	7.62%
Fidelity Series Value Discovery Fund
March 2022 December 2022	0.08% 0.48%
Fidelity Series Stock Selector Large Cap Value Fund
March 2022 December 2022	0.12% 6.20%

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2023 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Series All-Sector Equity Fund	$1,151,475
Fidelity Series Value Discovery Fund	$2,680,965
Fidelity Series Stock Selector Large Cap Value Fund	$3,025,420

The funds will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage each Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund's Board of Trustees (the Board) has designated each Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factor specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.956971.110
EDT-LDT-ANN-0423
Fidelity® Mid Cap Value Fund

Annual Report
January 31, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended January 31, 2023	Past 1 year	Past 5 years	Past 10 years
Class A (incl.5.75% sales charge)	-4.15%	4.20%	8.65%
Class M (incl.3.50% sales charge)	-2.10%	4.41%	8.61%
Class C (incl. contingent deferred sales charge)	0.00%	4.64%	8.65%
Fidelity® Mid Cap Value Fund	2.00%	5.75%	9.63%
Class I	2.01%	5.74%	9.61%
Class Z	2.15%	5.88%	9.70%

Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.
The initial offering of Class Z shares took place on February 1, 2017. Returns prior to February 1, 2017, are those of Class I.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Mid Cap Value Fund, a class of the fund, on January 31, 2013.

The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Value Index performed over the same period.

28,000
25,000
22,500
20,000
17,500
15,000
12,500
$10,000
2013
2014
2015
2016
2017
2018
2019
2020
2021
2022
'23
Period Ending Values
$25,078 Fidelity® Mid Cap Value Fund
$26,352 Russell Midcap® Value Index

Management's Discussion of Fund Performance
Market Recap:
U.S. equities returned -8.22% for the 12 months ending January 31, 2023, according to the S&P 500 ® index. The new year began with an encouraging upturn in January (+6.28%), but the backdrop remains clouded by the multitude of risk factors that challenged the global economy in 2022, when the index logged its lowest calendar-year return since 2008 and first annual retreat since 2018. High inflation prompted the Federal Reserve to aggressively tighten monetary policy, and market interest rates eclipsed their highest level in a decade, stoking recession fears and sending stocks into bear market territory. Since March 2022, the Fed has hiked its benchmark rate seven times, by 4.25 percentage points - the fastest-ever pace of monetary tightening - while also shrinking its massive portfolio. The latest bump came in mid-December, along with a signal that the central bank plans to lift rates through the spring, though likely in smaller increments, to combat high inflation. Against this backdrop, stocks struggled to gain traction until a strong rally ignited heading into the summer. But in September, the S&P 500 ® returned -9.21%, one of its worst monthly results ever, before advancing 7.56% in Q4 as risky assets regained favor. For the full 12 months, value stocks handily outpaced growth. This headwind was most pronounced in the growth-oriented communication services (-27%), consumer discretionary (-20%) and information technology (-16%) sectors. In contrast, energy (+43%) led by a wide margin, followed by health care (+3%).
Comments from Lead Manager Neil Nabar and Co-Manager Anastasia Zabolotnikova:
For the fiscal year ending January 31, 2023, the fund's share classes (excluding sales charges, if applicable) gained roughly 1% to 2%, outperforming the -0.69% result of the benchmark Russell Midcap ® Value Index. Versus the benchmark, security selection was the primary contributor, led by the information technology sector. Strong picks in the communication services sector, especially within the media & entertainment industry, also helped. Investment choices in industrials further lifted the fund's performance. The biggest individual relative contributor was an overweight position in Hess (+66%). We reduced our investment in this company. Also adding value was our outsized stake in PG&E, which returned roughly 30%. PG&E was a new addition to the portfolio this period and among the fund's biggest holdings on January 31. Another notable relative contributor was an overweight in Performance Food Group (+44%). This period we reduced our stake. In contrast, the largest detractor from performance versus the benchmark was security selection in materials. Stock picks in real estate also hampered the fund's relative performance. The biggest individual relative detractor was an overweight position in WeWork (-79%). Also hindering performance was our outsized position in Jones Lang LaSalle, which returned about -36%. Jones Lang LaSalle was not held at period end. Further hindering relative performance was an overweight in Welltower (-11%), which was the fund's largest position on January 31. Notable changes in positioning this period include a higher allocation to the materials and utilities sectors.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary January 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Welltower, Inc.	4.5
Public Storage	1.5
Entergy Corp.	1.5
Prologis (REIT), Inc.	1.4
Edison International	1.4
CBRE Group, Inc.	1.4
M&T Bank Corp.	1.4
PG&E Corp.	1.3
Brookfield Infrastructure Corp. A Shares	1.3
Markel Corp.	1.3
17.0

Market Sectors (% of Fund's net assets)

Financials	17.2
Industrials	15.3
Real Estate	11.4
Consumer Discretionary	11.0
Materials	9.3
Information Technology	8.6
Utilities	7.7
Health Care	6.7
Energy	6.2
Consumer Staples	3.4
Communication Services	3.1

Asset Allocation (% of Fund's net assets)

Foreign investments - 7.6%

Schedule of Investments January 31, 2023
Showing Percentage of Net Assets
Common Stocks - 99.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 0.5%
Cellnex Telecom SA (a)	196,286	7,692,057
Interactive Media & Services - 0.6%
Ziff Davis, Inc. (b)	115,982	10,378,069
Media - 2.0%
iHeartMedia, Inc. (b)	307,217	2,380,932
Liberty Broadband Corp. Class C (b)	51,294	4,605,175
News Corp. Class A	612,731	12,413,930
Nexstar Broadcasting Group, Inc. Class A	40,787	8,351,954
Thryv Holdings, Inc. (b)	154,639	3,459,274
		31,211,265
TOTAL COMMUNICATION SERVICES		49,281,391
CONSUMER DISCRETIONARY - 11.0%
Auto Components - 1.4%
Aptiv PLC (b)	100,893	11,409,989
Magna International, Inc. Class A (c)	175,350	11,387,229
		22,797,218
Diversified Consumer Services - 0.9%
Adtalem Global Education, Inc. (b)	193,139	7,374,047
Laureate Education, Inc. Class A	660,354	7,250,687
		14,624,734
Hotels, Restaurants & Leisure - 2.4%
Bowlero Corp. Class A (b)	135,200	1,859,000
Hilton Worldwide Holdings, Inc.	53,683	7,788,866
Light & Wonder, Inc. Class A (b)	146,342	9,548,816
MGM Resorts International	251,906	10,431,427
Travel+Leisure Co. (c)	175,945	7,454,790
		37,082,899
Household Durables - 2.2%
Helen of Troy Ltd. (b)	41,897	4,738,970
Mohawk Industries, Inc. (b)	77,779	9,338,147
PulteGroup, Inc.	174,835	9,946,363
Tempur Sealy International, Inc.	254,719	10,379,799
		34,403,279
Multiline Retail - 1.6%
Dollar Tree, Inc. (b)	55,781	8,377,191
Franchise Group, Inc. (c)	264,435	8,168,397
Kohl's Corp.	290,831	9,414,199
		25,959,787
Specialty Retail - 2.5%
Lithia Motors, Inc. Class A (sub. vtg.)	36,200	9,527,840
O'Reilly Automotive, Inc. (b)	16,795	13,307,518
Rent-A-Center, Inc.	285,260	7,670,641
Victoria's Secret & Co. (b)	198,845	8,381,317
		38,887,316
TOTAL CONSUMER DISCRETIONARY		173,755,233
CONSUMER STAPLES - 3.4%
Food & Staples Retailing - 2.0%
Albertsons Companies, Inc.	556,860	11,805,432
Performance Food Group Co. (b)	177,350	10,875,102
U.S. Foods Holding Corp. (b)	228,500	8,712,705
		31,393,239
Food Products - 1.4%
Bunge Ltd.	133,300	13,210,030
Tyson Foods, Inc. Class A	136,258	8,958,964
		22,168,994
TOTAL CONSUMER STAPLES		53,562,233
ENERGY - 6.2%
Energy Equipment & Services - 1.1%
Halliburton Co.	224,828	9,267,410
Liberty Oilfield Services, Inc. Class A	480,365	7,604,178
		16,871,588
Oil, Gas & Consumable Fuels - 5.1%
Cenovus Energy, Inc. (c)	486,476	9,719,790
Chesapeake Energy Corp.	115,578	10,022,924
Hess Corp.	77,075	11,573,582
Occidental Petroleum Corp.	188,763	12,229,955
Ovintiv, Inc.	149,160	7,343,147
Southwestern Energy Co. (b)	1,113,445	6,146,216
Targa Resources Corp.	161,655	12,127,358
Valero Energy Corp.	83,874	11,744,876
		80,907,848
TOTAL ENERGY		97,779,436
FINANCIALS - 17.2%
Banks - 4.2%
Citizens Financial Group, Inc.	429,282	18,596,496
East West Bancorp, Inc.	172,555	13,549,019
M&T Bank Corp.	138,963	21,678,228
Signature Bank	99,481	12,828,075
		66,651,818
Capital Markets - 3.3%
Ares Management Corp.	127,406	10,573,424
Carlyle Group LP	296,620	10,669,421
LPL Financial	40,497	9,602,649
State Street Corp.	197,940	18,077,860
Virtu Financial, Inc. Class A	160,156	3,092,612
		52,015,966
Consumer Finance - 0.8%
OneMain Holdings, Inc.	297,779	12,846,186
Diversified Financial Services - 1.1%
Apollo Global Management, Inc.	174,517	12,352,313
Corebridge Financial, Inc. (c)	234,784	5,108,900
		17,461,213
Insurance - 6.5%
Arthur J. Gallagher & Co.	86,075	16,846,599
Chubb Ltd.	37,989	8,642,118
First American Financial Corp.	199,645	12,352,036
Hartford Financial Services Group, Inc.	244,930	19,009,017
Markel Corp. (b)	14,496	20,424,574
MetLife, Inc.	146,932	10,728,975
Old Republic International Corp.	578,524	15,267,248
		103,270,567
Thrifts & Mortgage Finance - 1.3%
NMI Holdings, Inc. (b)	337,598	7,842,402
Walker & Dunlop, Inc.	127,265	12,138,536
		19,980,938
TOTAL FINANCIALS		272,226,688
HEALTH CARE - 6.7%
Biotechnology - 0.3%
Regeneron Pharmaceuticals, Inc. (b)	6,599	5,005,144
Health Care Providers & Services - 3.7%
AdaptHealth Corp. (b)	343,151	7,353,726
AmerisourceBergen Corp.	66,182	11,182,111
DaVita HealthCare Partners, Inc. (b)	113,568	9,356,868
Molina Healthcare, Inc. (b)	46,490	14,496,977
Tenet Healthcare Corp. (b)	304,324	16,692,171
		59,081,853
Life Sciences Tools & Services - 1.9%
Bio-Rad Laboratories, Inc. Class A (b)	24,401	11,406,491
Charles River Laboratories International, Inc. (b)	33,692	8,195,579
ICON PLC (b)	32,192	7,427,016
Syneos Health, Inc. (b)	62,596	2,248,448
		29,277,534
Pharmaceuticals - 0.8%
Royalty Pharma PLC	333,085	13,053,601
TOTAL HEALTH CARE		106,418,132
INDUSTRIALS - 15.3%
Aerospace & Defense - 0.6%
Woodward, Inc.	96,094	9,826,572
Building Products - 1.8%
Builders FirstSource, Inc. (b)	233,333	18,596,640
UFP Industries, Inc.	108,667	10,165,798
		28,762,438
Commercial Services & Supplies - 0.3%
The Brink's Co.	65,780	4,315,168
Construction & Engineering - 1.8%
EMCOR Group, Inc.	88,874	13,175,571
Willscot Mobile Mini Holdings (b)	323,096	15,657,232
		28,832,803
Electrical Equipment - 1.2%
Regal Rexnord Corp.	137,567	19,149,326
Machinery - 4.2%
Crane Holdings Co.	50,142	5,811,959
ITT, Inc.	82,775	7,581,362
Oshkosh Corp.	110,769	11,163,300
PACCAR, Inc.	158,251	17,298,417
Stanley Black & Decker, Inc.	94,874	8,473,197
Timken Co. (c)	204,345	16,827,811
		67,156,046
Professional Services - 1.2%
CACI International, Inc. Class A (b)	29,492	9,086,190
Manpower, Inc.	103,800	9,047,208
		18,133,398
Road & Rail - 2.7%
Knight-Swift Transportation Holdings, Inc. Class A	274,940	16,248,954
RXO, Inc. (b)	350,335	6,418,137
U-Haul Holding Co. (non-vtg.)	185,460	11,459,573
XPO, Inc. (b)	206,344	8,224,872
		42,351,536
Trading Companies & Distributors - 1.5%
MSC Industrial Direct Co., Inc. Class A	122,267	10,111,481
WESCO International, Inc. (b)	86,978	12,960,592
		23,072,073
TOTAL INDUSTRIALS		241,599,360
INFORMATION TECHNOLOGY - 8.6%
Communications Equipment - 0.4%
Motorola Solutions, Inc.	22,988	5,908,146
Electronic Equipment & Components - 2.2%
Flex Ltd. (b)	445,336	10,398,596
Knowles Corp. (b)	250,400	4,815,192
TD SYNNEX Corp.	115,672	11,815,895
Vontier Corp.	317,523	7,312,555
		34,342,238
IT Services - 3.4%
Concentrix Corp.	86,576	12,277,343
Cyxtera Technologies, Inc. Class A (b)	683,266	2,200,117
DXC Technology Co. (b)	357,971	10,284,507
Fidelity National Information Services, Inc.	140,600	10,550,624
Genpact Ltd.	113,888	5,384,625
SS&C Technologies Holdings, Inc.	225,830	13,628,841
		54,326,057
Semiconductors & Semiconductor Equipment - 1.9%
Lam Research Corp.	28,190	14,097,819
Microchip Technology, Inc.	163,054	12,656,251
Micron Technology, Inc.	68,895	4,154,369
		30,908,439
Software - 0.7%
Gen Digital, Inc.	471,250	10,843,463
TOTAL INFORMATION TECHNOLOGY		136,328,343
MATERIALS - 9.3%
Chemicals - 4.2%
Celanese Corp. Class A	123,266	15,186,371
Corteva, Inc.	100,343	6,467,106
Element Solutions, Inc.	319,606	6,545,531
Nutrien Ltd.	66,984	5,545,605
Olin Corp.	210,159	13,574,170
Tronox Holdings PLC	325,161	5,576,511
Westlake Corp.	108,572	13,327,213
		66,222,507
Containers & Packaging - 2.6%
Crown Holdings, Inc.	152,378	13,433,644
Graphic Packaging Holding Co.	311,329	7,499,916
International Paper Co.	192,787	8,062,352
Packaging Corp. of America	79,378	11,327,241
		40,323,153
Metals & Mining - 1.8%
Arconic Corp. (b)	418,286	9,833,904
Freeport-McMoRan, Inc.	221,408	9,879,225
Reliance Steel & Aluminum Co.	41,826	9,513,324
		29,226,453
Paper & Forest Products - 0.7%
Louisiana-Pacific Corp.	172,643	11,755,262
TOTAL MATERIALS		147,527,375
REAL ESTATE - 11.4%
Equity Real Estate Investment Trusts (REITs) - 9.9%
Camden Property Trust (SBI)	145,948	17,982,253
Essex Property Trust, Inc.	43,900	9,924,473
Lamar Advertising Co. Class A	111,892	11,920,974
Prologis (REIT), Inc.	174,887	22,609,391
Public Storage	77,870	23,698,956
Welltower, Inc.	942,033	70,690,156
		156,826,203
Real Estate Management & Development - 1.5%
CBRE Group, Inc. (b)	254,794	21,787,435
WeWork, Inc. (b)(c)	1,691,139	2,688,911
		24,476,346
TOTAL REAL ESTATE		181,302,549
UTILITIES - 7.7%
Electric Utilities - 5.8%
American Electric Power Co., Inc.	100,649	9,456,980
Edison International	320,778	22,101,604
Entergy Corp.	217,140	23,511,919
Exelon Corp.	374,274	15,790,620
PG&E Corp. (b)	1,313,312	20,881,661
		91,742,784
Gas Utilities - 1.3%
Brookfield Infrastructure Corp. A Shares	463,603	20,500,525
Independent Power and Renewable Electricity Producers - 0.6%
NextEra Energy Partners LP	139,251	10,207,098
TOTAL UTILITIES		122,450,407
TOTAL COMMON STOCKS (Cost $1,461,667,460)		1,582,231,147

Money Market Funds - 2.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (d)	2,862,981	2,863,554
Fidelity Securities Lending Cash Central Fund 4.38% (d)(e)	31,439,531	31,442,675
TOTAL MONEY MARKET FUNDS (Cost $34,306,229)		34,306,229

TOTAL INVESTMENT IN SECURITIES - 102.1% (Cost $1,495,973,689)	1,616,537,376
NET OTHER ASSETS (LIABILITIES) - (2.1)%	(32,795,670)
NET ASSETS - 100.0%	1,583,741,706

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,692,057 or 0.5% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	3,866,632	97,618,541	98,621,619	26,901	-	-	2,863,554	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	98,198,294	553,179,775	619,935,394	362,971	-	-	31,442,675	0.1%
Total	102,064,926	650,798,316	718,557,013	389,872	-	-	34,306,229

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	49,281,391	41,589,334	7,692,057	-
Consumer Discretionary	173,755,233	173,755,233	-	-
Consumer Staples	53,562,233	53,562,233	-	-
Energy	97,779,436	97,779,436	-	-
Financials	272,226,688	272,226,688	-	-
Health Care	106,418,132	106,418,132	-	-
Industrials	241,599,360	241,599,360	-	-
Information Technology	136,328,343	136,328,343	-	-
Materials	147,527,375	147,527,375	-	-
Real Estate	181,302,549	181,302,549	-	-
Utilities	122,450,407	122,450,407	-	-

Money Market Funds	34,306,229	34,306,229	-	-
Total Investments in Securities:	1,616,537,376	1,608,845,319	7,692,057	-
Financial Statements
Statement of Assets and Liabilities
		January 31, 2023

Assets
Investment in securities, at value (including securities loaned of $31,033,249) - See accompanying schedule:
Unaffiliated issuers (cost $1,461,667,460)	$1,582,231,147
Fidelity Central Funds (cost $34,306,229)	34,306,229

Total Investment in Securities (cost $1,495,973,689)		$1,616,537,376
Foreign currency held at value (cost $37)		38
Receivable for investments sold		6,819,983
Receivable for fund shares sold		458,187
Dividends receivable		433,897
Distributions receivable from Fidelity Central Funds		18,350
Prepaid expenses		1,382
Total assets		1,624,269,213
Liabilities
Payable for investments purchased	$6,951,256
Payable for fund shares redeemed	903,804
Accrued management fee	879,133
Distribution and service plan fees payable	76,811
Other affiliated payables	236,982
Other payables and accrued expenses	48,564
Collateral on securities loaned	31,430,957
Total Liabilities		40,527,507
Net Assets		$1,583,741,706
Net Assets consist of:
Paid in capital		$1,459,157,643
Total accumulated earnings (loss)		124,584,063
Net Assets		$1,583,741,706

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($172,188,028 ÷ 6,606,334 shares) (a)		$26.06
Maximum offering price per share (100/94.25 of $26.06)		$27.65
Class M :
Net Asset Value and redemption price per share ($37,164,926 ÷ 1,435,267 shares) (a)		$25.89
Maximum offering price per share (100/96.50 of $25.89)		$26.83
Class C :
Net Asset Value and offering price per share ($34,138,533 ÷ 1,365,822 shares) (a)		$24.99
Mid Cap Value :
Net Asset Value , offering price and redemption price per share ($1,113,890,904 ÷ 41,922,045 shares)		$26.57
Class I :
Net Asset Value , offering price and redemption price per share ($139,456,250 ÷ 5,304,636 shares)		$26.29
Class Z :
Net Asset Value , offering price and redemption price per share ($86,903,065 ÷ 3,309,024 shares)		$26.26
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Year ended January 31, 2023
Investment Income
Dividends		$24,834,533
Special dividends		3,433,891
Income from Fidelity Central Funds (including $362,971 from security lending)		389,872
Total Income		28,658,296
Expenses
Management fee
Basic fee	$7,885,399
Performance adjustment	861,057
Transfer agent fees	2,468,773
Distribution and service plan fees	947,494
Accounting fees	434,847
Custodian fees and expenses	23,637
Independent trustees' fees and expenses	4,950
Registration fees	113,801
Audit	60,147
Legal	5,379
Miscellaneous	6,782
Total expenses before reductions	12,812,266
Expense reductions	(52,048)
Total expenses after reductions		12,760,218
Net Investment income (loss)		15,898,078
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	93,015,227
Redemptions in-kind	38,755
Foreign currency transactions	(9,730)
Total net realized gain (loss)		93,044,252
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(83,193,944)
Assets and liabilities in foreign currencies	1
Total change in net unrealized appreciation (depreciation)		(83,193,943)
Net gain (loss)		9,850,309
Net increase (decrease) in net assets resulting from operations		$25,748,387
Statement of Changes in Net Assets

	Year ended January 31, 2023	Year ended January 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,898,078	$19,311,428
Net realized gain (loss)	93,044,252	275,877,915
Change in net unrealized appreciation (depreciation)	(83,193,943)	59,583,630
Net increase (decrease) in net assets resulting from operations	25,748,387	354,772,973
Distributions to shareholders	(175,153,334)	(20,531,671)
Share transactions - net increase (decrease)	119,427,921	50,003,955
Total increase (decrease) in net assets	(29,977,026)	384,245,257

Net Assets
Beginning of period	1,613,718,732	1,229,473,475
End of period	$1,583,741,706	$1,613,718,732

Financial Highlights
Fidelity Advisor® Mid Cap Value Fund Class A

Years ended January 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$28.85	$22.67	$21.75	$20.91	$26.62
Income from Investment Operations
Net investment income (loss) A,B	.22 C	.29	.35	.38	.39
Net realized and unrealized gain (loss)	.08	6.21	.97	.83	(3.35)
Total from investment operations	.30	6.50	1.32	1.21	(2.96)
Distributions from net investment income	(.28)	(.32)	(.40)	(.37)	(.40)
Distributions from net realized gain	(2.81)	-	-	-	(2.35)
Total distributions	(3.09)	(.32)	(.40)	(.37)	(2.75)
Net asset value, end of period	$26.06	$28.85	$22.67	$21.75	$20.91
Total Return D,E	1.70%	28.68%	6.12%	5.72%	(11.23)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.08%	.86%	.73%	.76%	.82%
Expenses net of fee waivers, if any	1.08%	.86%	.73%	.76%	.82%
Expenses net of all reductions	1.08%	.86%	.72%	.75%	.81%
Net investment income (loss)	.84% C	1.05%	1.79%	1.77%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$172,188	$167,448	$122,838	$141,439	$173,538
Portfolio turnover rate H	70% I	80%	67%	83% I	80% I

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .61%.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

I Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Mid Cap Value Fund Class M

Years ended January 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$28.68	$22.54	$21.65	$20.82	$26.51
Income from Investment Operations
Net investment income (loss) A,B	.15 C	.22	.29	.32	.32
Net realized and unrealized gain (loss)	.08	6.18	.95	.82	(3.33)
Total from investment operations	.23	6.40	1.24	1.14	(3.01)
Distributions from net investment income	(.22)	(.26)	(.35)	(.31)	(.33)
Distributions from net realized gain	(2.81)	-	-	-	(2.35)
Total distributions	(3.02) D	(.26)	(.35)	(.31)	(2.68)
Net asset value, end of period	$25.89	$28.68	$22.54	$21.65	$20.82
Total Return E,F	1.45%	28.38%	5.76%	5.44%	(11.48)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.34%	1.12%	1.01%	1.03%	1.10%
Expenses net of fee waivers, if any	1.34%	1.12%	1.01%	1.03%	1.10%
Expenses net of all reductions	1.34%	1.12%	1.00%	1.02%	1.09%
Net investment income (loss)	.58% C	.79%	1.51%	1.50%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$37,165	$38,920	$30,549	$35,684	$41,540
Portfolio turnover rate I	70% J	80%	67%	83% J	80% J

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .35%.

D Total distributions per share do not sum due to rounding.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Mid Cap Value Fund Class C

Years ended January 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$27.79	$21.84	$20.99	$20.19	$25.76
Income from Investment Operations
Net investment income (loss) A,B	.02 C	.08	.19	.21	.21
Net realized and unrealized gain (loss)	.07	5.98	.91	.80	(3.23)
Total from investment operations	.09	6.06	1.10	1.01	(3.02)
Distributions from net investment income	(.08)	(.11)	(.25)	(.21)	(.20)
Distributions from net realized gain	(2.81)	-	-	-	(2.35)
Total distributions	(2.89)	(.11)	(.25)	(.21)	(2.55)
Net asset value, end of period	$24.99	$27.79	$21.84	$20.99	$20.19
Total Return D,E	.90%	27.76%	5.26%	4.96%	(11.89)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.85%	1.62%	1.49%	1.51%	1.56%
Expenses net of fee waivers, if any	1.85%	1.62%	1.49%	1.51%	1.56%
Expenses net of all reductions	1.85%	1.62%	1.48%	1.50%	1.55%
Net investment income (loss)	.07% C	.28%	1.04%	1.02%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$34,139	$43,673	$43,128	$60,685	$85,519
Portfolio turnover rate H	70% I	80%	67%	83% I	80% I

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.16)%.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the contingent deferred sales charge.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

I Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Mid Cap Value Fund

Years ended January 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$29.34	$23.03	$22.09	$21.23	$26.99
Income from Investment Operations
Net investment income (loss) A,B	.30 C	.38	.41	.45	.47
Net realized and unrealized gain (loss)	.09	6.32	.99	.84	(3.41)
Total from investment operations	.39	6.70	1.40	1.29	(2.94)
Distributions from net investment income	(.35)	(.39)	(.46)	(.43)	(.47)
Distributions from net realized gain	(2.81)	-	-	-	(2.35)
Total distributions	(3.16)	(.39)	(.46)	(.43)	(2.82)
Net asset value, end of period	$26.57	$29.34	$23.03	$22.09	$21.23
Total Return D	2.00%	29.11%	6.37%	6.03%	(10.97)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.79%	.57%	.44%	.46%	.53%
Expenses net of fee waivers, if any	.79%	.57%	.43%	.46%	.53%
Expenses net of all reductions	.79%	.57%	.43%	.45%	.52%
Net investment income (loss)	1.13% C	1.34%	2.09%	2.07%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$1,113,891	$1,172,691	$920,386	$1,156,286	$1,456,510
Portfolio turnover rate G	70% H	80%	67%	83% H	80% H

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .90%.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

H Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Mid Cap Value Fund Class I

Years ended January 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$29.06	$22.82	$21.88	$21.03	$26.77
Income from Investment Operations
Net investment income (loss) A,B	.29 C	.37	.41	.45	.46
Net realized and unrealized gain (loss)	.09	6.26	.98	.83	(3.38)
Total from investment operations	.38	6.63	1.39	1.28	(2.92)
Distributions from net investment income	(.35)	(.39)	(.45)	(.43)	(.47)
Distributions from net realized gain	(2.81)	-	-	-	(2.35)
Total distributions	(3.15) D	(.39)	(.45)	(.43)	(2.82)
Net asset value, end of period	$26.29	$29.06	$22.82	$21.88	$21.03
Total Return E	2.01%	29.06%	6.41%	6.01%	(10.99)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.81%	.59%	.42%	.46%	.53%
Expenses net of fee waivers, if any	.81%	.59%	.42%	.46%	.53%
Expenses net of all reductions	.81%	.59%	.41%	.45%	.52%
Net investment income (loss)	1.11% C	1.32%	2.10%	2.07%	1.95%
Supplemental Data
Net assets, end of period (000 omitted)	$139,456	$128,301	$94,586	$127,647	$244,054
Portfolio turnover rate H	70% I	80%	67%	83% I	80% I

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .88%.

D Total distributions per share do not sum due to rounding.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

I Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Mid Cap Value Fund Class Z

Years ended January 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$29.03	$22.80	$21.86	$21.01	$26.76
Income from Investment Operations
Net investment income (loss) A,B	.32 C	.41	.43	.48	.49
Net realized and unrealized gain (loss)	.10	6.25	.99	.83	(3.38)
Total from investment operations	.42	6.66	1.42	1.31	(2.89)
Distributions from net investment income	(.38)	(.43)	(.48)	(.46)	(.51)
Distributions from net realized gain	(2.81)	-	-	-	(2.35)
Total distributions	(3.19)	(.43)	(.48)	(.46)	(2.86)
Net asset value, end of period	$26.26	$29.03	$22.80	$21.86	$21.01
Total Return D	2.15%	29.20%	6.54%	6.19%	(10.86)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.67%	.45%	.29%	.33%	.40%
Expenses net of fee waivers, if any	.67%	.45%	.29%	.33%	.40%
Expenses net of all reductions	.67%	.45%	.28%	.32%	.39%
Net investment income (loss)	1.25% C	1.45%	2.23%	2.20%	2.09%
Supplemental Data
Net assets, end of period (000 omitted)	$86,903	$62,684	$17,987	$34,573	$35,972
Portfolio turnover rate G	70% H	80%	67%	83% H	80% H

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.02%.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

H Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements
For the period ended January 31, 2023

1. Organization.
Fidelity Mid Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Mid Cap Value, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2023, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   foreign currency transactions, redemptions in-kind and   losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$226,741,342
Gross unrealized depreciation	(107,013,112)
Net unrealized appreciation (depreciation)	$119,728,230
Tax Cost	$1,496,809,146

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$6,586,888
Net unrealized appreciation (depreciation) on securities and other investments	$119,728,230

The Fund intends to elect to defer to its next fiscal year $461,983 of ordinary losses recognized during the period January 1, 2023 to January 31, 2023.

The tax character of distributions paid was as follows:

	January 31, 2023	January 31, 2022
Ordinary Income	$29,264,345	$ 20,531,671
Long-term Capital Gains	145,888,989	-
Total	$175,153,334	$ 20,531,671

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mid Cap Value Fund	1,048,915,539	1,081,176,997

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Mid Cap Value Fund	15,033	38,755	364,276	Mid Cap Value

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Mid Cap Value as compared to its benchmark index, the Russell Midcap Value Index, over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .58% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$397,655	$7,675
Class M	.25%	.25%	180,444	336
Class C	.75%	.25%	369,395	20,511
			$947,494	$28,522

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$35,424
Class M	2,933
Class C A	501
$38,858

A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$322,134.20
Class M	76,576.21
Class C	82,070.22
Mid Cap Value	1,730,662.16
Class I	229,537.18
Class Z	27,794.04
	$2,468,773

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
Fidelity Mid Cap Value Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Mid Cap Value Fund	$21,154

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Mid Cap Value Fund	63,821,715	98,989,695	13,205,397

6.Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Mid Cap Value Fund	$2,676

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Mid Cap Value Fund	$37,670	$131,119	$-

8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $52,048.

9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended January 31, 2023	Year ended January 31, 2022
Fidelity Mid Cap Value Fund
Distributions to shareholders
Class A	$18,606,358	$1,853,949
Class M	4,166,167	356,699
Class C	4,204,855	185,496
Mid Cap Value	125,657,551	15,616,805
Class I	14,633,041	1,738,458
Class Z	7,885,362	780,264
Total	$175,153,334	$20,531,671

10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended January 31, 2023	Year ended January 31, 2022	Year ended January 31, 2023	Year ended January 31, 2022
Fidelity Mid Cap Value Fund
Class A
Shares sold	1,017,654	1,390,327	$26,351,319	$38,599,297
Reinvestment of distributions	723,144	62,691	18,241,865	1,813,639
Shares redeemed	(938,553)	(1,068,584)	(24,220,025)	(29,625,079)
Net increase (decrease)	802,245	384,434	$20,373,159	$10,787,857
Class M
Shares sold	189,266	315,877	$4,995,734	$8,713,904
Reinvestment of distributions	164,268	12,290	4,131,202	353,703
Shares redeemed	(275,207)	(326,387)	(7,113,921)	(9,069,366)
Net increase (decrease)	78,327	1,780	$2,013,015	$(1,759)
Class C
Shares sold	154,399	210,777	$3,856,902	$5,629,261
Reinvestment of distributions	171,613	6,628	4,198,785	184,919
Shares redeemed	(531,975)	(620,186)	(13,058,343)	(16,379,286)
Net increase (decrease)	(205,963)	(402,781)	$(5,002,656)	$(10,565,106)
Mid Cap Value
Shares sold	2,761,991	6,790,784	$72,994,952	$191,633,827
Reinvestment of distributions	4,640,191	505,864	119,360,511	14,877,454
Shares redeemed	(5,452,163)	(7,287,371)	(143,324,674)	(204,834,538)
Net increase (decrease)	1,950,019	9,277	$49,030,789	$1,676,743
Class I
Shares sold	1,899,372	2,239,279	$49,737,626	$63,421,208
Reinvestment of distributions	568,260	58,660	14,421,992	1,709,349
Shares redeemed	(1,577,351)	(2,028,004)	(40,544,202)	(56,357,435)
Net increase (decrease)	890,281	269,935	$23,615,416	$8,773,122
Class Z
Shares sold	1,763,184	1,690,831	$45,536,226	$48,376,943
Reinvestment of distributions	280,528	23,838	7,087,889	693,672
Shares redeemed	(893,611)	(344,789)	(23,225,917)	(9,737,517)
Net increase (decrease)	1,150,101	1,369,880	$29,398,198	$39,333,098

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Devonshire Trust and Shareholders of Fidelity Mid Cap Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Mid Cap Value Fund (one of the funds constituting Fidelity Devonshire Trust, referred to hereafter as the "Fund") as of January 31, 2023, the related statement of operations for the year ended January 31, 2023, the statement of changes in net assets for each of the two years in the period ended January 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended January 31, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of January 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended January 31, 2023 and the financial highlights for each of the five years in the period ended January 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
March 16, 2023

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 318 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chair. The Trustees have determined that an interested Chair is appropriate and benefits shareholders because an interested Chair has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chair, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chair and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's alternative investment, investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity ® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Bettina Doulton (1964)
Year of Election or Appointment: 2020
Trustee
Ms. Doulton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity ® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).
Robert A. Lawrence (1952)
Year of Election or Appointment: 2020
Trustee
Chair of the Board of Trustees
Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Trustee and Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity ® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Thomas P. Bostick (1956)
Year of Election or Appointment: 2021
Trustee
Lieutenant General Bostick also serves as Trustee of other Fidelity ® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present) and as a member of the Board of HireVue, Inc. (video interview and assessment, 2020-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005
Trustee
Mr. Dirks also serves as Trustee of other Fidelity ® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.
Donald F. Donahue (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Donahue also serves as Trustee of other Fidelity ® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York and a member of the Board of The Leadership Academy (previously NYC Leadership Academy) (2012-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).
Vicki L. Fuller (1957)
Year of Election or Appointment: 2020
Trustee
Ms. Fuller also serves as Trustee of other Fidelity ® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity ® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present), as a member of the Board of Treliant, LLC (consulting, 2019-present), as a member of the Advisory Board of Ariel Alternatives, LLC (private equity, 2021-present) and as a member of the Board and Chair of the Audit Committee of Gusto, Inc. (software, 2021-present). In addition, Ms. Fuller currently serves as a member of the Board of Roosevelt University (2019-present) and as a member of the Executive Board of New York University's Stern School of Business. Ms. Fuller previously served as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-2021).
Patricia L. Kampling (1959)
Year of Election or Appointment: 2020
Trustee
Ms. Kampling also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee and Chair of the Executive Development and Compensation Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).
Thomas A. Kennedy (1955)
Year of Election or Appointment: 2021
Trustee
Mr. Kennedy also serves as Trustee of other Fidelity ® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity ® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy currently serves as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-present). He is also a member of the Rutgers School of Engineering Industry Advisory Board (2011-present) and a member of the UCLA Engineering Dean's Executive Board (2016-present).
Oscar Munoz (1959)
Year of Election or Appointment: 2021
Trustee
Mr. Munoz also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present) and a member of the Advisory Board of Salesforce.com, Inc. (cloud-based software, 2020-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity ® funds (2021).
David M. Thomas (1949)
Year of Election or Appointment: 2008
Trustee
Lead Independent Trustee
Mr. Thomas also serves as Trustee of other Fidelity ® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and as Director (2013-present) and Non-Executive Chairman of the Board (2022-present) of Interpublic Group of Companies, Inc. (marketing communication).
Susan Tomasky (1953)
Year of Election or Appointment: 2020
Trustee
Ms. Tomasky also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Executive Committee, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present) and as a member of the Board of its subsidiary company, Public Service Electric and Gas Co. (2021-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company - America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Kenyon in the World Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity ® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).
Michael E. Wiley (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Wiley also serves as Trustee of other Fidelity ® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity ® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003
Member of the Advisory Board
Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity ® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).
Craig S. Brown (1977)
Year of Election or Appointment: 2022
Deputy Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity ® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
William C. Coffey (1969)
Year of Election or Appointment: 2019
Assistant Secretary
Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).
Timothy M. Cohen (1969)
Year of Election or Appointment: 2018
Vice President
Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
Assistant Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Colm A. Hogan (1973)
Year of Election or Appointment: 2020
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Pamela R. Holding (1964)
Year of Election or Appointment: 2018
Vice President
Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).
Cynthia Lo Bessette (1969)
Year of Election or Appointment: 2019
Secretary and Chief Legal Officer (CLO)
Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), FD Funds Management LLC (2021-present), and Fidelity Diversifying Solutions LLC (investment adviser firm, 2022-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).
Chris Maher (1972)
Year of Election or Appointment: 2020
Deputy Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jason P. Pogorelec (1975)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments. Mr. Pogorelec serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2023-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity ® funds (2015-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2016
President and Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2022 to January 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2022	Ending Account Value January 31, 2023	Expenses Paid During Period- C August 1, 2022 to January 31, 2023
Fidelity® Mid Cap Value Fund
Class A	1.11%
Actual		$ 1,000	$ 1,061.50	$ 5.77
Hypothetical- B		$ 1,000	$ 1,019.61	$ 5.65
Class M	1.37%
Actual		$ 1,000	$ 1,060.00	$ 7.11
Hypothetical- B		$ 1,000	$ 1,018.30	$ 6.97
Class C	1.89%
Actual		$ 1,000	$ 1,057.10	$ 9.80
Hypothetical- B		$ 1,000	$ 1,015.68	$ 9.60
Fidelity® Mid Cap Value Fund	.82%
Actual		$ 1,000	$ 1,063.10	$ 4.26
Hypothetical- B		$ 1,000	$ 1,021.07	$ 4.18
Class I	.84%
Actual		$ 1,000	$ 1,062.80	$ 4.37
Hypothetical- B		$ 1,000	$ 1,020.97	$ 4.28
Class Z	.70%
Actual		$ 1,000	$ 1,063.50	$ 3.64
Hypothetical- B		$ 1,000	$ 1,021.68	$ 3.57

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions   (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com .

The fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2023, $80,180,882, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 100% of the short-term capital gain dividends distributed in December, during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The fund designates $16,028 of distributions paid during the fiscal year ended 2023 as qualifying to be taxed as section 163(j) interest dividends.

Class A designates 67%; Class M designates 79%; Class C designates 100%; Mid Cap Value designates 59%; Initial Class designates 60% and Class Z designates 56% of the dividends distributed in December, during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A designates 74.83%; Class M designates 87.05%; Class C designates 100%; Mid Cap Value designates 65.61%; Initial Class designates 65.98% and Class Z designates 62.14% of the dividends distributed in December during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Class A designates 17.07%; Class M designates 12.96%; Mid Cap Value designates 14.97%; Initial Class designates 15.05% and Class Z designates 14.17% of the dividends distributed in December during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.900180.113
MCV-ANN-0423
Fidelity® Equity-Income Fund

Annual Report
January 31, 2023

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended January 31, 2023	Past 1 year	Past 5 years	Past 10 years
Fidelity® Equity-Income Fund	0.05%	7.96%	9.96%
Class K	0.14%	8.06%	10.08%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Equity-Income Fund, a class of the fund, on January 31, 2013.

The chart shows how the value of your investment would have changed, and also shows how the Russell 3000® Value Index performed over the same period.

27,000
25,000
22,500
20,000
17,500
15,000
12,500
$10,000
2013
2014
2015
2016
2017
2018
2019
2020
2021
2022
'23
Period Ending Values
$25,847 Fidelity® Equity-Income Fund
$26,067 Russell 3000® Value Index

Management's Discussion of Fund Performance
Market Recap:
U.S. equities returned -8.22% for the 12 months ending January 31, 2023, according to the S&P 500 ® index. The new year began with an encouraging upturn in January (+6.28%), but the backdrop remains clouded by the multitude of risk factors that challenged the global economy in 2022, when the index logged its lowest calendar-year return since 2008 and first annual retreat since 2018. High inflation prompted the Federal Reserve to aggressively tighten monetary policy, and market interest rates eclipsed their highest level in a decade, stoking recession fears and sending stocks into bear market territory. Since March 2022, the Fed has hiked its benchmark rate seven times, by 4.25 percentage points - the fastest-ever pace of monetary tightening - while also shrinking its massive portfolio. The latest bump came in mid-December, along with a signal that the central bank plans to lift rates through the spring, though likely in smaller increments, to combat high inflation. Against this backdrop, stocks struggled to gain traction until a strong rally ignited heading into the summer. But in September, the S&P 500 ® returned -9.21%, one of its worst monthly results ever, before advancing 7.56% in Q4 as risky assets regained favor. For the full 12 months, value stocks handily outpaced growth. This headwind was most pronounced in the growth-oriented communication services (-27%), consumer discretionary (-20%) and information technology (-16%) sectors. In contrast, energy (+43%) led by a wide margin, followed by health care (+3%).
Comments from Portfolio Manager Ramona Persaud:
For the fiscal year ending January 31, 2023, the fund's share classes returned roughly 0%, outperforming the -0.43% result of the benchmark Russell 3000 ® Value Index. The top contributor to performance versus the benchmark were stock picks in health care. Also lifting the fund's relative result was an overweighting and security selection in energy and an underweighting and stock picks in real estate. The fund's biggest individual relative contributor was an outsized stake in Eli Lilly, which gained 42% the past year. Also helping performance was our overweighting in Exxon Mobil, which gained 58%. Exxon Mobil was among our largest holdings. Avoiding Intel, a benchmark component that returned -40%, also helped relative performance. Conversely, the biggest detractor from performance versus the benchmark was stock selection in financials. Stock selection and an underweighting in consumer discretionary and security selection in materials also hindered the fund's relative performance. I'll also note that the fund's foreign holdings detracted overall, in part due to a generally strong U.S. dollar. Not owning Chevron, a benchmark component that gained approximately 37%, was the biggest individual relative detractor. Also hurting performance was our outsized stake in Bank of America, which returned roughly -21%. Bank of America was one of the fund's largest holdings. The fund's non-benchmark investment in Microsoft returned approximately -19% and detracted. Notable changes in positioning include increased exposure to the energy sector and a lower allocation to consumer discretionary.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary January 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Exxon Mobil Corp.	3.3
JPMorgan Chase & Co.	3.2
Bank of America Corp.	2.4
Johnson & Johnson	2.0
Danaher Corp.	2.0
Walmart, Inc.	1.9
Linde PLC	1.8
Wells Fargo & Co.	1.8
T-Mobile U.S., Inc.	1.7
Cigna Corp.	1.5
21.6

Market Sectors (% of Fund's net assets)

Health Care	17.1
Financials	15.8
Energy	9.8
Consumer Staples	9.6
Information Technology	9.3
Industrials	8.4
Communication Services	7.5
Utilities	5.8
Materials	4.9
Consumer Discretionary	4.2
Real Estate	1.9

Asset Allocation (% of Fund's net assets)

Foreign investments - 16.9%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Schedule of Investments January 31, 2023
Showing Percentage of Net Assets
Common Stocks - 94.3%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 7.5%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	3,046,797	62,063
Verizon Communications, Inc.	1,679,381	69,812
		131,875
Entertainment - 0.8%
Activision Blizzard, Inc.	716,510	54,863
Interactive Media & Services - 0.9%
Alphabet, Inc. Class A (a)	675,411	66,758
Media - 2.0%
Comcast Corp. Class A	2,692,258	105,940
Interpublic Group of Companies, Inc.	771,412	28,126
Shaw Communications, Inc. Class B	459,912	13,688
		147,754
Wireless Telecommunication Services - 2.0%
Rogers Communications, Inc. Class B (non-vtg.)	488,867	23,768
T-Mobile U.S., Inc. (a)	793,268	118,443
		142,211
TOTAL COMMUNICATION SERVICES		543,461
CONSUMER DISCRETIONARY - 4.2%
Diversified Consumer Services - 0.3%
H&R Block, Inc.	464,619	18,111
Hotels, Restaurants & Leisure - 1.3%
McDonald's Corp.	352,323	94,211
Multiline Retail - 0.9%
Dollar Tree, Inc. (a)	246,457	37,013
Target Corp.	158,306	27,251
		64,264
Specialty Retail - 1.6%
Best Buy Co., Inc.	165,735	14,704
Burlington Stores, Inc. (a)	111,575	25,643
Dick's Sporting Goods, Inc.	27,675	3,619
Lowe's Companies, Inc.	14,487	3,017
TJX Companies, Inc.	868,467	71,093
		118,076
Textiles, Apparel & Luxury Goods - 0.1%
Columbia Sportswear Co.	60,145	5,768
Tapestry, Inc.	105,403	4,803
		10,571
TOTAL CONSUMER DISCRETIONARY		305,233
CONSUMER STAPLES - 9.6%
Beverages - 2.6%
Diageo PLC	541,204	23,665
Keurig Dr. Pepper, Inc.	2,105,740	74,291
The Coca-Cola Co.	1,477,775	90,617
		188,573
Food & Staples Retailing - 3.2%
Albertsons Companies, Inc.	781,273	16,563
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	407,172	18,594
BJ's Wholesale Club Holdings, Inc. (a)	333,941	24,201
Costco Wholesale Corp.	70,122	35,842
Walmart, Inc.	956,389	137,596
		232,796
Food Products - 1.3%
Bunge Ltd.	208,455	20,658
Mondelez International, Inc.	890,515	58,275
Nestle SA (Reg. S)	111,604	13,617
		92,550
Household Products - 1.4%
Procter & Gamble Co.	693,583	98,752
Personal Products - 0.2%
Unilever PLC	312,485	15,905
Tobacco - 0.9%
Philip Morris International, Inc.	601,843	62,736
TOTAL CONSUMER STAPLES		691,312
ENERGY - 9.8%
Oil, Gas & Consumable Fuels - 9.8%
Canadian Natural Resources Ltd.	815,871	50,079
ConocoPhillips Co.	778,126	94,830
Enterprise Products Partners LP	1,662,561	42,562
Exxon Mobil Corp.	2,073,349	240,528
Hess Corp.	356,977	53,604
Imperial Oil Ltd.	930,022	50,830
Phillips 66 Co.	575,826	57,738
Suncor Energy, Inc.	1,319,577	45,799
Valero Energy Corp.	533,356	74,686
		710,656
FINANCIALS - 15.8%
Banks - 10.1%
Bank of America Corp.	4,942,836	175,372
Huntington Bancshares, Inc.	3,272,621	49,646
JPMorgan Chase & Co.	1,664,345	232,942
M&T Bank Corp.	441,495	68,873
PNC Financial Services Group, Inc.	437,210	72,328
Wells Fargo & Co.	2,782,576	130,419
		729,580
Capital Markets - 0.8%
BlackRock, Inc. Class A	75,543	57,353
Consumer Finance - 1.1%
Capital One Financial Corp.	668,363	79,535
Insurance - 3.8%
American Financial Group, Inc.	315,186	44,942
Chubb Ltd.	386,855	88,006
Hartford Financial Services Group, Inc.	656,349	50,939
Marsh & McLennan Companies, Inc.	129,579	22,665
The Travelers Companies, Inc.	378,752	72,387
		278,939
TOTAL FINANCIALS		1,145,407
HEALTH CARE - 17.1%
Biotechnology - 2.1%
AbbVie, Inc.	381,505	56,367
Amgen, Inc.	366,071	92,396
		148,763
Health Care Equipment & Supplies - 0.3%
GE HealthCare Technologies, Inc. (a)	323,660	22,501
Health Care Providers & Services - 2.9%
Cigna Corp.	350,286	110,925
UnitedHealth Group, Inc.	205,179	102,423
		213,348
Life Sciences Tools & Services - 2.0%
Danaher Corp.	550,994	145,672
Pharmaceuticals - 9.8%
AstraZeneca PLC (United Kingdom)	596,388	78,134
Bristol-Myers Squibb Co.	1,500,846	109,036
Eli Lilly & Co.	309,702	106,584
Johnson & Johnson	896,931	146,576
Merck & Co., Inc.	579,048	62,196
Roche Holding AG (participation certificate)	286,397	89,405
Royalty Pharma PLC	929,314	36,420
Sanofi SA	809,523	79,272
		707,623
TOTAL HEALTH CARE		1,237,907
INDUSTRIALS - 8.4%
Aerospace & Defense - 3.0%
Huntington Ingalls Industries, Inc.	127,010	28,011
Lockheed Martin Corp.	79,704	36,924
Northrop Grumman Corp.	122,309	54,799
The Boeing Co. (a)	443,812	94,532
		214,266
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	212,445	39,351
Building Products - 0.6%
Johnson Controls International PLC	584,058	40,633
Electrical Equipment - 0.8%
AMETEK, Inc.	374,913	54,332
Industrial Conglomerates - 1.6%
General Electric Co.	970,980	78,144
Hitachi Ltd.	335,745	17,607
Siemens AG	150,365	23,488
		119,239
Machinery - 1.4%
Crane Holdings Co.	234,454	27,176
Fortive Corp.	450,100	30,620
ITT, Inc.	459,442	42,080
		99,876
Professional Services - 0.2%
KBR, Inc.	284,828	14,592
Trading Companies & Distributors - 0.3%
Watsco, Inc. (b)	81,275	23,356
TOTAL INDUSTRIALS		605,645
INFORMATION TECHNOLOGY - 9.3%
Communications Equipment - 1.5%
Cisco Systems, Inc.	2,204,563	107,296
IT Services - 1.6%
Accenture PLC Class A	117,254	32,720
Amdocs Ltd.	621,639	57,147
Paychex, Inc.	57,946	6,714
Visa, Inc. Class A	78,493	18,070
		114,651
Semiconductors & Semiconductor Equipment - 2.0%
NXP Semiconductors NV	407,540	75,114
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	783,258	72,632
		147,746
Software - 3.0%
Gen Digital, Inc.	824,668	18,976
Microsoft Corp.	338,019	83,764
Open Text Corp.	1,264,969	42,430
Roper Technologies, Inc.	166,890	71,220
		216,390
Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc.	107,506	15,512
Samsung Electronics Co. Ltd.	1,344,410	66,884
Seagate Technology Holdings PLC	120,913	8,195
		90,591
TOTAL INFORMATION TECHNOLOGY		676,674
MATERIALS - 4.9%
Chemicals - 2.1%
Linde PLC	397,646	131,597
Nutrien Ltd.	215,151	17,810
		149,407
Containers & Packaging - 1.3%
Ball Corp.	589,859	34,353
Crown Holdings, Inc.	712,627	62,825
		97,178
Metals & Mining - 1.5%
Anglo American PLC (United Kingdom)	601,480	25,942
Freeport-McMoRan, Inc.	1,826,721	81,508
		107,450
TOTAL MATERIALS		354,035
REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.9%
American Tower Corp.	217,546	48,598
Lamar Advertising Co. Class A	451,319	48,084
Public Storage	137,347	41,800
		138,482
UTILITIES - 5.8%
Electric Utilities - 3.3%
Constellation Energy Corp.	258,342	22,052
Exelon Corp.	943,158	39,792
FirstEnergy Corp.	590,739	24,191
NextEra Energy, Inc.	1,252,398	93,466
PG&E Corp. (a)	1,345,050	21,386
Southern Co.	548,168	37,100
		237,987
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Corp.	956,829	22,064
Multi-Utilities - 2.2%
Ameren Corp.	403,011	35,010
CenterPoint Energy, Inc.	1,254,319	37,780
Dominion Energy, Inc.	764,265	48,638
WEC Energy Group, Inc.	390,878	36,739
		158,167
TOTAL UTILITIES		418,218
TOTAL COMMON STOCKS (Cost $4,584,624)		6,827,030

Money Market Funds - 3.9%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.38% (c)	277,141,713	277,197
Fidelity Securities Lending Cash Central Fund 4.38% (c)(d)	7,255,524	7,256
TOTAL MONEY MARKET FUNDS (Cost $284,453)		284,453

TOTAL INVESTMENT IN SECURITIES - 98.2% (Cost $4,869,077)	7,111,483
NET OTHER ASSETS (LIABILITIES) - 1.8%	128,912
NET ASSETS - 100.0%	7,240,395

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	10,397	1,027,289	760,489	5,534	-	-	277,197	0.6%
Fidelity Securities Lending Cash Central Fund 4.38%	12,160	988,232	993,136	123	-	-	7,256	0.0%
Total	22,557	2,015,521	1,753,625	5,657	-	-	284,453

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	543,461	543,461	-	-
Consumer Discretionary	305,233	305,233	-	-
Consumer Staples	691,312	638,125	53,187	-
Energy	710,656	710,656	-	-
Financials	1,145,407	1,145,407	-	-
Health Care	1,237,907	991,096	246,811	-
Industrials	605,645	564,550	41,095	-
Information Technology	676,674	609,790	66,884	-
Materials	354,035	328,093	25,942	-
Real Estate	138,482	138,482	-	-
Utilities	418,218	418,218	-	-

Money Market Funds	284,453	284,453	-	-
Total Investments in Securities:	7,111,483	6,677,564	433,919	-
Financial Statements
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		January 31, 2023

Assets
Investment in securities, at value (including securities loaned of $7,414) - See accompanying schedule:
Unaffiliated issuers (cost $4,584,624)	$6,827,030
Fidelity Central Funds (cost $284,453)	284,453

Total Investment in Securities (cost $4,869,077)		$7,111,483
Receivable for investments sold
Regular delivery		182,295
Delayed delivery		6,835
Receivable for fund shares sold		3,417
Dividends receivable		9,216
Distributions receivable from Fidelity Central Funds		1,026
Prepaid expenses		7
Other receivables		609
Total assets		7,314,888
Liabilities
Payable for investments purchased	$58,675
Payable for fund shares redeemed	4,581
Accrued management fee	2,541
Other affiliated payables	803
Other payables and accrued expenses	637
Collateral on securities loaned	7,256
Total Liabilities		74,493
Net Assets		$7,240,395
Net Assets consist of:
Paid in capital		$5,000,833
Total accumulated earnings (loss)		2,239,562
Net Assets		$7,240,395

Net Asset Value and Maximum Offering Price
Equity-Income :
Net Asset Value , offering price and redemption price per share ($6,698,906 ÷ 101,253 shares)		$66.16
Class K :
Net Asset Value , offering price and redemption price per share ($541,489 ÷ 8,191 shares) (a)		$66.10
(a)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares

Statement of Operations
Amounts in thousands		Year ended January 31, 2023
Investment Income
Dividends		$176,462
Income from Fidelity Central Funds (including $123 from security lending)		5,657
Total Income		182,119
Expenses
Management fee	$30,915
Transfer agent fees	8,717
Accounting fees	1,091
Custodian fees and expenses	95
Independent trustees' fees and expenses	24
Registration fees	110
Audit	96
Legal	12
Miscellaneous	34
Total expenses before reductions	41,094
Expense reductions	(255)
Total expenses after reductions		40,839
Net Investment income (loss)		141,280
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	203,967
Redemptions in-kind	19,241
Foreign currency transactions	(420)
Total net realized gain (loss)		222,788
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(398,004)
Assets and liabilities in foreign currencies	(9)
Total change in net unrealized appreciation (depreciation)		(398,013)
Net gain (loss)		(175,225)
Net increase (decrease) in net assets resulting from operations		$(33,945)
Statement of Changes in Net Assets

Amount in thousands	Year ended January 31, 2023	Year ended January 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$141,280	$122,850
Net realized gain (loss)	222,788	591,527
Change in net unrealized appreciation (depreciation)	(398,013)	850,931
Net increase (decrease) in net assets resulting from operations	(33,945)	1,565,308
Distributions to shareholders	(314,648)	(746,840)
Share transactions - net increase (decrease)	(292,149)	467,705
Total increase (decrease) in net assets	(640,742)	1,286,173

Net Assets
Beginning of period	7,881,137	6,594,964
End of period	$7,240,395	$7,881,137

Financial Highlights
Fidelity® Equity-Income Fund

Years ended January 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$69.17	$61.74	$59.36	$54.70	$63.45
Income from Investment Operations
Net investment income (loss) A,B	1.27	1.12	.97	1.19	1.44
Net realized and unrealized gain (loss)	(1.37)	13.26	3.52	7.81	(5.22)
Total from investment operations	(.10)	14.38	4.49	9.00	(3.78)
Distributions from net investment income	(1.23)	(1.09)	(.94)	(1.10)	(1.39)
Distributions from net realized gain	(1.67)	(5.86)	(1.17)	(3.24)	(3.58)
Total distributions	(2.91) C	(6.95)	(2.11)	(4.34)	(4.97)
Net asset value, end of period	$66.16	$69.17	$61.74	$59.36	$54.70
Total Return D	.05%	23.70%	7.93%	16.69%	(5.91)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.57%	.57%	.60%	.60%	.61%
Expenses net of fee waivers, if any	.57%	.57%	.60%	.60%	.61%
Expenses net of all reductions	.57%	.57%	.59%	.60%	.60%
Net investment income (loss)	1.94%	1.59%	1.75%	2.04%	2.50%
Supplemental Data
Net assets, end of period (in millions)	$6,699	$7,163	$5,940	$5,378	$5,016
Portfolio turnover rate G	22% H	27% H	50% H	32% H	24% H

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

H Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Equity-Income Fund Class K

Years ended January 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$69.11	$61.69	$59.31	$54.67	$63.41
Income from Investment Operations
Net investment income (loss) A,B	1.33	1.17	1.02	1.24	1.51
Net realized and unrealized gain (loss)	(1.38)	13.26	3.52	7.80	(5.22)
Total from investment operations	(.05)	14.43	4.54	9.04	(3.71)
Distributions from net investment income	(1.29)	(1.15)	(.99)	(1.16)	(1.45)
Distributions from net realized gain	(1.67)	(5.86)	(1.17)	(3.24)	(3.58)
Total distributions	(2.96)	(7.01)	(2.16)	(4.40)	(5.03)
Net asset value, end of period	$66.10	$69.11	$61.69	$59.31	$54.67
Total Return C	.14%	23.80%	8.04%	16.77%	(5.81)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.49%	.49%	.50%	.51%	.51%
Expenses net of fee waivers, if any	.48%	.48%	.50%	.51%	.51%
Expenses net of all reductions	.48%	.48%	.50%	.50%	.50%
Net investment income (loss)	2.03%	1.67%	1.84%	2.13%	2.60%
Supplemental Data
Net assets, end of period (in millions)	$541	$719	$655	$788	$807
Portfolio turnover rate F	22% G	27% G	50% G	32% G	24% G

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

G Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements
For the period ended January 31, 2023
( Amounts in thousands except percentages)

1. Organization.
Fidelity Equity-Income Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Equity-Income and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Equity-Income Fund	$543

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2023, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   foreign currency transactions, passive foreign investment companies (PFIC), redemptions in-kind, partnerships, deferred Trustee compensation and   losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,366,015
Gross unrealized depreciation	(118,259)
Net unrealized appreciation (depreciation)	$2,247,756
Tax Cost	$4,863,727

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$4,775
Undistributed long-term capital gain	$2,240
Net unrealized appreciation (depreciation) on securities and other investments	$2,233,052

The tax character of distributions paid was as follows:

	January 31, 2023	January 31, 2022
Ordinary Income	$135,818	$ 247,144
Long-term Capital Gains	178,830	499,696
Total	$314,648	$ 746,840

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Equity-Income Fund	1,535,133	2,347,357

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Equity-Income Fund	757	19,241	48,923	Equity-Income, Class K

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Equity-Income Fund	415	13,022	29,474	Class K
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .43% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Equity-Income	$8,467.13
Class K	250.04
	$8,717

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
Fidelity Equity-Income Fund	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Equity-Income Fund	$33

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Equity-Income Fund	Borrower	$7,926.32%		$- A

A In the amount of less than five hundred dollars

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Equity-Income Fund	86,887	291,582	22,136
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Equity-Income Fund	$13
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Equity-Income Fund	$13	$-	$-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $3.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $252.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended January 31, 2023	Year ended January 31, 2022
Fidelity Equity-Income Fund
Distributions to shareholders
Equity-Income	$289,594	$675,848
Class K	25,054	70,992
Total	$314,648	$746,840
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended January 31, 2023	Year ended January 31, 2022	Year ended January 31, 2023	Year ended January 31, 2022
Fidelity Equity-Income Fund
Equity-Income
Shares sold	9,359	11,099	$614,890	$772,207
Reinvestment of distributions	4,210	9,259	268,633	632,363
Shares redeemed	(15,862)	(13,025)	(1,032,128)	(916,774)
Net increase (decrease)	(2,293)	7,333	$(148,605)	$487,796
Class K
Shares sold	1,656	2,249	$109,657	$156,189
Reinvestment of distributions	393	1,041	25,054	70,992
Shares redeemed	(4,255)	(3,504)	(278,255)	(247,272)
Net increase (decrease)	(2,206)	(214)	$(143,544)	$(20,091)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Devonshire Trust and Shareholders of Fidelity Equity-Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Equity-Income Fund (one of the funds constituting Fidelity Devonshire Trust, referred to hereafter as the "Fund") as of January 31, 2023, the related statement of operations for the year ended January 31, 2023, the statement of changes in net assets for each of the two years in the period ended January 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended January 31, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of January 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended January 31, 2023 and the financial highlights for each of the five years in the period ended January 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
March 16, 2023

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 318 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chair. The Trustees have determined that an interested Chair is appropriate and benefits shareholders because an interested Chair has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chair, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chair and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's alternative investment, investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity ® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Bettina Doulton (1964)
Year of Election or Appointment: 2020
Trustee
Ms. Doulton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity ® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).
Robert A. Lawrence (1952)
Year of Election or Appointment: 2020
Trustee
Chair of the Board of Trustees
Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Trustee and Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity ® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Thomas P. Bostick (1956)
Year of Election or Appointment: 2021
Trustee
Lieutenant General Bostick also serves as Trustee of other Fidelity ® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present) and as a member of the Board of HireVue, Inc. (video interview and assessment, 2020-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005
Trustee
Mr. Dirks also serves as Trustee of other Fidelity ® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.
Donald F. Donahue (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Donahue also serves as Trustee of other Fidelity ® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York and a member of the Board of The Leadership Academy (previously NYC Leadership Academy) (2012-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).
Vicki L. Fuller (1957)
Year of Election or Appointment: 2020
Trustee
Ms. Fuller also serves as Trustee of other Fidelity ® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity ® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present), as a member of the Board of Treliant, LLC (consulting, 2019-present), as a member of the Advisory Board of Ariel Alternatives, LLC (private equity, 2021-present) and as a member of the Board and Chair of the Audit Committee of Gusto, Inc. (software, 2021-present). In addition, Ms. Fuller currently serves as a member of the Board of Roosevelt University (2019-present) and as a member of the Executive Board of New York University's Stern School of Business. Ms. Fuller previously served as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-2021).
Patricia L. Kampling (1959)
Year of Election or Appointment: 2020
Trustee
Ms. Kampling also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee and Chair of the Executive Development and Compensation Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).
Thomas A. Kennedy (1955)
Year of Election or Appointment: 2021
Trustee
Mr. Kennedy also serves as Trustee of other Fidelity ® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity ® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy currently serves as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-present). He is also a member of the Rutgers School of Engineering Industry Advisory Board (2011-present) and a member of the UCLA Engineering Dean's Executive Board (2016-present).
Oscar Munoz (1959)
Year of Election or Appointment: 2021
Trustee
Mr. Munoz also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present) and a member of the Advisory Board of Salesforce.com, Inc. (cloud-based software, 2020-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity ® funds (2021).
David M. Thomas (1949)
Year of Election or Appointment: 2008
Trustee
Lead Independent Trustee
Mr. Thomas also serves as Trustee of other Fidelity ® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and as Director (2013-present) and Non-Executive Chairman of the Board (2022-present) of Interpublic Group of Companies, Inc. (marketing communication).
Susan Tomasky (1953)
Year of Election or Appointment: 2020
Trustee
Ms. Tomasky also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Executive Committee, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present) and as a member of the Board of its subsidiary company, Public Service Electric and Gas Co. (2021-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company - America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Kenyon in the World Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity ® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).
Michael E. Wiley (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Wiley also serves as Trustee of other Fidelity ® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity ® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003
Member of the Advisory Board
Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity ® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).
Craig S. Brown (1977)
Year of Election or Appointment: 2022
Deputy Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity ® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
William C. Coffey (1969)
Year of Election or Appointment: 2019
Assistant Secretary
Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).
Timothy M. Cohen (1969)
Year of Election or Appointment: 2018
Vice President
Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
Assistant Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Colm A. Hogan (1973)
Year of Election or Appointment: 2020
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Pamela R. Holding (1964)
Year of Election or Appointment: 2018
Vice President
Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).
Cynthia Lo Bessette (1969)
Year of Election or Appointment: 2019
Secretary and Chief Legal Officer (CLO)
Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), FD Funds Management LLC (2021-present), and Fidelity Diversifying Solutions LLC (investment adviser firm, 2022-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).
Chris Maher (1972)
Year of Election or Appointment: 2020
Deputy Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jason P. Pogorelec (1975)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments. Mr. Pogorelec serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2023-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity ® funds (2015-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2016
President and Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2022 to January 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2022	Ending Account Value January 31, 2023	Expenses Paid During Period- C August 1, 2022 to January 31, 2023
Fidelity® Equity-Income Fund
Fidelity® Equity-Income Fund	.57%
Actual		$ 1,000	$ 1,049.90	$ 2.95
Hypothetical- B		$ 1,000	$ 1,022.33	$ 2.91
Class K	.48%
Actual		$ 1,000	$ 1,050.40	$ 2.48
Hypothetical- B		$ 1,000	$ 1,022.79	$ 2.45

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions   (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2023, $206,842,467, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.01% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $3,707,569 of distributions paid during the fiscal year ended 2023 as qualifying to be taxed as section 163(j) interest dividends.

Equity-Income designates 96%, 95%, 95%, and 95%; and Class K designates 92%, 91%, 91%, and 92%; of the dividends distributed in April, July, October, and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Equity-Income Fund, and Class K designate 100% of each dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.471443.126
EQU-ANN-0423
Fidelity® Equity-Income K6 Fund

Annual Report
January 31, 2023
Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended January 31, 2023	Past 1 year	Life of Fund A
Fidelity® Equity-Income K6 Fund	0.35%	11.13%

A     From June 13, 2019

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Equity-Income K6 Fund, on June 13, 2019, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell 3000® Value Index performed over the same period.

15,000
14,000
13,000
12,000
11,000
10,000
9,000
$8,000
2019
2020
2021
2022
'23

Period Ending Values

$14,679 Fidelity® Equity-Income K6 Fund

$13,880 Russell 3000® Value Index

Management's Discussion of Fund Performance
Market Recap:
U.S. equities returned -8.22% for the 12 months ending January 31, 2023, according to the S&P 500 ® index. The new year began with an encouraging upturn in January (+6.28%), but the backdrop remains clouded by the multitude of risk factors that challenged the global economy in 2022, when the index logged its lowest calendar-year return since 2008 and first annual retreat since 2018. High inflation prompted the Federal Reserve to aggressively tighten monetary policy, and market interest rates eclipsed their highest level in a decade, stoking recession fears and sending stocks into bear market territory. Since March 2022, the Fed has hiked its benchmark rate seven times, by 4.25 percentage points - the fastest-ever pace of monetary tightening - while also shrinking its massive portfolio. The latest bump came in mid-December, along with a signal that the central bank plans to lift rates through the spring, though likely in smaller increments, to combat high inflation. Against this backdrop, stocks struggled to gain traction until a strong rally ignited heading into the summer. But in September, the S&P 500 ® returned -9.21%, one of its worst monthly results ever, before advancing 7.56% in Q4 as risky assets regained favor. For the full 12 months, value stocks handily outpaced growth. This headwind was most pronounced in the growth-oriented communication services (-27%), consumer discretionary (-20%) and information technology (-16%) sectors. In contrast, energy (+43%) led by a wide margin, followed by health care (+3%).
Comments from Portfolio Manager Ramona Persaud:
For the fiscal year ending January 31, 2023, the fund gained 0.35%, outperforming the -0.43% result of the benchmark Russell 3000 ® Value Index. The top contributor to performance versus the benchmark was stock selection in health care. Also helping was an overweighting and security selection in energy and an underweighting and stock picks in real estate. The fund's largest individual relative contributor was an outsized stake in Eli Lilly, which gained 42% the past year. Also adding value was our overweighting in Exxon Mobil, which gained roughly 58%. Exxon Mobil was among our largest holdings. Avoiding Intel, a benchmark component that returned -40%, also helped relative performance. Conversely, the biggest detractor from performance versus the benchmark were stock picks in financials. Security selection and an underweighting in consumer discretionary and stock selection in materials also hindered the fund's relative performance. I'll also note that the fund's foreign holdings detracted overall, in part due to a generally strong U.S. dollar. Not owning Chevron, a benchmark component that gained approximately 37%, was the biggest individual relative detractor. Also hampering performance was our outsized stake in Bank of America, which returned about -21%. Bank of America was one of the fund's largest holdings. The fund's non-benchmark stake in Microsoft returned about -20% and detracted. Notable changes in positioning include increased exposure to the energy sector and a lower allocation to consumer discretionary.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary January 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Exxon Mobil Corp.	3.3
JPMorgan Chase & Co.	3.2
Bank of America Corp.	2.4
Johnson & Johnson	2.0
Danaher Corp.	2.0
Walmart, Inc.	1.9
Linde PLC	1.8
Wells Fargo & Co.	1.8
T-Mobile U.S., Inc.	1.6
Cigna Corp.	1.6
21.6

Market Sectors (% of Fund's net assets)

Health Care	16.9
Financials	15.8
Energy	9.8
Consumer Staples	9.6
Information Technology	9.4
Industrials	8.4
Communication Services	7.4
Utilities	5.8
Materials	4.9
Consumer Discretionary	4.2
Real Estate	2.0

Asset Allocation (% of Fund's net assets)

Foreign investments - 17.1%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Schedule of Investments January 31, 2023
Showing Percentage of Net Assets
Common Stocks - 94.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.4%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	64,055	1,304,800
Verizon Communications, Inc.	35,564	1,478,395
		2,783,195
Entertainment - 0.8%
Activision Blizzard, Inc.	15,890	1,216,697
Interactive Media & Services - 0.9%
Alphabet, Inc. Class A (a)	14,249	1,408,371
Media - 2.0%
Comcast Corp. Class A	57,757	2,272,738
Interpublic Group of Companies, Inc.	17,174	626,164
Shaw Communications, Inc. Class B	10,625	316,223
		3,215,125
Wireless Telecommunication Services - 1.9%
Rogers Communications, Inc. Class B (non-vtg.)	10,837	526,884
T-Mobile U.S., Inc. (a)	17,002	2,538,569
		3,065,453
TOTAL COMMUNICATION SERVICES		11,688,841
CONSUMER DISCRETIONARY - 4.2%
Diversified Consumer Services - 0.2%
H&R Block, Inc.	10,381	404,651
Hotels, Restaurants & Leisure - 1.3%
McDonald's Corp.	7,504	2,006,570
Multiline Retail - 0.9%
Dollar Tree, Inc. (a)	5,443	817,430
Target Corp.	3,509	604,039
		1,421,469
Specialty Retail - 1.7%
Best Buy Co., Inc.	3,550	314,956
Burlington Stores, Inc. (a)	2,517	578,482
Dick's Sporting Goods, Inc.	625	81,725
Lowe's Companies, Inc.	313	65,182
TJX Companies, Inc.	19,263	1,576,869
		2,617,214
Textiles, Apparel & Luxury Goods - 0.1%
Columbia Sportswear Co.	1,255	120,355
Tapestry, Inc.	2,297	104,674
		225,029
TOTAL CONSUMER DISCRETIONARY		6,674,933
CONSUMER STAPLES - 9.6%
Beverages - 2.6%
Diageo PLC	12,138	530,748
Keurig Dr. Pepper, Inc.	45,103	1,591,234
The Coca-Cola Co.	31,727	1,945,500
		4,067,482
Food & Staples Retailing - 3.2%
Albertsons Companies, Inc.	17,366	368,159
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	8,928	407,700
BJ's Wholesale Club Holdings, Inc. (a)	7,534	545,989
Costco Wholesale Corp.	1,550	792,267
Walmart, Inc.	20,595	2,963,003
		5,077,118
Food Products - 1.3%
Bunge Ltd.	4,641	459,923
Mondelez International, Inc.	19,869	1,300,227
Nestle SA (Reg. S)	2,533	309,049
		2,069,199
Household Products - 1.4%
Procter & Gamble Co.	14,895	2,120,750
Personal Products - 0.2%
Unilever PLC	7,115	362,147
Tobacco - 0.9%
Philip Morris International, Inc.	13,357	1,392,334
TOTAL CONSUMER STAPLES		15,089,030
ENERGY - 9.8%
Oil, Gas & Consumable Fuels - 9.8%
Canadian Natural Resources Ltd.	16,984	1,042,489
ConocoPhillips Co.	16,685	2,033,401
Enterprise Products Partners LP	37,451	958,746
Exxon Mobil Corp.	44,553	5,168,592
Hess Corp.	7,695	1,155,481
Imperial Oil Ltd.	20,823	1,138,062
Phillips 66 Co.	12,839	1,287,367
Suncor Energy, Inc.	29,577	1,026,542
Valero Energy Corp.	11,280	1,579,538
		15,390,218
FINANCIALS - 15.8%
Banks - 9.9%
Bank of America Corp.	106,137	3,765,741
Huntington Bancshares, Inc.	68,408	1,037,749
JPMorgan Chase & Co.	35,793	5,009,588
M&T Bank Corp.	9,385	1,464,060
PNC Financial Services Group, Inc.	9,425	1,559,178
Wells Fargo & Co.	59,781	2,801,935
		15,638,251
Capital Markets - 0.8%
BlackRock, Inc. Class A	1,683	1,277,750
Consumer Finance - 1.1%
Capital One Financial Corp.	14,181	1,687,539
Insurance - 4.0%
American Financial Group, Inc.	7,070	1,008,111
Chubb Ltd.	8,578	1,951,409
Hartford Financial Services Group, Inc.	14,592	1,132,485
Marsh & McLennan Companies, Inc.	2,921	510,912
The Travelers Companies, Inc.	8,716	1,665,802
		6,268,719
TOTAL FINANCIALS		24,872,259
HEALTH CARE - 16.9%
Biotechnology - 2.0%
AbbVie, Inc.	8,000	1,182,000
Amgen, Inc.	7,824	1,974,778
		3,156,778
Health Care Equipment & Supplies - 0.3%
GE HealthCare Technologies, Inc. (a)	6,921	481,148
Health Care Providers & Services - 3.0%
Cigna Corp.	7,521	2,381,675
UnitedHealth Group, Inc.	4,433	2,212,909
		4,594,584
Life Sciences Tools & Services - 2.0%
Danaher Corp.	11,857	3,134,754
Pharmaceuticals - 9.6%
AstraZeneca PLC (United Kingdom)	12,614	1,652,592
Bristol-Myers Squibb Co.	32,224	2,341,074
Eli Lilly & Co.	6,583	2,265,539
Johnson & Johnson	19,259	3,147,306
Merck & Co., Inc.	12,185	1,308,791
Roche Holding AG (participation certificate)	6,157	1,922,033
Royalty Pharma PLC	20,686	810,684
Sanofi SA	17,171	1,681,461
		15,129,480
TOTAL HEALTH CARE		26,496,744
INDUSTRIALS - 8.4%
Aerospace & Defense - 3.0%
Huntington Ingalls Industries, Inc.	2,794	616,189
Lockheed Martin Corp.	1,738	805,146
Northrop Grumman Corp.	2,738	1,226,734
The Boeing Co. (a)	9,445	2,011,785
		4,659,854
Air Freight & Logistics - 0.6%
United Parcel Service, Inc. Class B	4,754	880,583
Building Products - 0.6%
Johnson Controls International PLC	13,052	908,028
Electrical Equipment - 0.7%
AMETEK, Inc.	7,807	1,131,390
Industrial Conglomerates - 1.6%
General Electric Co.	20,766	1,671,248
Hitachi Ltd.	7,555	396,203
Siemens AG	3,379	527,818
		2,595,269
Machinery - 1.4%
Crane Holdings Co.	5,327	617,453
Fortive Corp.	9,956	677,307
ITT, Inc.	10,220	936,050
		2,230,810
Professional Services - 0.2%
KBR, Inc.	6,472	331,561
Trading Companies & Distributors - 0.3%
Watsco, Inc. (b)	1,804	518,415
TOTAL INDUSTRIALS		13,255,910
INFORMATION TECHNOLOGY - 9.4%
Communications Equipment - 1.5%
Cisco Systems, Inc.	47,393	2,306,617
IT Services - 1.7%
Accenture PLC Class A	2,639	736,413
Amdocs Ltd.	14,760	1,356,887
Paychex, Inc.	1,254	145,288
Visa, Inc. Class A	1,720	395,961
		2,634,549
Semiconductors & Semiconductor Equipment - 2.0%
NXP Semiconductors NV	8,575	1,580,458
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	17,360	1,609,793
		3,190,251
Software - 3.0%
Gen Digital, Inc.	18,199	418,759
Microsoft Corp.	7,180	1,779,276
Open Text Corp.	28,146	944,088
Roper Technologies, Inc.	3,560	1,519,230
		4,661,353
Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc.	2,442	352,356
Samsung Electronics Co. Ltd.	28,767	1,431,143
Seagate Technology Holdings PLC	2,555	173,178
		1,956,677
TOTAL INFORMATION TECHNOLOGY		14,749,447
MATERIALS - 4.9%
Chemicals - 2.0%
Linde PLC	8,516	2,818,285
Nutrien Ltd.	4,795	396,920
		3,215,205
Containers & Packaging - 1.4%
Ball Corp.	13,141	765,332
Crown Holdings, Inc.	15,801	1,393,016
		2,158,348
Metals & Mining - 1.5%
Anglo American PLC (United Kingdom)	13,350	575,791
Freeport-McMoRan, Inc.	38,579	1,721,395
		2,297,186
TOTAL MATERIALS		7,670,739
REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 2.0%
American Tower Corp.	4,816	1,075,846
Lamar Advertising Co. Class A	10,105	1,076,587
Public Storage	3,099	943,150
		3,095,583
UTILITIES - 5.8%
Electric Utilities - 3.3%
Constellation Energy Corp.	5,582	476,480
Exelon Corp.	20,890	881,349
FirstEnergy Corp.	13,042	534,070
NextEra Energy, Inc.	26,924	2,009,338
PG&E Corp. (a)	27,864	443,038
Southern Co.	12,134	821,229
		5,165,504
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Corp.	21,140	487,488
Multi-Utilities - 2.2%
Ameren Corp.	8,990	780,961
CenterPoint Energy, Inc.	27,939	841,523
Dominion Energy, Inc.	15,933	1,013,976
WEC Energy Group, Inc.	8,715	819,123
		3,455,583
TOTAL UTILITIES		9,108,575
TOTAL COMMON STOCKS (Cost $123,040,404)		148,092,279

Money Market Funds - 4.4%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (c)	6,466,608	6,467,902
Fidelity Securities Lending Cash Central Fund 4.38% (c)(d)	506,199	506,250
TOTAL MONEY MARKET FUNDS (Cost $6,974,152)		6,974,152

TOTAL INVESTMENT IN SECURITIES - 98.6% (Cost $130,014,556)	155,066,431
NET OTHER ASSETS (LIABILITIES) - 1.4%	2,219,756
NET ASSETS - 100.0%	157,286,187

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	92,940	44,555,591	38,180,629	112,694	-	-	6,467,902	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	-	2,572,173	2,065,923	156	-	-	506,250	0.0%
Total	92,940	47,127,764	40,246,552	112,850	-	-	6,974,152

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	11,688,841	11,688,841	-	-
Consumer Discretionary	6,674,933	6,674,933	-	-
Consumer Staples	15,089,030	13,887,086	1,201,944	-
Energy	15,390,218	15,390,218	-	-
Financials	24,872,259	24,872,259	-	-
Health Care	26,496,744	21,240,658	5,256,086	-
Industrials	13,255,910	12,331,889	924,021	-
Information Technology	14,749,447	13,318,304	1,431,143	-
Materials	7,670,739	7,094,948	575,791	-
Real Estate	3,095,583	3,095,583	-	-
Utilities	9,108,575	9,108,575	-	-

Money Market Funds	6,974,152	6,974,152	-	-
Total Investments in Securities:	155,066,431	145,677,446	9,388,985	-
Financial Statements
Statement of Assets and Liabilities
		January 31, 2023

Assets
Investment in securities, at value (including securities loaned of $517,266) - See accompanying schedule:
Unaffiliated issuers (cost $123,040,404)	$148,092,279
Fidelity Central Funds (cost $6,974,152)	6,974,152

Total Investment in Securities (cost $130,014,556)		$155,066,431
Foreign currency held at value (cost $42)		42
Receivable for investments sold		3,907,188
Receivable for fund shares sold		117,515
Dividends receivable		185,353
Distributions receivable from Fidelity Central Funds		22,034
Total assets		159,298,563
Liabilities
Payable for investments purchased	$1,360,032
Payable for fund shares redeemed	102,346
Accrued management fee	43,747
Other payables and accrued expenses	1
Collateral on securities loaned	506,250
Total Liabilities		2,012,376
Net Assets		$157,286,187
Net Assets consist of:
Paid in capital		$133,905,191
Total accumulated earnings (loss)		23,380,996
Net Assets		$157,286,187
Net Asset Value , offering price and redemption price per share ($157,286,187 ÷ 11,687,255 shares)		$13.46

Statement of Operations
		Year ended January 31, 2023
Investment Income
Dividends		$3,226,770
Income from Fidelity Central Funds (including $156 from security lending)		112,850
Total Income		3,339,620
Expenses
Management fee	$461,344
Independent trustees' fees and expenses	439
Total expenses before reductions	461,783
Expense reductions	(67)
Total expenses after reductions		461,716
Net Investment income (loss)		2,877,904
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,693,345)
Foreign currency transactions	(3,023)
Total net realized gain (loss)		(1,696,368)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,945,555
Assets and liabilities in foreign currencies	769
Total change in net unrealized appreciation (depreciation)		1,946,324
Net gain (loss)		249,956
Net increase (decrease) in net assets resulting from operations		$3,127,860
Statement of Changes in Net Assets

	Year ended January 31, 2023	Year ended January 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,877,904	$1,725,756
Net realized gain (loss)	(1,696,368)	3,305,706
Change in net unrealized appreciation (depreciation)	1,946,324	12,436,617
Net increase (decrease) in net assets resulting from operations	3,127,860	17,468,079
Distributions to shareholders	(2,585,519)	(3,781,451)
Share transactions
Proceeds from sales of shares	77,628,161	52,489,944
Reinvestment of distributions	2,585,519	3,781,451
Cost of shares redeemed	(31,423,794)	(26,061,658)
Net increase (decrease) in net assets resulting from share transactions	48,789,886	30,209,737
Total increase (decrease) in net assets	49,332,227	43,896,365

Net Assets
Beginning of period	107,953,960	64,057,595
End of period	$157,286,187	$107,953,960

Other Information
Shares
Sold	6,024,855	3,957,684
Issued in reinvestment of distributions	205,000	281,069
Redeemed	(2,435,873)	(1,945,673)
Net increase (decrease)	3,793,982	2,293,080

Financial Highlights
Fidelity® Equity-Income K6 Fund

Years ended January 31,	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$13.68	$11.44	$10.83	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.27	.24	.20	.12
Net realized and unrealized gain (loss)	(.24) D	2.51	.62	.79
Total from investment operations	.03	2.75	.82	.91
Distributions from net investment income	(.25)	(.23)	(.20)	(.08)
Distributions from net realized gain	- E	(.27)	(.01)	- E
Total distributions	(.25)	(.51) F	(.21)	(.08)
Net asset value, end of period	$13.46	$13.68	$11.44	$10.83
Total Return G,H	.35%	24.13%	7.97%	9.14%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.34%	.34%	.34%	.34% K
Expenses net of fee waivers, if any	.34%	.34%	.34%	.34% K
Expenses net of all reductions	.34%	.34%	.34%	.34% K
Net investment income (loss)	2.12%	1.81%	1.98%	1.78% K
Supplemental Data
Net assets, end of period (000 omitted)	$157,286	$107,954	$64,058	$48,531
Portfolio turnover rate L	37% M	43% M	70% M	21% K,M

A For the period June 13, 2019 (commencement of operations) through January 31, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Amount represents less than $.005 per share.

F Total distributions per share do not sum due to rounding.

G Total returns for periods of less than one year are not annualized.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

M Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements
For the period ended January 31, 2023

1. Organization.
Fidelity Equity-Income K6 Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2023, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and   losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$27,693,706
Gross unrealized depreciation	(3,390,227)
Net unrealized appreciation (depreciation)	$24,303,479
Tax Cost	$130,762,952

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$464,572
Capital loss carryforward	$(1,273,433)
Net unrealized appreciation (depreciation) on securities and other investments	$24,189,857

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(1,273,433)
Long-term	(-)
Total capital loss carryforward	$(1,273,433)

The tax character of distributions paid was as follows:

	January 31, 2023	January 31, 2022
Ordinary Income	$2,585,519	$1,985,782
Long-term Capital Gains	-	1,795,669
Total	$2,585,519	$3,781,451
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Equity-Income K6 Fund	46,641,171	53,478,352

Unaffiliated Exchanges In-Kind.   Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Equity-Income K6 Fund	3,821,064	48,923,346

Prior Year Unaffiliated Exchanges In-Kind.   Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Equity-Income K6 Fund	2,202,584	29,474,296
5. Fees and Other Transactions with Affiliates.
Management Fee.   Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .34% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Equity-Income K6 Fund	$713

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Equity-Income K6 Fund	2,329,996	5,188,881	(406,099)

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Equity-Income K6 Fund	$16	$-	$-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $67.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Devonshire Trust and the Shareholders of Fidelity Equity-Income K6 Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Equity-Income K6 Fund (the "Fund"), a fund of Fidelity Devonshire Trust, including the schedule of investments, as of January 31, 2023, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and for the period from June 13, 2019 (commencement of operations) through January 31, 2020, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from June 13, 2019 (commencement of operations) through January 31, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 14, 2023
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 318 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chair. The Trustees have determined that an interested Chair is appropriate and benefits shareholders because an interested Chair has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chair, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chair and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's alternative investment, investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity ® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Bettina Doulton (1964)
Year of Election or Appointment: 2020
Trustee
Ms. Doulton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity ® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).
Robert A. Lawrence (1952)
Year of Election or Appointment: 2020
Trustee
Chair of the Board of Trustees
Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Trustee and Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity ® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Thomas P. Bostick (1956)
Year of Election or Appointment: 2021
Trustee
Lieutenant General Bostick also serves as Trustee of other Fidelity ® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present) and as a member of the Board of HireVue, Inc. (video interview and assessment, 2020-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005
Trustee
Mr. Dirks also serves as Trustee of other Fidelity ® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.
Donald F. Donahue (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Donahue also serves as Trustee of other Fidelity ® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York and a member of the Board of The Leadership Academy (previously NYC Leadership Academy) (2012-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).
Vicki L. Fuller (1957)
Year of Election or Appointment: 2020
Trustee
Ms. Fuller also serves as Trustee of other Fidelity ® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity ® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present), as a member of the Board of Treliant, LLC (consulting, 2019-present), as a member of the Advisory Board of Ariel Alternatives, LLC (private equity, 2021-present) and as a member of the Board and Chair of the Audit Committee of Gusto, Inc. (software, 2021-present). In addition, Ms. Fuller currently serves as a member of the Board of Roosevelt University (2019-present) and as a member of the Executive Board of New York University's Stern School of Business. Ms. Fuller previously served as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-2021).
Patricia L. Kampling (1959)
Year of Election or Appointment: 2020
Trustee
Ms. Kampling also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee and Chair of the Executive Development and Compensation Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).
Thomas A. Kennedy (1955)
Year of Election or Appointment: 2021
Trustee
Mr. Kennedy also serves as Trustee of other Fidelity ® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity ® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy currently serves as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-present). He is also a member of the Rutgers School of Engineering Industry Advisory Board (2011-present) and a member of the UCLA Engineering Dean's Executive Board (2016-present).
Oscar Munoz (1959)
Year of Election or Appointment: 2021
Trustee
Mr. Munoz also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present) and a member of the Advisory Board of Salesforce.com, Inc. (cloud-based software, 2020-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity ® funds (2021).
David M. Thomas (1949)
Year of Election or Appointment: 2008
Trustee
Lead Independent Trustee
Mr. Thomas also serves as Trustee of other Fidelity ® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and as Director (2013-present) and Non-Executive Chairman of the Board (2022-present) of Interpublic Group of Companies, Inc. (marketing communication).
Susan Tomasky (1953)
Year of Election or Appointment: 2020
Trustee
Ms. Tomasky also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Executive Committee, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present) and as a member of the Board of its subsidiary company, Public Service Electric and Gas Co. (2021-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company - America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Kenyon in the World Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity ® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).
Michael E. Wiley (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Wiley also serves as Trustee of other Fidelity ® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity ® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003
Member of the Advisory Board
Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity ® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).
Craig S. Brown (1977)
Year of Election or Appointment: 2022
Deputy Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity ® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
William C. Coffey (1969)
Year of Election or Appointment: 2019
Assistant Secretary
Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).
Timothy M. Cohen (1969)
Year of Election or Appointment: 2018
Vice President
Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
Assistant Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Colm A. Hogan (1973)
Year of Election or Appointment: 2020
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Pamela R. Holding (1964)
Year of Election or Appointment: 2018
Vice President
Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).
Cynthia Lo Bessette (1969)
Year of Election or Appointment: 2019
Secretary and Chief Legal Officer (CLO)
Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), FD Funds Management LLC (2021-present), and Fidelity Diversifying Solutions LLC (investment adviser firm, 2022-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).
Chris Maher (1972)
Year of Election or Appointment: 2020
Deputy Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jason P. Pogorelec (1975)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments. Mr. Pogorelec serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2023-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity ® funds (2015-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2016
President and Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2022 to January 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2022	Ending Account Value January 31, 2023	Expenses Paid During Period- C August 1, 2022 to January 31, 2023

Fidelity® Equity-Income K6 Fund	.34%
Actual		$ 1,000	$ 1,050.70	$ 1.76
Hypothetical- B		$ 1,000	$ 1,023.49	$ 1.73

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions   (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com .

A total of 0.01% of the dividends distributed during the fiscal year were derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $91,432 of distributions paid during the fiscal year ended 2023 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 90%, 93%, 94%, 94%, and 94% of the dividends distributed in March, April, July, October, and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed in March, April, July, October, and December during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9893876.103
EQU-K6-ANN-0423

Item 2.

Code of Ethics

As of the end of the period, January 31, 2023, Fidelity Devonshire Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Equity-Income K6 Fund, Fidelity Mid Cap Value K6 Fund, Fidelity Series All-Sector Equity Fund and Fidelity Series Value Discovery Fund (the “Funds”):

Services Billed by Deloitte Entities

January 31, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Equity-Income K6 Fund	$45,800	$-	$10,200	$1,100
Fidelity Mid Cap Value K6 Fund	$35,700	$-	$7,800	$900
Fidelity Series All-Sector Equity Fund	$41,700	$-	$8,100	$1,000
Fidelity Series Value Discovery Fund	$43,100	$-	$10,000	$1,100

January 31, 2022 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Equity-Income K6 Fund	$45,400	$-	$9,700	$1,000
Fidelity Mid Cap Value K6 Fund	$38,200	$-	$7,500	$800
Fidelity Series All-Sector Equity Fund	$41,400	$-	$7,800	$1,000
Fidelity Series Value Discovery Fund	$42,700	$-	$9,300	$1,000

A Amounts may reflect rounding

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Equity-Income Fund, Fidelity Mid Cap Value Fund, Fidelity Series Stock Selector Large Cap Value Fund and Fidelity Stock Selector Large Cap Value Fund (the “Funds”):

Services Billed by PwC

January 31, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Equity-Income Fund	$63,000	$5,000	$18,200	$1,700
Fidelity Mid Cap Value Fund	$45,000	$3,800	$10,000	$1,300
Fidelity Series Stock Selector Large Cap Value Fund	$40,200	$3,300	$8,100	$1,200
Fidelity Stock Selector Large Cap Value Fund	$44,700	$3,800	$8,400	$1,300

January 31, 2022 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Equity-Income Fund	$57,800	$5,400	$15,200	$1,700
Fidelity Mid Cap Value Fund	$43,100	$4,100	$8,800	$1,300
Fidelity Series Stock Selector Large Cap Value Fund	$37,700	$3,600	$7,200	$1,200
Fidelity Stock Selector Large Cap Value Fund	$42,700	$4,100	$8,000	$1,300

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	January 31, 2023A	January 31, 2022A
Audit-Related Fees	$-	$-
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

Services Billed by PwC

	January 31, 2023A	January 31, 2022A
Audit-Related Fees	$7,914,600	$8,239,800
Tax Fees	$1,000	$354,200
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	January 31, 2023A	January 31, 2022A
Deloitte Entities	$498,500	$567,600
PwC	$12,949,100	$13,898,600

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 23, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	March 23, 2023